THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2004

BENCHMARK FUNDS
NOVA
URSA
OTC
ARKTOS
U.S. GOVERNMENT BOND
JUNO
MEDIUS
MEKROS
LARGE-CAP EUROPE
LARGE-CAP JAPAN
LARGE-CAP VALUE
LARGE-CAP GROWTH
MID-CAP VALUE
MID-CAP GROWTH
INVERSE MID-CAP
SMALL-CAP VALUE
SMALL-CAP GROWTH
INVERSE SMALL-CAP
TITAN 500
VELOCITY 100
LONG DYNAMIC DOW 30
INVERSE DYNAMIC DOW 30

STRATEGIC FUND
SECTOR ROTATION

MONEY MARKET FUND
U.S. GOVERNMENT MONEY
MARKET

SECTOR FUNDS
BANKING
BASIC MATERIALS
BIOTECHNOLOGY
CONSUMER PRODUCTS
ELECTRONICS
ENERGY
ENERGY SERVICES
FINANCIAL SERVICES
HEALTH CARE
INTERNET
LEISURE
PRECIOUS METALS
REAL ESTATE
RETAILING
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION
UTILITIES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

SECTOR FUNDS

STRATEGIC FUND

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, U.S. Government Bond Fund, Juno Fund, Medius Fund, Mekros Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Titan 500 Fund, Velocity 100 Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund, Inverse Small-Cap Fund, Long Dynamic Dow 30 Fund and Inverse Dynamic Dow 30 Fund

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

STRATEGIC FUND - Sector Rotation Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

    BENCHMARK FUNDS
5   COMMON RISK/RETURN INFORMATION
6   NOVA FUND
8   URSA FUND
10  OTC FUND
12  ARKTOS FUND
14  U.S. GOVERNMENT BOND FUND
16  JUNO FUND
18  MEDIUS FUND
20  MEKROS FUND
22  LARGE-CAP EUROPE FUND
24  LARGE-CAP JAPAN FUND
26  LARGE-CAP VALUE FUND
28  LARGE-CAP GROWTH FUND
30  MID-CAP VALUE FUND
32  MID-CAP GROWTH FUND
34  INVERSE MID-CAP FUND
36  SMALL-CAP VALUE FUND
38  SMALL-CAP GROWTH FUND
40  INVERSE SMALL-CAP FUND
42  TITAN 500 FUND
44  VELOCITY 100 FUND
46  LONG DYNAMIC DOW 30 FUND
48  INVERSE DYNAMIC DOW 30 FUND

    SECTOR FUNDS
50  COMMON RISK/RETURN INFORMATION
51  BANKING FUND
53  BASIC MATERIALS FUND
55  BIOTECHNOLOGY FUND
57  CONSUMER PRODUCTS FUND
59  ELECTRONICS FUND
61  ENERGY FUND
63  ENERGY SERVICES FUND
65  FINANCIAL SERVICES FUND
67  HEALTH CARE FUND
69  INTERNET FUND
71  LEISURE FUND
73  PRECIOUS METALS FUND
75  REAL ESTATE FUND
77  RETAILING FUND
79  TECHNOLOGY FUND
81  TELECOMMUNICATIONS FUND
83  TRANSPORTATION FUND
85  UTILITIES FUND

    STRATEGIC FUND
87  SECTOR ROTATION FUND

    MONEY MARKET FUND
89  U.S. GOVERNMENT MONEY MARKET FUND

91  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

95  PURCHASING AND REDEEMING SHARES

96  DIVIDENDS, DISTRIBUTIONS, AND TAXES

96  MANAGEMENT OF THE FUNDS

98  FINANCIAL HIGHLIGHTS

115 BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

U.S. GOVERNMENT BOND FUND

JUNO FUND

MEDIUS FUND

MEKROS FUND

LARGE-CAP EUROPE FUND

LARGE-CAP JAPAN FUND

TITAN 500 FUND

VELOCITY 100 FUND

LARGE-CAP VALUE FUND

LARGE-CAP GROWTH FUND

MID-CAP VALUE FUND

MID-CAP GROWTH FUND

INVERSE MID-CAP FUND

SMALL-CAP VALUE FUND

SMALL-CAP GROWTH FUND

INVERSE SMALL-CAP FUND

LONG DYNAMIC DOW 30 FUND

INVERSE DYNAMIC DOW 30 FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     30.06
1999     23.28
2000    -20.30
2001    -23.58
2002    -35.72
2003     39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                            NOVA FUND   S&P 500 INDEX (2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                                39.19%          28.68%
PAST FIVE YEARS                                              -7.65%          -0.57%
SINCE INCEPTION (05/07/97)                                    0.98%           6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  162      $   502       $   865       $  1,887

URSA FUND

FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    -21.93
1999    -15.06
2000     16.05
2001     14.99
2002     21.64
2003    -23.78

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                             URSA FUND    S&P 500 INDEX(2)
------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 -23.78%          28.68%
PAST FIVE YEARS                                                 1.03%          -0.57%
SINCE INCEPTION (06/09/97)(3)                                  -5.11%           5.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  175      $   543      $   936       $  2,033

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76
1999    101.32
2000    -38.19
2001    -35.17
2002    -38.85
2003     45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                             OTC FUND    NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 45.41%           49.13%
PAST FIVE YEARS                                               -6.43%           -4.37%
SINCE INCEPTION (05/07/97)                                     5.23%            7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  161      $   498      $   860       $  1,875

ARKTOS FUND

FUND INFORMATION

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Arktos Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002     33.85
2003    -37.37

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.20% (QUARTER ENDED JUNE 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.97% (QUARTER ENDED DECEMBER 31, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                              ARKTOS     NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 -37.37%          49.13%
SINCE INCEPTION (05/21/2001)                                   -0.44%         -12.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.68%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  176      $   547      $   941       $  2,044

U.S. GOVERNMENT BOND FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S.Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     12.86
1999    -20.45
2000     20.16
2001      0.08
2002     18.62
2003     -0.64

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                         U.S. GOVERNMENT        LEHMAN LONG
                                                            BOND FUND      TREASURY BOND INDEX(2)
-------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 -0.64%              -4.34%
PAST FIVE YEARS                                                2.43%              -1.23%
SINCE INCEPTION (08/18/97)(3)                                  5.40%               1.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
     12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.50%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.23%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  129      $   402      $   695       $  1,530

JUNO FUND

FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Juno Fund commenced operations on May 1, 2003. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                            .90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.69%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  177      $   550      $   946       $  2,056

MEDIUS FUND

FUND INFORMATION

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Medius Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -24.44
2003     52.43

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.41% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -25.33% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                          S&P MIDCAP 400
                                                              MEDIUS         INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                                 52.43%          35.62%
SINCE INCEPTION (10/01/2001)                                  18.28%          15.87%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P MIDCAP 400(R) INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Medius Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  178      $   553      $   952       $  2,067

MEKROS FUND

FUND INFORMATION

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mekros Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -35.45
2003     64.28

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.50% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                              MEKROS     RUSSELL 2000 INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 64.28%             47.26%
SINCE INCEPTION (10/01/2001)                                  14.94%             17.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANYS' PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  178      $   553      $   952       $  2,067

LARGE-CAP EUROPE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the European markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Europe Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -28.35
2003     43.08

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.39% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -28.86% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                         LARGE-CAP EUROPE   DOW JONES STOXX 50 INDEX(2)
-------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                  43.08%                 32.54%
SINCE INCEPTION (10/01/2001)                                    6.35%                  5.46%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX VARIABLE TRUST.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Europe Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  178      $   553      $   952       $  2,067

LARGE-CAP JAPAN FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in Japanese yen can change when the Japanese yen strengthens or weakens relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in Japan. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the Japanese markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Japan Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -16.20
2003     37.62

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDED SEPTEMBER 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.53% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                             LARGE-CAP JAPAN   TOPIX 100 INDEX(2)
-------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                     37.62%            30.85%
SINCE INCEPTION (10/01/2001)                                       0.47%             2.10%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Japan Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  177      $   550      $   946       $  2,056

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Value Fund is subject to other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Large-Cap Value Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.51%

*    OTHER EXPENSES ARE ESTIMATED

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  159               $   492

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Growth Fund is subject to other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Large-Cap Growth Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.51%

* OTHER EXPENSES ARE ESTIMATED

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  159               $   492

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Mid-Cap Value Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.51%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  159               $   492

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Mid-Cap Growth Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.51%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  159               $   492

INVERSE MID-CAP FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Mid-Cap Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.66%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  174               $   540

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Small-Cap Value Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.51%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  159               $   492

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Small-Cap Growth Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.51%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  159               $   492

INVERSE SMALL-CAP FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index").

If the fund meets its objectives, the value of the Fund's shares tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Small-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Small-Cap Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.66%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Small-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  174               $   540

TITAN 500 FUND

FUND INFORMATION

FUND OBJECTIVE

The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Titan 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Titan 500 Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Titan 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -46.00
2003     54.94

DURING THE PERIOD SHOWN IN THE BAR CHART,THE HIGHEST RETURN FOR A QUARTER WAS 31.24% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -33.86% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                             TITAN 500   S&P 500 INDEX(2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                                  54.94%         28.68%
SINCE INCEPTION (10/01/2001)                                   -0.02%         4.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Titan 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  177      $   550      $   946       $  2,056

VELOCITY 100 FUND

FUND INFORMATION

FUND OBJECTIVE

The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Velocity 100 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Velocity 100 Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) Index goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Velocity 100 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -69.46
2003     98.63

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.14% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -50.46% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                           VELOCITY 100    NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 98.63%             49.13%
SINCE INCEPTION (10/01/2001)                                  -2.46%             11.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.71%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Velocity 100 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  180      $   556      $   957       $  2,078

LONG DYNAMIC DOW 30 FUND

FUND INFORMATION

FUND OBJECTIVE

The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Long Dynamic Dow 30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Long Dynamic Dow 30 Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Long Dynamic Dow 30 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                         NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.66%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Long Dynamic Dow 30 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  174               $   540

INVERSE DYNAMIC DOW 30 FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow 30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Dynamic Dow 30 Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

INVERSE DYNAMIC DOW 30 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Dynamic Dow 30 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                         NONE
  OTHER EXPENSES*                                                                           0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.66%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow 30 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR               3 YEARS
--------------------------------------------------------------------------------
                          $  174               $   540

                                       50
RYDEX SECTOR FUNDS

BANKING FUND

BASIC MATERIALS FUND

BIOTECHNOLOGY FUND

CONSUMER PRODUCTS FUND

ELECTRONICS FUND

ENERGY FUND

ENERGY SERVICES FUND

FINANCIAL SERVICES FUND

HEALTH CARE FUND

INTERNET FUND

LEISURE FUND

PRECIOUS METALS FUND

REAL ESTATE FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND

UTILITIES FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Banking Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -0.78
2003   31.74

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.53% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -13.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31,2003) (1)

                                                                BANKING   S&P 500 INDEX (2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                                    31.74%        28.68%
SINCE INCEPTION (05/02/2001)                                     10.92%        -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  173      $   537      $   925       $  2,011

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -12.75
2003    31.46

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.09% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.95% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                             BASIC MATERIALS   S&P 500 INDEX (2)
------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                     31.46%            28.68%
SINCE INCEPTION (05/02/2001)                                       4.02%            -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR     3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
                 $  175     $   543      $   936        $  2,033

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -45.35
2003    42.11

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.15% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -32.74% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                         BIOTECHNOLOGY   S&P 500 INDEX (2)
------------------------------------------------------------------------------------------
PAST ONE YEAR                                                42.11%            28.68%
SINCE INCEPTION (05/02/2001)                                 -9.50%            -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.
\
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -3.61
2003   21.86

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.29% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -10.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                        CONSUMER PRODUCTS   S&P 500 INDEX (2)
---------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 21.86%              28.68%
SINCE INCEPTION (05/29/2001)                                   6.93%              -3.36%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  171      $   531      $   914       $  1,988

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Electronics Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -48.21
2003    69.82

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.45% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -38.25% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                          ELECTRONICS   S&P 500 INDEX (2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                                69.82%          28.68%
SINCE INCEPTION (08/03/2001)                                -12.43%          -1.96%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  173      $   537      $   925       $  2,011

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -13.51
2003    23.01

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.90% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.97% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                             ENERGY   S&P 500 INDEX (2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                                23.01%        28.68%
SINCE INCEPTION (05/29/2001)                                 -4.07%        -3.36%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  174      $   540      $   930       $  2,022

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -12.07
2003     8.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 11.99% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.84% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                        ENERGY SERVICES   S&P 500 INDEX (2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                                  8.41%           28.68%
SINCE INCEPTION (05/02/2001)                                 -13.64%           -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  173      $   537      $   925       $  2,011

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -15.10
2003    28.92

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                       FINANCIAL SERVICES   S&P 500 INDEX (2)
---------------------------------------------------------------------------------------------
PAST ONE YEAR                                                28.92%              28.68%
SINCE INCEPTION (07/20/2001)                                  1.87%              -1.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -21.31
2003    29.77

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                          HEALTH CARE  S&P 500 INDEX (2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                                29.77%         28.68%
SINCE INCEPTION (06/19/2001)                                 -1.07%         -1.76%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

                                       69
INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -43.34
2003    64.39

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.55% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.83% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                            INTERNET   S&P 500 INDEX (2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                                64.39%         28.68%
SINCE INCEPTION (05/24/2001)                                -18.48%         -4.07%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  173      $   537      $   925       $  2,011

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -14.76
2003    34.89

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.59% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.30% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                            LEISURE   S&P 500 INDEX (2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                                34.89%         28.68%
SINCE INCEPTION (05/22/2001)                                 -6.80%         -4.52%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  173      $   537      $   925       $  2,011

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998    -17.24
1999     -3.58
2000    -20.63
2001     12.99
2002     45.59
2003     40.90

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -17.68% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                             PRECIOUS METALS FUND   S&P 500 INDEX (2)
-----------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                      40.90%                28.68%
PAST FIVE YEARS                                                    12.15%                -0.57%
SINCE INCEPTION (05/29/97)                                          0.46%                 5.81%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  162      $   502      $   865       $  1,887

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Real Estate Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -1.12
2003    30.31

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -9.37% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                         REAL ESTATE   S&P 500 INDEX (2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                                30.31%        28.68%
SINCE INCEPTION (10/01/2001)                                 13.94%         4.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

                                       77
RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -21.91
2003    35.27

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.69% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.72% (QUARTER ENDED SEPTEMBER 30, 2002).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                        RETAILING FUND   S&P 500 INDEX (2)
------------------------------------------------------------------------------------------
PAST ONE YEAR                                                35.27%           28.68%
SINCE INCEPTION (07/23/2001)                                  3.35%           -1.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -39.11
2003    61.32

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                           TECHNOLOGY   S&P 500 INDEX (2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                                 61.32%          28.68%
SINCE INCEPTION (05/02/2001)                                 -11.08%          -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -39.58
2003     33.68

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                       TELECOMMUNICATIONS       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                33.68%                 28.68%
SINCE INCEPTION (07/27/2001)                -12.21%                 -1.65%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -11.68
2003     20.51

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.28% (QUARTER ENDED JUNE 30,2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.89% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                          TRANSPORTATION       S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                 20.51%                28.68%
SINCE INCEPTION (06/11/2001)                   1.50%                -3.02%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  172      $   534      $   919       $  2,000

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                            UTILITIES          S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                 25.40%                28.68%
SINCE INCEPTION (05/02/2001)                 -16.71%                -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.85%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  170      $   527      $   908       $  1,977

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -22.40
2003     29.97

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30,2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                        SECTOR ROTATION        S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                29.97%                 28.68%
SINCE INCEPTION (05/01/2002)                  0.48%                  3.25%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.90%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.70%

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  178      $   553      $   952       $  2,067

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    2.22
1999    3.92
2000    5.20
2001    2.77
2002    0.47
2003    0.01

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.36% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS 0.00% (QUARTER ENDED DECEMBER 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                  U.S. GOVERNMENT MONEY        90 DAY TREASURY
                                       MARKET FUND            COMPOSITE INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               0.01%                     1.14%
PAST FIVE YEARS                             2.46%                     3.67%
SINCE INCEPTION (05/07/97)                  2.62%                     4.09%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

YIELD - Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.50%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.22%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                 $  128      $   399      $   690       $  1,518

MORE INFORMATION ABOUT FUND

INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES
With the exception of the Medius, Mekros, Large-Cap Europe, Large-Cap Japan, Titan 500, Velocity 100, Long Dynamic Dow 30 and Inverse Dynamic Dow 30 Funds the Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, Large-Cap Japan, Titan 500, Velocity 100, Long Dynamic Dow 30 and Inverse Dynamic Dow 30 Funds' objective is to provide investment results that correlate to the performance of a specific benchmark over time. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                              BENCHMARK
--------------------------------------------------------------------------------------------------------------------
NOVA FUND                         150% OF THE PERFORMANCE OF THE S&P 500(R)INDEX
URSA FUND                         INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R)INDEX
OTC FUND                          THE NASDAQ 100 INDEX(R)
ARKTOS FUND                       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
U.S. GOVERNMENT BOND FUND         120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
JUNO FUND                         INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND
MEDIUS FUND                       150% OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
MEKROS FUND                       150% OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)
LARGE-CAP EUROPE FUND             125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50(SM) INDEX
LARGE-CAP JAPAN FUND              125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX
LARGE-CAP VALUE FUND              S&P 500/BARRA VALUE(R) INDEX
LARGE-CAP GROWTH FUND             S&P 500/BARRA GROWTH(R) INDEX
MID-CAP VALUE FUND                S&P MIDCAP 400/BARRA VALUE(R) INDEX
MID-CAP GROWTH FUND               S&P MIDCAP 400/BARRA GROWTH(R) INDEX
INVERSE MID-CAP FUND              INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
SMALL-CAP VALUE FUND              S&P SMALLCAP 600/BARRA VALUE(R) INDEX
SMALL-CAP GROWTH FUND             S&P SMALLCAP 600/BARRA GROWTH(R) INDEX
INVERSE SMALL-CAP FUND            INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)
TITAN 500 FUND                    200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
VELOCITY 100 FUND                 200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
LONG DYNAMIC DOW 30 FUND          200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)
INVERSE DYNAMIC DOW 30 FUND       200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

DOW JONES STOXX 50(SM) INDEX. The Dow Jones Stoxx 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2003, the Dow Jones Stoxx 50 Index(SM) included companies with capitalizations between $18 billion and $179.0 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2003, the Topix 100 Index included companies with capitalizations between $5 billion and $122.0 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) included companies with capitalizations between $7 million and $2.0 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/BARRA VALUE INDEX. The S&P 500/Barra Value Index measures the performance of the companies included in the S&P 500 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $902 million and $271.0 billion.

S&P 500/BARRA GROWTH INDEX. The S&P 500/Barra Growth Index measures the performance of the companies included in the S&P 500 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $1.02 billion and $311.1 billion.

S&P MIDCAP 400/BARRA VALUE INDEX. The S&P MidCap 400/Barra Value Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $336 million and $11.8 billion.

S&P MIDCAP 400/BARRA GROWTH INDEX. The S&P MidCap 400/Barra Growth Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $507 million and $11.8 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a capitalization-weighted index of 400 mid cap stocks chosen by S&P for market size, liquidity and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

S&P SMALLCAP 600/BARRA VALUE INDEX. The S&P SmallCap 600/Barra Value Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $64 million and $2.5 billion.

S&P SMALLCAP 600/BARRA GROWTH INDEX. The S&P SmallCap 600/Barra Growth Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $129 million and $4.9 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) Index included companies with capitalizations between $7 million and $2.0 billion.

THE DOW JONES INDUSTRIAL AVERAGE INDEX. The Dow Jones Industrial Average is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova, U.S. Government Bond, Medius, Mekros, Large-Cap Europe, Large-Cap Japan, Titan 500, Velocity 100, Long Dynamic Dow 30 and Inverse Dynamic Dow 30 Funds -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, Juno, Inverse Mid-Cap, Inverse Small-Cap and Inverse Dynamic Dow 30 Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, VELOCITY 100, TITAN 500, LONG DYNAMIC DOW 30, INVERSE DYNAMIC DOW 30 AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Arktos, and Velocity 100 Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, SECTOR ROTATION, AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, SECTOR ROTATION, AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, JUNO, INVERSE MID-CAP, INVERSE SMALL-CAP, INVERSE DYNAMIC DOW 30 AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (MEDIUS, MEKROS, SECTOR ROTATION, MID-CAP VALUE, MID-CAP GROWTH, SMALL-CAP VALUE, SMALL-CAP GROWTH AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK AND STRATEGIC FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

ACTIVE TRADING

Unlike other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by investors who frequently redeem or exchange shares of the Funds. Consequently, your insurance company may impose restrictions on transactions by contract owners involving separate accounts that invest in this Fund.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign exchanges were open.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and U.S. Government Bond Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                             ADVISORY FEE
-----------------------------------------------------------------------------
NOVA                                                                .75%
URSA                                                                .90%
OTC                                                                 .75%
ARKTOS                                                              .90%
U.S. GOVERNMENT BOND                                                .50%
JUNO                                                                .90%
MEDIUS                                                              .90%
MEKROS                                                              .90%

FUND                                                             ADVISORY FEE
-----------------------------------------------------------------------------
LARGE-CAP EUROPE                                                    .90%
LARGE-CAP JAPAN                                                     .90%
SECTOR FUNDS (EXCEPT PRECIOUS METALS)                               .85%
PRECIOUS METALS                                                     .75%
SECTOR ROTATION                                                     .90%
U.S. GOVERNMENT MONEY MARKET                                        .50%
LARGE-CAP VALUE*                                                    .75%
LARGE-CAP GROWTH*                                                   .75%
MID-CAP VALUE*                                                      .75%
MID-CAP GROWTH*                                                     .75%
INVERSE MID-CAP*                                                    .90%
SMALL-CAP VALUE*                                                    .75%
SMALL-CAP GROWTH*                                                   .75%
INVERSE SMALL-CAP*                                                  .90%
TITAN 500                                                           .90%
TEMPEST 500                                                         .90%
VELOCITY 100                                                        .90%
VENTURE 100                                                         .90%
LONG DYNAMIC DOW 30*                                                .90%
INVERSE DYNAMIC DOW 30*                                             .90%

* THE LARGE-CAP VALUE, LARGE-CAP GROWTH, MID-CAP VALUE, MID-CAP GROWTH, INVERSE MID-CAP, SMALL-CAP VALUE, SMALL-CAP GROWTH, INVERSE SMALL-CAP, LONG DYNAMIC DOW 30 AND INVERSE DYNAMIC DOW 30 FUNDS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2003. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003            2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                $       5.18    $       8.67     $      13.88     $      18.57     $      15.88
                                                   ------------    ------------     ------------     ------------     ------------
  Net Investment Income (Loss)+                             .01            (.01)             .30              .74              .49
  Net Realized and Unrealized Gains (Losses)
   on Securities                                           2.02           (3.07)           (3.81)           (4.16)            3.10
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                               2.03           (3.08)           (3.51)           (3.42)            3.59
  Distributions to Shareholders from:
   Net Investment Income                                     --            (.41)           (1.70)            (.15)            (.01)
   Net Realized Capital Gains                                --              --               --            (1.12)            (.89)
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value               2.03           (3.49)           (5.21)           (4.69)            2.69
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                       $       7.21    $       5.18     $       8.67     $      13.88     $      18.57
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                   39.19%         (35.72)%         (23.58)%         (20.30)%          23.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.54%           1.72%            1.45%            1.42%            1.55%
  Net Expenses                                             1.54%           1.72%            1.45%            1.42%            1.55%
  Net Investment Income                                    0.09%          (0.14)%           2.61%            4.45%            2.90%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                  729%            570%               0%               0%               0%
  Net Assets, End of Period (000's omitted)        $     81,816    $     34,017     $     60,941     $    178,118     $     92,922

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

URSA FUND

FINANCIAL HIGHLIGHTS

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003            2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                $       7.57    $       6.29     $       6.09     $       5.35     $       6.30
                                                   ------------    ------------     ------------     ------------     ------------
  Net Investment Income (Loss)+                            (.04)           (.02)             .12              .22              .20
  Net Realized and Unrealized Gains (Losses)
   on Securities                                          (1.76)           1.38              .88              .70            (1.15)
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                        (1.80)           1.36             1.00              .92             (.95)
  Distributions to Shareholders from:
   Net Investment Income                                     --            (.08)            (.80)            (.18)              --
   Net Realized Capital Gains                                --              --               --               --               --
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value              (1.80)           1.28              .20              .74             (.95)
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                       $       5.77    $       7.57     $       6.29     $       6.09     $       5.35
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                  (23.78)%         21.64%           14.99%           16.05%          (15.06)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.67%           1.79%            1.89%            1.59%            1.73%
  Net Expenses                                             1.67%           1.79%            1.89%            1.59%            1.73%
  Net Investment Income (Loss)                            (0.59)%         (0.24)%           1.85%            4.02%            3.34%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)        $     17,822    $     36,195     $     18,997     $     31,829     $     32,310

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003            2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                $       9.05    $      14.80     $      22.83     $      38.52     $      19.57
                                                   ------------    ------------     ------------     ------------     ------------
  Net Investment Loss+                                     (.13)           (.17)            (.23)            (.44)            (.33)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                           4.24           (5.58)           (7.80)          (13.50)           19.88
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                         4.11           (5.75)           (8.03)          (13.94)           19.55
  Distributions to Shareholders from:
   Net Realized Capital Gains                                --              --               --            (1.75)            (.60)
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value               4.11           (5.75)           (8.03)          (15.69)           18.95
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                       $      13.16    $       9.05     $      14.80     $      22.83     $      38.52
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                   45.41%         (38.85)%         (35.17)%         (38.19)%         101.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.53%           1.74%            1.45%            1.46%            1.55%
  Net Expenses                                             1.53%           1.74%            1.45%            1.46%            1.55%
  Net Investment Loss                                     (1.20)%         (1.58)%          (1.31)%          (1.23)%          (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                  482%            183%             139%             324%             953%
  Net Assets, End of Period (000's omitted)        $    127,836    $     77,635     $    164,619     $    420,674     $    373,458

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  ARKTOS
                                                                   FUND
                                               ----------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      39.04     $      29.48     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                        (.22)            (.19)             .03
  Net Realized and Unrealized Gains
   on Securities.                                    (14.33)           10.22             4.45
                                               ------------     ------------     ------------
  Net Increase in Net Asset Value
   Resulting from Operations                         (14.55)           10.03             4.48
  Distributions to Shareholders from:
   Net Investment Income                                 --             (.47)              --
   Net Realized Capital Gains                          (.40)              --               --
                                               ------------     ------------     ------------
  Net Increase in Net Asset Value                    (14.95)            9.56             4.48
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      24.09     $      39.04     $      29.48
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                              (37.37)%          33.85%           17.92%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.68%            1.77%            2.23%**
  Net Expenses                                         1.68%            1.77%            2.23%**
  Net Investment Income (Loss)                        (0.73)%          (0.49)%           0.10%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                             --               --               --
  Net Assets, End of Period (000's omitted).   $     34,563     $     24,229     $      5,955

                                                                   TITAN 500
                                                                     FUND
                                               ----------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      16.09     $      29.87     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                        (.11)            (.09)            (.25)
  Net Realized and Unrealized Gains
   on Securities.                                      8.95           (13.65)            5.12
                                               ------------     ------------     ------------
  Net Increase in Net Asset Value
   Resulting from Operations                           8.84           (13.74)            4.87
  Distributions to Shareholders from:
   Net Investment Income                                 --               --               --
   Net Realized Capital Gains                         (3.34)            (.04)              --
                                               ------------     ------------     ------------
  Net Increase in Net Asset Value                      5.50           (13.78)            4.87
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      21.59     $      16.09     $      29.87
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               54.94%          (46.00)%          19.48%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.69%            1.74%            2.22%**
  Net Expenses                                         1.69%            1.74%            2.22%**
  Net Investment Income (Loss)                        (0.55)%          (0.49)%          (1.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,085%              --               --
  Net Assets, End of Period (000's omitted).   $     30,428     $      2,122     $        311

                                                                    VELOCITY
                                                                    100 FUND
                                               ----------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      11.90     $      38.97     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                        (.21)            (.13)            (.59)
  Net Realized and Unrealized Gains
   on Securities.                                     11.95           (26.94)           14.56
                                               ------------     ------------     ------------
  Net Increase in Net Asset Value
   Resulting from Operations                          11.74           (27.07)           13.97
  Distributions to Shareholders from:
   Net Investment Income                                 --               --               --
   Net Realized Capital Gains                         (1.91)              --               --
                                               ------------     ------------     ------------
  Net Increase in Net Asset Value                      9.83           (27.07)           13.97
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      21.73     $      11.90     $      38.97
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               98.63%          (69.46)%          55.88%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.71%            1.77%            2.34%**
  Net Expenses                                         1.71%            1.77%            2.34%**
  Net Investment Income (Loss)                        (1.10)%          (0.79)%          (1.77)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            959%              --               --
  Net Assets, End of Period (000's omitted).   $     40,632     $      3,346     $        477

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001-ARKTOS FUND; OCTOBER 1, 2001-TITAN 500 FUND AND VELOCITY 100 FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                       MEDIUS
                                                                        FUND
                                                   ----------------------------------------------
                                                           YEAR             YEAR           PERIOD
                                                          ENDED            ENDED            ENDED
                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003             2002            2001*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $      17.77     $      31.21     $      25.00
                                                   ------------     ------------     ------------
  Net Investment Income (Loss)+                            (.12)            (.12)            (.20)
  Net Realized and Unrealized Gains (Losses)
   on Securities.                                          9.44            (7.18)            6.88
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                               9.32            (7.30)            6.68
  Distributions to Shareholders from:
   Net Investment Income                                     --               --               --
   Net Realized Capital Gains                             (2.35)           (6.14)            (.47)
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value               6.97           (13.44)            6.21
                                                   ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                     $      24.74     $      17.77     $      31.21
                                                   ============     ============     ============
TOTAL INVESTMENT RETURN                                   52.43%          (24.44)%          26.67%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.70%            1.75%            2.27%**
  Net Expenses                                             1.70%            1.75%            2.27%**
  Net Investment Income (Loss)                            (0.54)%          (0.49)%          (0.87)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                              1,665%           4,320%           3,707%
  Net Assets, End of Period (000's omitted).       $     18,544     $      6,707     $        754

                                                                       MEKROS
                                                                        FUND
                                                   ----------------------------------------------
                                                           YEAR             YEAR           PERIOD
                                                          ENDED            ENDED            ENDED
                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003             2002            2001*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $      20.11     $      31.91     $      25.00
                                                   ------------     ------------     ------------
  Net Investment Income (Loss)+                            (.18)            (.17)            (.31)
  Net Realized and Unrealized Gains (Losses)
   on Securities.                                         13.11           (11.08)            7.56
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              12.93           (11.25)            7.25
  Distributions to Shareholders from:
   Net Investment Income                                     --               --               --
   Net Realized Capital Gains                             (3.29)            (.55)            (.34)
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value               9.64           (11.80)            6.91
                                                   ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                     $      29.75     $      20.11     $      31.91
                                                   ============     ============     ============
TOTAL INVESTMENT RETURN                                   64.28%          (35.45)%          28.97%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.70%            1.74%            2.26%**
  Net Expenses                                             1.70%            1.74%            2.26%**
  Net Investment Income (Loss)                            (0.66)%          (0.70)%          (0.96)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                              1,135%           1,940%             848%
  Net Assets, End of Period (000's omitted).       $    122,995     $     12,947     $      8,524

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-MEDIUS FUND AND MEKROS FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003            2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $      13.08    $      11.44     $      11.80     $      10.17     $      13.28
                                                   ------------    ------------     ------------     ------------     ------------
  Net Investment Income (Loss)+                             .41             .44              .37              .38              .41
  Net Realized and Unrealized Gains
   (Losses) on Securities                                  (.52)           1.64             (.36)            1.63            (3.09)
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                               (.11)           2.08              .01             2.01            (2.68)
  Distributions to Shareholders from:
   Net Investment Income                                   (.41)           (.44)            (.37)            (.38)            (.43)
   Net Realized Capital Gains                              (.89)             --               --               --               --
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value              (1.41)           1.64             (.36)            1.63            (3.11)
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                     $      11.67    $      13.08     $      11.44     $      11.80     $      10.17
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                   (0.64)%         18.62%            0.08%           20.16%          (20.45)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.23%           1.24%            2.37%            1.89%            1.52%
  Net Expenses                                             1.23%           1.24%            2.01%            1.89%            1.52%
  Net Investment Income (Loss)                             3.26%           3.65%            3.22%            3.47%            3.55%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                1,272%          1,239%           1,247%           1,505%           1,611%
  Net Assets, End of Period (000's omitted)        $     65,358    $     25,190     $      4,521     $      5,011     $      1,136

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

JUNO FUND

FINANCIAL HIGHLIGHTS

                                                                                                                         PERIOD
                                                                                                                          ENDED
                                                                                                                   DECEMBER 31,
                                                                                                                          2003*
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                                                              $      25.00
                                                                                                                   ------------
  Net Investment Loss+                                                                                                     (.13)
  Net Realized and Unrealized Gains (Losses) on Securities                                                                 (.05)
                                                                                                                   ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                                                     (.18)
  Distributions to Shareholders from:
   Net Investment Income                                                                                                     --
   Net Realized Capital Gains                                                                                                --
                                                                                                                   ------------
  Net Increase (Decrease) in Net Asset Value                                                                               (.18)
                                                                                                                   ------------
NET ASSET VALUE--END OF PERIOD                                                                                     $      24.82
                                                                                                                   ============
TOTAL INVESTMENT RETURN                                                                                                   (0.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                                                           1.69%**
  Net Expenses                                                                                                             1.69%**
  Net Investment Income                                                                                                   (0.74)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)                                                                        $     22,355

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.
**   ANNUALIZED.

                                                                     LARGE-CAP
                                                                    EUROPE FUND
                                                   ----------------------------------------------
                                                           YEAR             YEAR           PERIOD
                                                          ENDED            ENDED            ENDED
                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003             2002            2001*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $      19.52     $      28.01     $      25.00
                                                   ------------     ------------     ------------
  Net Investment Loss+                                     (.17)            (.09)            (.16)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                  8.58            (7.84)            3.17
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                               8.41            (7.93)            3.01
  Distributions to Shareholders from:
   Net Investment Income                                     --             (.01)              --
   Net Realized Capital Gains                             (5.06)            (.55)              --
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value               3.35            (8.49)            3.01
                                                   ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                     $      22.87     $      19.52     $      28.01
                                                   ============     ============     ============
TOTAL INVESTMENT RETURN                                   43.08%          (28.35)%          12.04%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.70%            1.78%            2.17%**
  Net Expenses                                             1.70%            1.78%            2.17%**
  Net Investment Loss                                     (0.75)%          (0.41)%          (0.55)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)        $     38,443     $      3,082     $      1,322

                                                                     LARGE-CAP
                                                                     JAPAN FUND
                                                   ----------------------------------------------
                                                           YEAR             YEAR           PERIOD
                                                          ENDED            ENDED            ENDED
                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003             2002            2001*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $      18.29     $      21.91     $      25.00
                                                   ------------     ------------     ------------
  Net Investment Loss+                                     (.16)            (.08)            (.16)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                  7.04            (3.46)           (2.93)
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                               6.88            (3.54)           (3.09)
  Distributions to Shareholders from:
   Net Investment Income                                     --               --               --
   Net Realized Capital Gains                                --             (.08)              --
                                                   ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value               6.88            (3.62)           (3.09)
                                                   ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                     $      25.17     $      18.29     $      21.91
                                                   ============     ============     ============
TOTAL INVESTMENT RETURN                                   37.62%          (16.20)%         (12.36)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.69%            1.80%            2.23%**
  Net Expenses                                             1.69%            1.80%            2.23%**
  Net Investment Loss                                     (0.75)%          (0.38)%          (0.62)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)        $     11,541     $      3,590     $        643

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-LARGE-CAP EUROPE FUND, LARGE-CAP JAPAN FUND.
**   ANNUALIZED

                                                                                              SECTOR
                                                                                             ROTATION
                                                                                               FUND
                                                                                   -----------------------------
                                                                                           YEAR           PERIOD
                                                                                          ENDED            ENDED
                                                                                   DECEMBER 31,     DECEMBER 31,
                                                                                           2003            2002*
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                              $       7.76     $      10.00
                                                                                   ------------     ------------
  Net Investment Income (Loss)+                                                            (.07)            (.01)
  Net Realized and Unrealized Gains (Losses) on Securities                                 2.39            (2.23)
                                                                                   ------------     ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                     2.32            (2.24)
  Distributions to Shareholders from:
   Net Investment Income                                                                     --               --
                                                                                   ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                               2.32            (2.24)
                                                                                   ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                     $      10.08     $       7.76
                                                                                   ============     ============
TOTAL INVESTMENT RETURN                                                                   29.97%          (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                           1.70%            1.69%**
  Net Expenses                                                                             1.70%            1.69%**
  Net Investment Income (Loss)                                                            (0.78)%          (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                                401%             357%
  Net Assets, End of Period (000's omitted)                                        $     20,594     $      6,669

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                             BANKING
                                                                               FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      24.95     $      25.21     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                    .36              .28              .45
  Net Realized and Unrealized Gains
   (Losses) on Securities                                         7.52             (.47)            (.24)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      7.88             (.19)             .21
  Distributions to Shareholders from:
   Net Investment Income                                          (.33)            (.07)              --
   Net Realized Capital Gains                                       --               --               --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      7.55             (.26)             .21
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      32.50     $      24.95     $      25.21
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          31.74%           (0.78)%           0.84%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.65%            1.67%            1.99%**
  Net Expenses                                                    1.65%            1.67%            1.99%**
  Net Investment Gain (Loss)                                      1.24%            1.10%            1.80%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     1,268%           1,813%             605%
  Net Assets, End of Period (000's omitted)               $     17,115     $      5,008     $        630

                                                                               BASIC
                                                                             MATERIALS
                                                                               FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      21.07     $      24.21     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                    .04              .09              .22
  Net Realized and Unrealized Gains
   (Losses) on Securities                                         6.59            (3.17)           (1.01)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      6.63            (3.08)            (.79)
  Distributions to Shareholders from:
   Net Investment Income                                          (.01)            (.06)              --
   Net Realized Capital Gains                                       --               --               --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      6.62            (3.14)            (.79)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      27.69     $      21.07     $      24.21
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          31.46%          (12.75)%          (3.16)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.67%            1.75%            1.95%**
  Net Expenses                                                    1.67%            1.75%            1.95%**
  Net Investment Gain (Loss)                                      0.17%            0.38%            0.85%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     1,175%           1,848%             929%
  Net Assets, End of Period (000's omitted)               $     44,561     $        901     $        929

                                                                               BIO-
                                                                            TECHNOLOGY
                                                                               FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      13.44     $      24.67     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                   (.28)            (.28)            (.55)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                         5.94           (10.91)             .22
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      5.66           (11.19)            (.33)
  Distributions to Shareholders from:
   Net Investment Income                                            --               --               --
   Net Realized Capital Gains                                       --             (.04)              --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      5.66           (11.23)            (.33)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      19.10     $      13.44     $      24.67
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          42.11%          (45.35)%          (1.32)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.64%            1.79%            2.27%**
  Net Expenses                                                    1.64%            1.79%            2.27%**
  Net Investment Gain (Loss)                                     (1.61)%          (1.76)%          (2.24)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     1,475%           3,483%             720%
  Net Assets, End of Period (000's omitted)               $     12,557     $      3,575     $      1,959


+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                             CONSUMER
                                                                             PRODUCTS
                                                                               FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      24.36     $      25.32     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                    .01              .04              .05
  Net Realized and Unrealized Gains
   (Losses) on Securities                                         5.29             (.95)             .27
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      5.30             (.91)             .32
  Distributions to Shareholders from:
   Net Investment Income                                          (.02)            (.01)              --
   Net Realized Capital Gains                                     (.25)            (.04)              --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      5.03             (.96)             .32
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      29.39     $      24.36     $      25.32
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          21.86%           (3.61)%           1.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.63%            1.72%            2.07%**
  Net Expenses                                                    1.63%            1.72%            2.07%**
  Net Investment Gain (Loss)                                      0.12%            0.18%            0.19%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                       936%             985%             285%
  Net Assets, End of Period (000's omitted)               $      8,818     $      6,153     $      1,305

                                                                           ELECTRONICS
                                                                              FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002             2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $       9.94     $      20.64     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                   (.21)            (.24)            (.43)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                         7.15            (9.67)           (3.93)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      6.94            (9.91)           (4.36)
  Distributions to Shareholders from:
   Net Investment Income                                            --               --               --
   Net Realized Capital Gains                                       --             (.79)              --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      6.94           (10.70)           (4.36)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      16.88     $       9.94     $      20.64
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          69.82%          (48.21)%         (17.44)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.65%            1.84%            2.36%**
  Net Expenses                                                    1.65%            1.84%            2.36%**
  Net Investment Gain (Loss)                                     (1.51)%          (1.63)%          (2.13)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     1,264%           2,685%             466%
  Net Assets, End of Period (000's omitted)               $     27,918     $      4,384     $      1,423

                                                                              ENERGY
                                                                               FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      18.25     $      21.10     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                    .01             (.02)            (.11)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                         4.19            (2.83)           (3.79)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      4.20            (2.85)           (3.90)
  Distributions to Shareholders from:
   Net Investment Income                                            --               --               --
   Net Realized Capital Gains                                       --               --               --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      4.20            (2.85)           (3.90)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      22.45     $      18.25     $      21.10
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          23.01%          (13.51)%         (15.60)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.66%            1.72%            2.05%**
  Net Expenses                                                    1.66%            1.72%            2.05%**
  Net Investment Gain (Loss)                                      0.04%           (0.13)%          (0.50)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     1,225%           1,341%             478%
  Net Assets, End of Period (000's omitted)               $     31,832     $      5,834     $      2,177

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 2001-CONSUMER PRODUCTS FUND, ENERGY FUND; AUGUST 3, 2001-ELECTRONICS FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                              ENERGY
                                                                             SERVICES
                                                                               FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      14.38     $      17.74     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                   (.16)            (.17)            (.24)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                                  1.37            (2.08)           (7.02)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      1.21            (2.25)           (7.26)
                                                          ------------     ------------     ------------

  Distributions to Shareholders from:
   Net Investment Income                                            --               --               --
   Net Realized Capital Gains                                       --            (1.11)              --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      1.21            (3.36)           (7.26)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      15.59     $      14.38     $      17.74
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                           8.41%          (12.07)%         (29.04)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.65%            1.71%            2.06%**
  Net Expenses                                                    1.65%            1.71%            2.06%**
  Net Investment Gain (Loss)                                     (1.13)%          (1.00)%          (1.26)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     2,691%           2,159%           3,182%
  Net Assets, End of Period (000's omitted)               $      7,754     $      4,427     $      1,551

                                                                            FINANCIAL
                                                                            SERVICES
                                                                              FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      20.19     $      23.90     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                    .14              .09             (.02)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                                  5.70            (3.69)           (1.08)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      5.84            (3.60)           (1.10)
                                                          ------------     ------------     ------------

  Distributions to Shareholders from:
   Net Investment Income                                          (.03)              --               --
   Net Realized Capital Gains                                       --             (.11)              --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      5.81            (3.71)           (1.10)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      26.00     $      20.19     $      23.90
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          28.92%          (15.10)%          (4.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.64%            1.85%            2.19%**
  Net Expenses                                                    1.64%            1.85%            2.19%**
  Net Investment Gain (Loss)                                      0.61%            0.41%           (0.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     2,039%           1,727%             315%
  Net Assets, End of Period (000's omitted)               $     15,581     $      2,748     $      2,607

                                                                           HEALTH CARE
                                                                              FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      18.71     $      23.82     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                   (.19)            (.09)            (.30)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                                  5.76            (4.98)            (.88)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      5.57            (5.07)           (1.18)
                                                          ------------     ------------     ------------

  Distributions to Shareholders from:
   Net Investment Income                                            --               --               --
   Net Realized Capital Gains                                       --             (.04)              --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      5.57            (5.11)           (1.18)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      24.28     $      18.71     $      23.82
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          29.77%          (21.31)%          (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.64%            1.70%            2.23%**
  Net Expenses                                                    1.64%            1.70%            2.23%**
  Net Investment Gain (Loss)                                     (0.88)%          (0.45)%          (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     1,222%           1,617%             757%
  Net Assets, End of Period (000's omitted)               $     27,880     $      5,164     $        951


+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-ENERGY SERVICES FUND; JUNE 19, 2001-HEALTH CARE FUND; JULY 20, 2001-FINANCIAL SERVICES FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                             INTERNET
                                                                               FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $       8.93     $      15.76     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Loss+                                            (.20)            (.17)            (.37)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                                  5.95            (6.66)           (8.87)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      5.75            (6.83)           (9.24)

  Distributions to Shareholders from:
   Net Investment Income                                            --               --               --
   Net Realized Capital Gains                                       --               --               --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      5.75            (6.83)           (9.24)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      14.68     $       8.93     $      15.76
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          64.39%          (43.34)%         (36.96)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.65%            1.75%            2.33%**
  Net Expenses                                                    1.65%            1.75%            2.33%**
  Net Investment Loss                                            (1.59)%          (1.69)%          (2.29)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                       957%           3,041%           2,341%
  Net Assets, End of Period (000's omitted)               $     25,101     $      3,703     $        891

                                                                             LEISURE
                                                                              FUND
                                                          ----------------------------------------------
                                                                  YEAR             YEAR           PERIOD
                                                                 ENDED            ENDED            ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002            2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      15.42     $      18.09     $      25.00
                                                          ------------     ------------     ------------
  Net Investment Loss+                                            (.08)            (.18)            (.30)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                                  5.46            (2.49)           (6.61)
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      5.38            (2.67)           (6.91)

  Distributions to Shareholders from:
   Net Investment Income                                            --               --               --
   Net Realized Capital Gains                                       --               --               --
                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                      5.38            (2.67)           (6.91)
                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                            $      20.80     $      15.42     $      18.09
                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                          34.89%          (14.76)%         (27.64)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.65%            1.74%            1.98%**
  Net Expenses                                                    1.65%            1.74%            1.98%**
  Net Investment Loss                                            (0.41)%          (0.98)%          (1.49)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                     1,353%           1,976%             269%
  Net Assets, End of Period (000's omitted)               $     30,016     $      2,015     $        804

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE COMMENCEMENT OF OPERATIONS: MAY 22, 2001-LEISURE FUND; MAY 24, 2001-INTERNET FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

                                                           YEAR            YEAR            YEAR            YEAR            YEAR
                                                          ENDED           ENDED           ENDED           ENDED           ENDED
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           2003            2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $       7.09    $       4.87    $       4.31    $       5.43    $       5.81
                                                   ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                     (.03)           (.02)           (.04)           (.07)           (.07)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                           2.93            2.24             .60           (1.05)           (.14)
                                                   ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                         2.90            2.22             .56           (1.12)           (.21)
  Distributions to Shareholders from:
   Net Investment Income                                     --              --              --              --              --
   Net Realized Capital Gains                                --              --              --              --            (.17)
                                                   ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value               2.90            2.22             .56           (1.12)           (.38)
                                                   ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                     $       9.99    $       7.09    $       4.87    $       4.31    $       5.43
                                                   ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                   40.90%          45.59%          12.99%         (20.63)%         (3.58)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                           1.54%           1.67%           2.18%           2.04%           2.17%
  Net Expenses                                             1.54%           1.67%           2.18%           2.04%           2.17%
  Net Investment Loss                                     (0.38)%         (0.29)%         (0.79)%         (1.45)%         (1.39)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                  658%          1,001%            957%            965%          1,239%
  Net Assets, End of Period (000's omitted)        $     44,606    $     38,839    $        875    $      3,400    $      6,992

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                   REAL
                                                                ESTATE FUND
                                               ----------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      24.96     $      25.77     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                         .94             1.97             1.44
  Net Realized and Unrealized Gains
   (Losses) on Securities                              6.62            (2.26)            (.42)
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           7.56             (.29)            1.02
  Distributions to Shareholders from:
   Net Investment Income                               (.85)            (.48)            (.25)
   Net Realized Capital Gains                         (1.42)            (.04)              --
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value           5.29             (.81)             .77
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      30.25     $      24.96     $      25.77
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               30.31%           (1.12)%           4.09%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.64%            1.68%            2.31%**
  Net Expenses                                         1.64%            1.68%            2.31%**
  Net Investment Income (Loss)                         3.26%            7.60%            5.75%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,478%           1,927%              17%
  Net Assets, End of Period (000's omitted)    $     12,183     $      1,902     $        162

                                                                  RETAILING
                                                                    FUND
                                               ----------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      19.29     $      25.65     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                        (.25)            (.27)            (.38)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              7.05            (5.30)            1.03
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           6.80            (5.57)             .65
  Distributions to Shareholders from:
   Net Investment Income                                 --               --               --
   Net Realized Capital Gains                          (.10)            (.79)              --
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value           6.70            (6.36)             .65
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      25.99     $      19.29     $      25.65
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               35.27%          (21.91)%           2.60%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.64%            1.81%            2.24%**
  Net Expenses                                         1.64%            1.81%            2.24%**
  Net Investment Income (Loss)                        (1.04)%          (1.23)%          (1.65)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            785%           1,668%             740%
  Net Assets, End of Period (000's omitted)    $     15,149     $      3,102     $      1,994

                                                                 TECHNOLOGY
                                                                    FUND
                                               ----------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $       9.92     $      18.61     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                        (.18)            (.18)            (.39)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              6.21            (7.15)           (6.00)
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           6.03            (7.33)           (6.39)
  Distributions to Shareholders from:
   Net Investment Income                                 --               --               --
   Net Realized Capital Gains                         (1.07)           (1.36)              --
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value           4.96            (8.69)           (6.39)
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      14.88     $       9.92     $      18.61
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               61.32%          (39.11)%         (25.56)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.64%            1.71%            2.34%**
  Net Expenses                                         1.64%            1.71%            2.34%**
  Net Investment Income (Loss)                        (1.39)%          (1.52)%          (2.08)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,302%           1,098%             490%
  Net Assets, End of Period (000's omitted)    $     20,641     $      5,021     $      1,216

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND; JULY 23, 2001-RETAILING FUND; OCTOBER 1, 2001-REAL ESTATE FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

FINANCIAL HIGHLIGHTS

                                                               TELECOMMUNICATIONS
                                                                      FUND
                                               ------------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      13.63     $      22.56     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                        (.03)            (.05)            (.36)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              4.62            (8.88)           (2.08)
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           4.59            (8.93)           (2.44)
  Distributions to Shareholders from:
   Net Investment Income                                 --               --               --
   Net Realized Capital Gains                            --~              --               --
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value           4.59            (8.93)           (2.44)
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      18.22     $      13.63     $      22.56
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               33.68%          (39.58)%          (9.76)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.64%            1.69%            2.25%**
  Net Expenses                                         1.64%            1.69%            2.25%**
  Net Investment Income (Loss)                        (0.19)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            974%             855%           1,316%
  Net Assets, End of Period (000's omitted)    $     14,543     $      6,106     $        407


                                                                TRANSPORTATION
                                                                     FUND
                                               ------------------------------------------------
                                                       YEAR              YEAR           PERIOD
                                                      ENDED             ENDED            ENDED
                                               DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                       2003              2002            2001*
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      21.55     $      24.40     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                        (.15)            (.14)            (.20)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              4.57            (2.71)            (.40)
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           4.42            (2.85)            (.60)
  Distributions to Shareholders from:
   Net Investment Income                                 --               --               --
   Net Realized Capital Gains                            --               --               --
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value           4.42            (2.85)            (.60)
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      25.97     $      21.55     $      24.40
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               20.51%          (11.68)%          (2.40)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.64%            1.69%            2.16%**
  Net Expenses                                         1.64%            1.69%            2.16%**
  Net Investment Income (Loss)                       (0.39)            (0.65)%         (0.63)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,045%           1,435%             609%
  Net Assets, End of Period (000's omitted)    $      8,032     $      6,301     $        522

                                                                 UTILITIES
                                                                    FUND
                                               ----------------------------------------------
                                                       YEAR             YEAR           PERIOD
                                                      ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002            2001*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      12.24     $      18.23     $      25.00
                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                         .31              .33              .33
  Net Realized and Unrealized Gains
   (Losses) on Securities                              2.77            (6.31)           (7.10)
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           3.08            (5.98)           (6.77)
  Distributions to Shareholders from:
   Net Investment Income                               (.36)            (.01)              --
   Net Realized Capital Gains                            --               --               --
                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value           2.72            (5.99)           (6.77)
                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                 $      14.96     $      12.24     $      18.23
                                               ============     ============     ============
TOTAL INVESTMENT RETURN                               25.40%          (32.83)%         (27.08)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.62%            1.67%            2.08%**
  Net Expenses                                         1.62%            1.67%            2.08%**
  Net Investment Income (Loss)                         2.29%            2.54%            1.59%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,491%             829%           1,040%
  Net Assets, End of Period (000's omitted)    $     13,430     $     23,846     $        908

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-UTILITIES FUND; JUNE 11, 2001-TRANSPORTATION FUND; JULY 27, 2001-TELECOMMUNICATIONS FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31.     DECEMBER 31,     DECEMBER 31,
                                                           2003            2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $       1.00    $       1.00     $       1.00     $       1.00     $       1.00
                                                   ------------    ------------     ------------     ------------     ------------
  Net Investment Income (Loss)+                              --~~            --~             .03              .05              .04
  Net Realized and Unrealized Gains (Losses)
   on Securities                                             --              --               --               --               --
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                           --              --              .03              .05              .04
  Distributions to Shareholders from:
   Net Investment Income                                     --~~            --~            (.03)            (.05)            (.04)
                                                   ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                 --              --               --               --               --
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                     $       1.00    $       1.00     $       1.00     $       1.00     $       1.00
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                    0.01%           0.47%            2.77%            5.20%            3.92%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.22%           1.23%            1.19%            1.14%            1.39%
  Net Expenses                                             1.11%           1.23%            1.19%            1.14%            1.39%
  Net Investment Income (Loss)                             0.01%           0.44%            2.48%            4.99%            3.64%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)        $    232,493    $    258,953     $     96,515     $     39,492     $     99,396

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.
~~   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP., NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM) , DJIA(SM) , OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDERINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM

                                                                     RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004


BENCHMARK FUNDS
NOVA
OTC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Funds listed below:

BENCHMARK FUNDS - Nova Fund and OTC Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS
The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

    BENCHMARK FUNDS
5   COMMON RISK/RETURN INFORMATION
6   NOVA FUND
8   OTC FUND

10  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

12  PURCHASING AND REDEEMING SHARES

12  DIVIDENDS, DISTRIBUTIONS, AND TAXES

13  MANAGEMENT OF THE FUNDS

14  FINANCIAL HIGHLIGHTS

17  BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES
Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS
MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE
The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY
Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       30.06
1999       23.28
2000       -20.3
2001      -23.58
2002      -35.72
2003       39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                               NOVAFUND     S&P 500 INDEX(2)
----------------------------------------------------------------------------
PAST ONE YEAR                                   39.19%           28.68%
PAST FIVE YEARS                                 -7.65%           -0.57%
SINCE INCEPTION (05/07/97)                       0.98%            6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                        NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                       0.75%
  DISTRIBUTION (12b-1) FEES                                                             NONE
  OTHER EXPENSES                                                                        0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                    1.54%

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------
    $    162     $    502     $    865     $  1,887

OTC FUND
FUND INFORMATION

FUND OBJECTIVE
The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

OTC FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       83.76
1999      101.32
2000      -38.19
2001      -35.17
2002      -38.85
2003       45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                OTC FUND     NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                    45.41%            49.13%
PAST FIVE YEARS                                  -6.43%            -4.37%
SINCE INCEPTION (05/07/97)                        5.23%             7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                            NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                           0.75%
  DISTRIBUTION (12b-1) FEES                                                                 NONE
  OTHER EXPENSES                                                                            0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------
    $   161      $    498     $    860     $  1,875

MORE INFORMATION ABOUT FUND

INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES
The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Fund is set forth below:

FUND                             BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND                        150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                         THE NASDAQ 100 INDEX(R)

A BRIEF GUIDE TO THE BENCHMARKS.
THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

    EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

    EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY
Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. This leveraged return is achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

OTHER INVESTMENT PRACTICES AND STRATEGIES
Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS
As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FUND) - The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:
   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

NET ASSET VALUE
The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                               ADVISORY FEE
-----------------------------------------------
Nova                                  .75%
OTC                                   .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT
MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                        YEAR            YEAR             YEAR             YEAR             YEAR
                                                       ENDED           ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2003            2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                             $       5.18    $       8.67     $      13.88     $      18.57     $      15.88
                                                ------------    ------------     ------------     ------------     ------------
  Net Investment Income (Loss)+                          .01            (.01)             .30              .74              .49
  Net Realized and Unrealized Gains (Losses)
    on Securities                                       2.02           (3.07)           (3.81)           (4.16)            3.10
                                                ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                           2.03           (3.08)           (3.51)           (3.42)            3.59
  Distributions to Shareholders from:
    Net Investment Income                                 --            (.41)           (1.70)            (.15)            (.01)
    Net Realized Capital Gains                            --              --               --            (1.12)            (.89)
                                                ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            2.03           (3.49)           (5.21)           (4.69)            2.69
                                                ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                    $       7.21    $       5.18     $       8.67     $      13.88     $      18.57
                                                ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                39.19%         (35.72)%         (23.58)%         (20.30)%          23.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.54%           1.72%            1.45%            1.42%            1.55%
  Net Expenses                                          1.54%           1.72%            1.45%            1.42%            1.55%
  Net Investment Income                                 0.09%          (0.14)%           2.61%            4.45%            2.90%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               729%            570%               0%               0%               0%
  Net Assets, End of Period (000's omitted)     $     81,816    $     34,017     $     60,941     $    178,118     $     92,922

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR            YEAR             YEAR             YEAR             YEAR
                                                       ENDED           ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,    DECEMBER 31,      DECEMBER31,     DECEMBER 31,     DECEMBER 31,
                                                        2003            2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                             $       9.05    $      14.80     $      22.83     $      38.52     $      19.57
                                                ------------    ------------     ------------     ------------     ------------
  Net Investment Loss+                                  (.13)           (.17)            (.23)            (.44)            (.33)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                       4.24           (5.58)           (7.80)          (13.50)           19.88
                                                ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                     4.11           (5.75)           (8.03)          (13.94)           19.55
  Distributions to Shareholders from:
    Net Realized Capital Gains                            --              --               --            (1.75)            (.60)
                                                ------------    ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            4.11           (5.75)           (8.03)          (15.69)           18.95
                                                ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                    $      13.16    $       9.05     $      14.80     $      22.83     $      38.52
                                                ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                45.41%         (38.85)%         (35.17)%         (38.19)%         101.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.53%           1.74%            1.45%            1.46%            1.55%
  Net Expenses                                          1.53%           1.74%            1.45%            1.46%            1.55%
  Net Investment Loss                                  (1.20)%         (1.58)%          (1.31)%          (1.23)%          (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               482%            183%             139%             324%             953%
  Net Assets, End of Period (000's omitted)     $    127,836    $     77,635     $    164,619     $    420,674     $    373,458

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

This page intentionally left blank.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004


OTC FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Fund listed below.

OTC Fund

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUND
The value of the Fund may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

4   OTC FUND

6   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

7   PURCHASING AND REDEEMING SHARES

8   DIVIDENDS, DISTRIBUTIONS, AND TAXES

8   MANAGEMENT OF THE FUND

9   FINANCIAL HIGHLIGHTS

11  BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

OTC FUND
FUND INFORMATION

FUND OBJECTIVE
The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS
The OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that ir would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund comes from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

OTC FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      83.76
1999     101.32
2000     -38.19
2001     -35.17
2002     -38.85
2003      45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                          OTC FUND           NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               45.41%                49.13%
PAST FIVE YEARS                             -6.43%                -4.37%
SINCE INCEPTION (05/07/97)                   5.23%                 7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
  MANAGEMENT FEES                                                          0.75%
  DISTRIBUTION (12b-1) FEES                                                NONE
  OTHER EXPENSES                                                           0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.53%

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

           1 YEAR           3 YEARS           5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $  161           $   498           $   860           $  1,875

MORE INFORMATION ABOUT FUND

INVESTMENTS AND RISK

The Fund's objective is to provide investment results that match 100% of the performance of the Nasdaq 100 Index(R) on a daily basis. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

A BRIEF GUIDE TO THE FUND'S BENCHMARK.
THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

ADVISOR'S INVESTMENT METHODOLOGY
Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve the Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

OTHER INVESTMENT PRACTICES AND STRATEGIES
Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUND
As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of its link to the equity markets and use of leverage, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK - The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's returns may not match or correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK - The Fund typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

   The risks associated with the Fund's use of futures and options contracts include:
   - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

   - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

NET ASSET VALUE
The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For the Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where the Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES
The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF THE FUND
The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR
Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Fund. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for the Fund, as set forth below:

FUND                                                               ADVISORY FEE
--------------------------------------------------------------------------------
OTC                                                                   .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

OTC FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                        YEAR             YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                             $       9.05     $      14.80     $      22.83     $      38.52     $      19.57
                                                ------------     ------------     ------------     ------------     ------------
  Net Investment Loss+                                  (.13)            (.17)            (.23)            (.44)            (.33)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        4.24            (5.58)           (7.80)          (13.50)           19.88
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                      4.11            (5.75)           (8.03)          (13.94)           19.55
  Distributions to Shareholders from:
   Net Realized Capital Gains                             --               --               --            (1.75)            (.60)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            4.11            (5.75)           (8.03)          (15.69)           18.95
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                    $      13.16     $       9.05     $      14.80     $      22.83     $      38.52
                                                ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                45.41%          (38.85)%         (35.17)%         (38.19)%         101.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.53%            1.74%            1.45%            1.46%            1.55%
  Net Expenses                                          1.53%            1.74%            1.45%            1.46%            1.55%
  Net Investment Loss                                  (1.20)%          (1.58)%          (1.31)%          (1.23)%          (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               482%             183%             139%             324%             953%
  Net Assets, End of Period (000's omitted)     $    127,836     $     77,635     $    164,619     $    420,674     $    373,458

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

This page intentionally left blank.

BENCHMARK INFORMATION

NASDAQ, (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Fund is included in the SAI dated May 1, 2004, which contains more detailed information about the Fund. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004

BENCHMARK FUNDS
NOVA
URSA
OTC
ARKTOS
JUNO

STRATEGIC FUNDS
SECTOR ROTATION

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

STRATEGIC FUND

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund and Juno Fund

STRATEGIC FUND - Sector Rotation Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   ARKTOS FUND
14   JUNO FUND

     STRATEGIC FUNDS
16   SECTOR ROTATION FUND

     MONEY MARKET FUND
18   U.S. GOVERNMENT MONEY MARKET FUND

20   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

23   PURCHASING AND REDEEMING SHARES

23   DIVIDENDS, DISTRIBUTIONS, AND TAXES

24   MANAGEMENT OF THE FUNDS

25   FINANCIAL HIGHLIGHTS

32   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

JUNO FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     30.06
1999     23.28
2000    -20.30
2001    -23.58
2002    -35.72
2003     39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                              NOVA FUND        S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                     39.19%                  28.68%
PAST FIVE YEARS                                   -7.65%                  -0.57%
SINCE INCEPTION (05/07/97)                         0.98%                   6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                              0.75%
  DISTRIBUTION (12b-1) FEES                                                    NONE
  OTHER EXPENSES                                                               0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                           1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     -------------------------------------------------
     $ 162         $ 502         $ 865        $ 1,887

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

URSA FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    -21.93
1999    -15.06
2000     16.05
2001     14.99
2002     21.64
2003    -23.78

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                              URSA FUND         S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                    -23.78%                  28.68%
PAST FIVE YEARS                                    1.03%                  -0.57%
SINCE INCEPTION (06/09/97)(3)                     -5.11%                   5.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                              0.90%
  DISTRIBUTION (12b-1) FEES                                                    NONE
  OTHER EXPENSES                                                               0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                           1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     -------------------------------------------------
     $ 175         $ 543         $ 936        $ 2,033

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

OTC FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76
1999    101.32
2000    -38.19
2001    -35.17
2002    -38.85
2003     45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                              OTC FUND         NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------
PAST ONE YEAR                                     45.41%                  49.13%
PAST FIVE YEARS                                   -6.43%                  -4.37%
SINCE INCEPTION (05/07/97)                         5.23%                   7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                              0.75%
  DISTRIBUTION (12b-1) FEES                                                    NONE
  OTHER EXPENSES                                                               0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                           1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     -------------------------------------------------
     $ 161         $ 498         $ 860        $ 1,875

ARKTOS FUND
FUND INFORMATION

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

ARKTOS FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Arktos Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002     33.85
2003    -37.37

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.20% (QUARTER ENDED JUNE 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.97% (QUARTER ENDED DECEMBER 31, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                 ARKTOS       NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------
PAST ONE YEAR                                    -37.37%                  49.13%
SINCE INCEPTION (05/21/2001)                      -0.44%                 -12.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                              0.90%
  DISTRIBUTION (12b-1) FEES                                                    NONE
  OTHER EXPENSES                                                               0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                           1.68%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     -------------------------------------------------
     $ 176         $ 547         $ 941        $ 2,044

JUNO FUND
FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

JUNO FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Juno Fund commenced operations on May 1, 2003. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               .90%
  DISTRIBUTION (12b-1) FEES                                                    NONE
  OTHER EXPENSES*                                                              0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                           1.69%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     -------------------------------------------------
     $ 177         $ 550         $ 946        $ 2,056

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SECTOR ROTATION FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -22.40
2003     29.97

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                             SECTOR ROTATION         S&P 500 INDEX(2)
-------------------------------------------------------------------------------------
PAST ONE YEAR                                     29.97%                  28.68%
SINCE INCEPTION (05/01/2002)                       0.48%                   3.25%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                              0.90%
  DISTRIBUTION (12b-1) FEES                                                    NONE
  OTHER EXPENSES                                                               0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                           1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     -------------------------------------------------
     $ 178         $ 553         $ 952        $ 2,067

U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

U.S. GOVERNMENT MONEY MARKET FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    2.22
1999    3.92
2000    5.20
2001    2.77
2002    0.47
2003    0.01

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.36% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS 0.00% (QUARTER ENDED DECEMBER 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                          U.S. GOVERNMENT MONEY      90 DAY TREASURY
                                               MARKET FUND          COMPOSITE INDEX(2)
--------------------------------------------------------------------------------------
PAST ONE YEAR                                    0.01%                    1.14%
PAST FIVE YEARS                                  2.46%                    3.67%
SINCE INCEPTION (05/07/97)                       2.62%                    4.09%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

YIELD - Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                              0.50%
  DISTRIBUTION (12b-1) FEES                                                    NONE
  OTHER EXPENSES                                                               0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                           1.22%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     -------------------------------------------------
     $ 128         $ 399         $ 690        $ 1,518

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                   BENCHMARK
---------------------------------------------------------------------------------------
NOVA FUND              150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND              INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND               THE NASDAQ 100 INDEX(R)
ARKTOS FUND            INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
JUNO FUND              INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the indices underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND ARKTOS FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC and Arktos Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (SECTOR ROTATION FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, JUNO AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (SECTOR ROTATION FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK AND SECTOR ROTATION FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. The Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

ACTIVE TRADING

Unlike other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by investors who frequently redeem or exchange shares of the Funds. Consequently, your insurance company may impose restrictions on transactions by contract owners involving separate accounts that invest in this Fund.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                    .75%
URSA                                                                    .90%
OTC                                                                     .75%
ARKTOS                                                                  .90%
JUNO                                                                    .90%
SECTOR ROTATION                                                         .90%

U.S. GOVERNMENT MONEY MARKET                                            .50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           2003            2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF YEAR                                 $       5.18    $       8.67     $      13.88     $      18.57     $      15.88
                                                   ------------    ------------     ------------     ------------     ------------
 Net Investment Income (Loss)+                              .01            (.01)             .30              .74              .49
 Net Realized and Unrealized Gains (Losses) on
  Securities                                               2.02           (3.07)           (3.81)           (4.16)            3.10
                                                   ------------    ------------     ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                2.03           (3.08)           (3.51)           (3.42)            3.59
 Distributions to Shareholders from:
  Net Investment Income                                      --            (.41)           (1.70)            (.15)            (.01)
  Net Realized Capital Gains                                 --              --               --            (1.12)            (.89)
                                                   ------------    ------------     ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value                2.03           (3.49)           (5.21)           (4.69)            2.69
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                       $       7.21    $       5.18     $       8.67     $      13.88     $      18.57
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                   39.19%         (35.72)%         (23.58)%         (20.30)%          23.28%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                            1.54%           1.72%            1.45%            1.42%            1.55%
 Net Expenses                                              1.54%           1.72%            1.45%            1.42%            1.55%
 Net Investment Income (Loss)                              0.09%          (0.14)%           2.61%            4.45%            2.90%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate*                                   729%            570%               0%               0%               0%
 Net Assets, End of Period (000's omitted)         $     81,816    $     34,017     $     60,941     $    178,118     $     92,922

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          2003            2002             2001             2000              1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF YEAR                                 $       7.57    $       6.29     $       6.09     $       5.35     $       6.30
                                                   ------------    ------------     ------------     ------------     ------------
 Net Investment Income (Loss)+                             (.04)           (.02)             .12              .22              .20
 Net Realized and Unrealized Gains (Losses) on
  Securities                                              (1.76)           1.38              .88              .70            (1.15)
                                                   ------------    ------------     ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset
  Value Resulting from Operations                         (1.80)           1.36             1.00              .92             (.95)
 Distributions to Shareholders from:
  Net Investment Income                                      --            (.08)            (.80)            (.18)              --
  Net Realized Capital Gains                                 --              --               --               --               --
                                                   ------------    ------------     ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value               (1.80)           1.28              .20              .74             (.95)
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                       $       5.77    $       7.57     $       6.29     $       6.09     $       5.35
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                  (23.78)%         21.64%           14.99%           16.05%          (15.06)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                            1.67%           1.79%            1.89%            1.59%            1.73%
 Net Expenses                                              1.67%           1.79%            1.89%            1.59%            1.73%
 Net Investment Income (Loss)                             (0.59)%         (0.24)%           1.85%            4.02%            3.34%
SUPPLEMENTARY DATA:
 Net Assets, End of Period (000's omitted)         $     17,822    $     36,195     $     18,997     $     31,829     $     32,310

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                           YEAR            YEAR             YEAR             YEAR             YEAR
                                                          ENDED           ENDED            ENDED            ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          2003            2002             2001             2000              1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF YEAR                                 $       9.05    $      14.80     $      22.83     $      38.52     $      19.57
                                                   ------------    ------------     ------------     ------------     ------------
 Net Investment Loss+                                      (.13)           (.17)            (.23)            (.44)            (.33)
 Net Realized and Unrealized Gains (Losses) on
  Securities                                               4.24           (5.58)           (7.80)          (13.50)           19.88
                                                   ------------    ------------     ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset
  Value Resulting from Operations                          4.11           (5.75)           (8.03)          (13.94)           19.55
 Distributions to Shareholders from:
  Net Realized Capital Gains                                 --              --               --            (1.75)            (.60)
                                                   ------------    ------------     ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value                4.11           (5.75)           (8.03)          (15.69)           18.95
                                                   ------------    ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                       $      13.16    $       9.05     $      14.80     $      22.83     $      38.52
                                                   ============    ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                   45.41%         (38.85)%         (35.17)%         (38.19)%         101.32%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                            1.53%           1.74%            1.45%            1.46%            1.55%
 Net Expenses                                              1.53%           1.74%            1.45%            1.46%            1.55%
 Net Investment Loss                                      (1.20)%         (1.58)%          (1.31)%          (1.23)%          (1.24)%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate*                                   482%            183%             139%             324%             953%
 Net Assets, End of Period (000's omitted)         $    127,836    $     77,635     $    164,619     $    420,674     $    373,458

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

FINANCIAL HIGHLIGHTS

                                                                     ARKTOS
                                                                      FUND
                                                 ----------------------------------------------
                                                         YEAR             YEAR           PERIOD
                                                        ENDED            ENDED            ENDED
                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2003             2002             2001*
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD                             $      39.04     $      29.48     $      25.00
                                                 ------------     ------------     ------------
 Net Investment Income (Loss)+                           (.22)            (.19)             .03
 Net Realized and Unrealized Gains (Losses) on
  Securities                                           (14.33)           10.22             4.45
                                                 ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                            (14.55)           10.03             4.48
 Distributions to Shareholders from:
  Net Investment Income                                    --             (.47)              --
  Net Realized Capital Gains                             (.40)              --               --
                                                 ------------     ------------     ------------
 Net Increase in Net Asset Value                       (14.95)            9.56             4.48
                                                 ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                   $      24.09     $      39.04     $      29.48
                                                 ============     ============     ============
TOTAL INVESTMENT RETURN                                (37.37)%          33.85%           17.92%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                          1.68%            1.77%            2.23%**
 Net Expenses                                            1.68%            1.77%            2.23%**
 Net Investment Income (Loss)                           (0.73)%          (0.49)%           0.10%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                --               --               --
 Net Assets, End of Period (000's omitted)       $     34,563     $     24,229     $      5,955

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001-ARKTOS FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

JUNO FUND
FINANCIAL HIGHLIGHTS

                                                         PERIOD
                                                          ENDED
                                                   DECEMBER 31,
                                                          2003*
---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $      25.00
                                                   ------------
 Net Investment Loss+                                      (.13)
 Net Realized and Unrealized Losses on
  Securities                                               (.05)
                                                   ------------
 Net Decrease in Net Asset Value Resulting
  from Operations                                          (.18)
 Distributions to Shareholders from:
  Net Investment Income                                      --
  Net Realized Capital Gains                                 --
                                                   ------------
 Net Increase (Decrease) in Net Asset Value                (.18)
                                                   ------------
NET ASSET VALUE--END OF PERIOD                     $      24.82
                                                   ============
TOTAL INVESTMENT RETURN                                   (0.72)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                            1.69%**
 Net Expenses                                              1.69%**
 Net Investment Loss                                      (0.74)%**
SUPPLEMENTARY DATA:
 Net Assets, End of Period (000's omitted)         $     22,355

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.

** ANNUALIZED.

FINANCIAL HIGHLIGHTS

                                                              SECTOR
                                                             ROTATION
                                                               FUND
                                                   -----------------------------
                                                           YEAR           PERIOD
                                                          ENDED            ENDED
                                                   DECEMBER 31,     DECEMBER 31,
                                                           2003            2002*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $       7.76     $      10.00
                                                   ------------     ------------
 Net Investment Income (Loss)+                             (.07)            (.01)
 Net Realized and Unrealized Gains (Losses) on
  Securities                                               2.39            (2.23)
                                                   ------------     ------------
 Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                2.32            (2.24)
 Distributions to Shareholders from:
  Net Investment Income                                      --               --
                                                   ------------     ------------
 Net Increase (Decrease) in Net Asset Value                2.32            (2.24)
                                                   ------------     ------------
NET ASSET VALUE--END OF PERIOD                     $      10.08     $       7.76
                                                   ============     ============
TOTAL INVESTMENT RETURN                                   29.97%          (22.40)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                            1.70%            1.69%**
 Net Expenses                                              1.70%            1.69%**
 Net Investment Income (Loss)                             (0.78)%          (0.16)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                 401%             357%
 Net Assets, End of Period (000's omitted)         $     20,594     $      6,669

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                YEAR                   YEAR                  YEAR            YEAR            YEAR
                                               ENDED                  ENDED                 ENDED           ENDED           ENDED
                                        DECEMBER 31,           DECEMBER 31,           DECEMBER31.    DECEMBER 31,    DECEMBER 31,
                                                2003                   2002                  2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD                    $       1.00           $       1.00          $       1.00    $       1.00    $       1.00
                                        ------------           ------------          ------------    ------------    ------------
 Net Investment Income (Loss)+                    --~~                   --~                  .03             .05             .04
 Net Realized and Unrealized Gains
  (Losses) on Securities                          --                     --                    --              --              --
                                        ------------           ------------          ------------    ------------    ------------
 Net Increase (Decrease) in Net Asset
  Value Resulting from Operations                 --                     --                   .03             .05             .04
 Distributions to Shareholders from:
  Net Investment Income                           --~~                   --~                 (.03)           (.05)           (.04)
                                        ------------           ------------          ------------    ------------    ------------
 Net Increase (Decrease) in Net Asset
  Value                                           --                     --                    --              --              --
                                        ------------           ------------          ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD          $       1.00           $       1.00          $       1.00    $       1.00    $       1.00
                                        ============           ============          ============    ============    ============

TOTAL INVESTMENT RETURN                         0.01%                  0.47%                 2.77%           5.20%           3.92%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                 1.22%                  1.23%                 1.19%           1.14%           1.39%
 Net Expenses                                   1.11%                  1.23%                 1.19%           1.14%           1.39%
 Net Investment Income (Loss)                   0.01%                  0.44%                 2.48%           4.99%           3.64%
SUPPLEMENTARY DATA:
 Net Assets, End of Period (000's
  omitted)                              $    232,493           $    258,953          $     96,515    $     39,492    $     99,396

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.
~~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

    - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

    - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

    - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

    - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

    - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

    - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

    - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

    - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

    - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

    - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

    - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500," ARE TRADEMARKS OF THE McGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

This page intentionally left blank.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
Essential for modern markets(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST
PROSPECTUS
MAY 1, 2004

BENCHMARK FUNDS
NOVA
URSA
OTC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Funds listed below:

BENCHMARK FUNDS - Nova Fund, Ursa Fund and OTC Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

          TABLE OF CONTENTS

      BENCHMARK FUNDS

5     COMMON RISK/RETURN INFORMATION
6     NOVA FUND
8     URSA FUND
10    OTC FUND

12    MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

14    PURCHASING AND REDEEMING SHARES

14    DIVIDENDS, DISTRIBUTIONS, AND TAXES

15    MANAGEMENT OF THE FUNDS

16    FINANCIAL HIGHLIGHTS

19    BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES
Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS
MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE
The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY
Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998                    30.06
1999                    23.28
2000                   -20.30
2001                   -23.58
2002                   -35.72
2003                    39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                      NOVA FUND   S&P 500 INDEX(2)
----------------------------------------------------------------------------------
PAST ONE YEAR                                           39.19%         28.68%
PAST FIVE YEARS                                         -7.65%         -0.57%
SINCE INCEPTION (05/07/97)                               0.98%          6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                  0.75%
  DISTRIBUTION (12b-1) FEES                                                        NONE
  OTHER EXPENSES                                                                   0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.54%

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR     3 YEARS    5 YEARS    10 YEARS
           ------------------------------------------
           $     162  $     502  $     865  $   1,887

URSA FUND
FUND INFORMATION

FUND OBJECTIVE
The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

URSA FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998                   -21.93
1999                   -15.06
2000                    16.05
2001                    14.99
2002                    21.64
2003                   -23.78

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                         URSA FUND      S&P 500 INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                             -23.78%            28.68%
PAST FIVE YEARS                                             1.03%            -0.57%
SINCE INCEPTION (06/09/97)(3)                              -5.11%             5.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                 0.90%
   DISTRIBUTION (12b-1) FEES                                                       NONE
   OTHER EXPENSES                                                                  0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.67%

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR     3 YEARS    5 YEARS    10 YEARS
           ------------------------------------------
           $     175  $     543  $     936  $   2,033

OTC FUND
FUND INFORMATION

FUND OBJECTIVE
The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

OTC FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998                    83.76
1999                   101.32
2000                   -38.19
2001                   -35.17
2002                   -38.85
2003                    45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                        OTC FUND     NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                             45.41%           49.13%
PAST FIVE YEARS                                           -6.43%           -4.37%
SINCE INCEPTION (05/07/97)                                 5.23%            7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                 0.75%
   DISTRIBUTION (12b-1) FEES                                                       NONE
   OTHER EXPENSES                                                                  0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.53%

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR     3 YEARS    5 YEARS    10 YEARS
           ------------------------------------------
           $     161  $     498  $     860  $   1,875

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES
The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Fund is set forth below:

FUND                      BENCHMARK
--------------------------------------------------------------------------------------
NOVA FUND                 150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                 INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                  THE NASDAQ 100 INDEX(R)

A BRIEF GUIDE TO THE BENCHMARKS.
THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

OTHER INVESTMENT PRACTICES AND STRATEGIES
Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS
As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FUND) - The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

NET ASSET VALUE
The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                         .75%
URSA                                                                         .90%
OTC                                                                          .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT
MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA Fund
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                                    YEAR          YEAR           YEAR           YEAR           YEAR
                                                                   ENDED         ENDED          ENDED          ENDED          ENDED
                                                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                    2003          2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF YEAR                                          $       5.18  $       8.67   $      13.88   $      18.57   $      15.88
                                                            ------------  ------------   ------------   ------------   ------------
 Net Investment Income (Loss) (+)                                    .01          (.01)           .30            .74            .49
 Net Realized and Unrealized Gains (Losses) on Securities           2.02         (3.07)         (3.81)         (4.16)          3.10
                                                            ------------  ------------   ------------   ------------   ------------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                        2.03         (3.08)         (3.51)         (3.42)          3.59
 Distributions to Shareholders from:
   Net Investment Income                                              --          (.41)         (1.70)          (.15)          (.01)
   Net Realized Capital Gains                                         --            --             --          (1.12)          (.89)
                                                            ------------  ------------   ------------   ------------   ------------
 Net Increase (Decrease) in Net Asset Value                         2.03         (3.49)         (5.21)         (4.69)          2.69
                                                            ------------  ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF YEAR                                $       7.21  $       5.18   $       8.67   $      13.88   $      18.57
                                                            ============  ============   ============   ============   ============
TOTAL INVESTMENT RETURN                                            39.19%       (35.72)%       (23.58)%       (20.30)%        23.28%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                   1.54%         1.72%          1.45%          1.42%          1.55%
   Net Expenses                                                     1.54%         1.72%          1.45%          1.42%          1.55%
   Net Investment Income (Loss)                                     0.09%        (0.14)%         2.61%          4.45%          2.90%
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate (*)                                       729%          570%             0%             0%             0%
   Net Assets, End of Period (000's omitted)                $     81,816  $     34,017   $     60,941   $    178,118   $     92,922

(+)  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

(*) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                                    YEAR          YEAR           YEAR           YEAR           YEAR
                                                                   ENDED         ENDED          ENDED          ENDED          ENDED
                                                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                    2003          2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                         $       7.57  $       6.29   $       6.09   $       5.35   $      6.30
                                                            ------------  ------------   ------------   ------------   -----------
  Net Investment Income (Loss) (+)                                  (.04)         (.02)           .12            .22           .20
  Net Realized and Unrealized Gains (Losses) on Securities         (1.76)         1.38            .88            .70         (1.15)
                                                            ------------  ------------   ------------   ------------   -----------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                                 (1.80)         1.36           1.00            .92          (.95)
  Distributions to Shareholders from:
   Net Investment Income                                              --          (.08)          (.80)          (.18)           --
   Net Realized Capital Gains                                         --            --             --             --            --
                                                            ------------  ------------   ------------   ------------   -----------
  Net Increase (Decrease) in Net Asset Value                       (1.80)         1.28            .20            .74         (.95)
                                                            ------------  ------------   ------------   ------------   -----------
NET ASSET VALUE--END OF YEAR                                $       5.77  $       7.57   $       6.29   $       6.09   $      5.35
                                                            ============  ============   ============   ============   ===========
TOTAL INVESTMENT RETURN                                           (23.78)%       21.64%         14.99%         16.05%      (15.06)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                   1.67%         1.79%          1.89%          1.59%         1.73%
   Net Expenses                                                     1.67%         1.79%          1.89%          1.59%         1.73%
   Net Investment Income (Loss)                                    (0.59)%       (0.24)%         1.85%          4.02%         3.34%
SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                $     17,822  $     36,195   $     18,997   $     31,829   $     32,310

(+) CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                                    YEAR          YEAR           YEAR           YEAR           YEAR
                                                                   ENDED         ENDED          ENDED          ENDED          ENDED
                                                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                    2003          2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                         $       9.05  $      14.80   $      22.83   $      38.52   $     19.57
                                                            ------------  ------------   ------------   ------------   -----------
  Net Investment Loss (+)                                           (.13)         (.17)          (.23)          (.44)         (.33)
  Net Realized and Unrealized Gains (Losses) on Securities          4.24         (5.58)         (7.80)        (13.50)        19.88
                                                            ------------  ------------   ------------   ------------   -----------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                                  4.11         (5.75)         (8.03)        (13.94)        19.55
  Distributions to Shareholders from:
   Net Realized Capital Gains                                         --            --             --          (1.75)         (.60)
                                                            ------------  ------------   ------------   ------------   -----------
  Net Increase (Decrease) in Net Asset Value                        4.11         (5.75)         (8.03)        (15.69)        18.95
                                                            ------------  ------------   ------------   ------------   -----------
NET ASSET VALUE--END OF YEAR                                $      13.16  $       9.05   $      14.80   $      22.83   $     38.52
                                                            ============  ============   ============   ============   ===========
TOTAL INVESTMENT RETURN                                            45.41%       (38.85)%       (35.17)%       (38.19)%      101.32%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                   1.53%         1.74%          1.45%          1.46%         1.55%
   Net Expenses                                                     1.53%         1.74%          1.45%          1.46%         1.55%
   Net Investment Loss                                             (1.20)%       (1.58)%        (1.31)%        (1.23)%      (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate (*)                                        482%          183%           139%           324%          953%
  Net Assets, End of Period (000's omitted)                 $    127,836  $     77,635   $    164,619   $    420,674   $    373,458

(+)  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

(*) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL

PROFESSIONALS AND SOPHISTICATED INVESTORS

[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM

                                                                     RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004

BENCHMARK FUNDS
NOVA
URSA
OTC
ARKTOS
U.S. GOVERNMENT BOND
JUNO
MEDIUS
MEKROS
LARGE-CAP EUROPE
LARGE-CAP JAPAN
LARGE-CAP VALUE
LARGE-CAP GROWTH
MID-CAP VALUE
MID-CAP GROWTH
INVERSE MID-CAP
SMALL-CAP VALUE
SMALL-CAP GROWTH
INVERSE SMALL-CAP
TITAN 500
VELOCITY 100
LONG DYNAMIC DOW 30
INVERSE DYNAMIC DOW 30

STRATEGIC FUNDS
SECTOR ROTATION

SECTOR FUNDS
BANKING
BASIC MATERIALS
BIOTECHNOLOGY
CONSUMER PRODUCTS
ELECTRONICS
ENERGY
ENERGY SERVICES
FINANCIAL SERVICES
HEALTH CARE
INTERNET
LEISURE
PRECIOUS METALS
REAL ESTATE
RETAILING
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION
UTILITIES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100


BENCHMARK FUNDS

SECTOR FUNDS

STRATEGIC FUNDS


Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, U.S. Government Bond Fund, Juno Fund, Medius Fund, Mekros Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Titan 500 Fund, Velocity 100 Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund, Inverse Small-Cap Fund, Long Dynamic Dow 30 Fund and Inverse Dynamic Dow 30 Fund

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

STRATEGIC FUNDS - Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   ARKTOS FUND
14   U.S. GOVERNMENT BOND FUND
16   JUNO FUND
18   MEDIUS FUND
20   MEKROS FUND
22   LARGE-CAP EUROPE FUND
24   LARGE-CAP JAPAN FUND
42   TITAN 500 FUND
44   VELOCITY 100 FUND
26   LARGE-CAP VALUE FUND
28   LARGE-CAP GROWTH FUND
30   MID-CAP VALUE FUND
32   MID-CAP GROWTH FUND
34   INVERSE MID-CAP FUND
36   SMALL-CAP VALUE FUND
38   SMALL-CAP GROWTH FUND
40   INVERSE SMALL-CAP FUND
46   LONG DYNAMIC DOW 30 FUND
48   INVERSE DYNAMIC DOW 30 FUND

     SECTOR FUNDS
50   COMMON RISK/RETURN INFORMATION
51   BANKING FUND
53   BASIC MATERIALS FUND
55   BIOTECHNOLOGY FUND
57   CONSUMER PRODUCTS FUND
59   ELECTRONICS FUND
61   ENERGY FUND
63   ENERGY SERVICES FUND
65   FINANCIAL SERVICES FUND
67   HEALTH CARE FUND
69   INTERNET FUND
71   LEISURE FUND
73   PRECIOUS METALS FUND
75   REAL ESTATE FUND
77   RETAILING FUND
79   TECHNOLOGY FUND
81   TELECOMMUNICATIONS FUND
83   TRANSPORTATION FUND
85   UTILITIES FUND

     STRATEGIC FUNDS
87   SECTOR ROTATION FUND

89   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

93   PURCHASING AND REDEEMING SHARES

94   DIVIDENDS, DISTRIBUTIONS, AND TAXES

94   MANAGEMENT OF THE FUNDS

96   FINANCIAL HIGHLIGHTS

112  BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

U.S. GOVERNMENT BOND FUND

JUNO FUND

MEDIUS FUND

MEKROS FUND

LARGE-CAP EUROPE FUND

LARGE-CAP JAPAN FUND

TITAN 500 FUND

VELOCITY 100 FUND

LARGE-CAP VALUE FUND

LARGE-CAP GROWTH FUND

MID-CAP VALUE FUND

MID-CAP GROWTH FUND

INVERSE MID-CAP FUND

SMALL-CAP VALUE FUND

SMALL-CAP GROWTH FUND

INVERSE SMALL-CAP FUND

LONG DYNAMIC DOW 30 FUND

INVERSE DYNAMIC DOW 30 FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    30.06
1999    23.28
2000   -20.30
2001   -23.58
2002   -35.72
2003    39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                                  NOVA FUND   S&P 500 INDEX(2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                       39.19%         28.68%
PAST FIVE YEARS                                                                     -7.65%         -0.57%
SINCE INCEPTION (05/07/97)                                                           0.98%          6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  162         $   502         $   865         $  1,887

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998   -21.93
1999   -15.06
2000    16.05
2001    14.99
2002    21.64
2003   -23.78

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                                  URSA FUND    S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                       -23.78%         28.68%
PAST FIVE YEARS                                                                       1.03%         -0.57%
SINCE INCEPTION (06/09/97)(3)                                                        -5.11%          5.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  175         $   543         $   936         $  2,033

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    83.76
1999   101.32
2000   -38.19
2001   -35.17
2002   -38.85
2003    45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                               OTC FUND    NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                   45.41%              49.13%
PAST FIVE YEARS                                                                 -6.43%              -4.37%
SINCE INCEPTION (05/07/97)                                                       5.23%               7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  161         $   498         $   860         $  1,875

ARKTOS FUND
FUND INFORMATION

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Arktos Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    33.85
2003   -37.37

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.20% (QUARTER ENDED JUNE 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.97% (QUARTER ENDED DECEMBER 31, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                               ARKTOS     NASDAQ 100 INDEX(2)
---------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                  -37.37%             49.13%
SINCE INCEPTION (05/21/2001)                                                    -0.44%            -12.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.68%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  176         $   547         $   941         $  2,044

U.S. GOVERNMENT BOND FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     12.86
1999    -20.45
2000     20.16
2001      0.08
2002     18.62
2003     -0.64

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                     U.S. GOVERNMENT         LEHMAN LONG
                                                                        BOND FUND       TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                             -0.64%               -4.34%
PAST FIVE YEARS                                                            2.43%               -1.23%
SINCE INCEPTION (08/18/97)(3)                                              5.40%                1.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
     12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.50%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.23%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  129         $   402         $   695         $  1,530

JUNO FUND
FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Juno Fund commenced operations on May 1, 2003. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                         .90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.69%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  177         $   550         $   946         $  2,056

MEDIUS FUND
FUND INFORMATION

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

[CHART]

2002   -24.44
2003    52.43

The bar chart and table below show the performance of the Medius Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.41% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -25.33% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                                                S&P MIDCAP 400
                                                                                     MEDIUS        INDEX(2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                         52.43%         35.62%
SINCE INCEPTION (10/01/2001)                                                          18.28%         15.87%

(1} THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P MIDCAP 400(R) INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Medius Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  178         $   553         $   952         $  2,067

MEKROS FUND
FUND INFORMATION

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mekros Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -35.45
2003    64.28

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.50% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                             MEKROS      RUSSELL 2000 INDEX(2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                  64.28%            47.26%
SINCE INCEPTION (10/01/2001)                                                   14.94%            17.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANYS' PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  178         $   553         $   952         $  2,067

LARGE-CAP EUROPE FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the European markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Europe Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -28.35
2003    43.08

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.39% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -28.86% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                              LARGE-CAP EUROPE     DOW JONES STOXX 50 INDEX(2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                      43.08%                    32.54%
SINCE INCEPTION (10/01/2001)                                        6.35%                     5.46%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX VARIABLE TRUST.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Europe Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  178         $   553         $   952         $  2,067

LARGE-CAP JAPAN FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in Japanese yen can change when the Japanese yen strengthens or weakens relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in Japan. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the Japanese markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Japan Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -16.20
2003    37.62

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDED SEPTEMBER 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.53% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                        LARGE-CAP JAPAN     TOPIX 100 INDEX(2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                 37.62%               30.85%
SINCE INCEPTION (10/01/2001)                                                   0.47%                2.10%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Japan Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  177         $   550         $   946         $  2,056

LARGE-CAP VALUE FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Value Fund is subject to other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Large-Cap Value Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.51%

* OTHER EXPENSES ARE ESTIMATED

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                              $  159         $   492

LARGE-CAP GROWTH FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Growth Fund is subject to other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Large-Cap Growth Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.51%

* OTHER EXPENSES ARE ESTIMATED

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                              $  159         $   492

MID-CAP VALUE FUND
FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Mid-Cap Value Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.51%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                              $  159         $   492

MID-CAP GROWTH FUND
FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Mid-Cap Growth Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.51%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                              $  159         $   492

INVERSE MID-CAP FUND
FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Mid-Cap Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.66%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                              $  174         $   540

SMALL-CAP VALUE FUND
FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Small-Cap Value Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.51%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                              $  159         $   492

SMALL-CAP GROWTH FUND
FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Small-Cap Growth Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.51%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                              $  159         $   492

INVERSE SMALL-CAP FUND
FUND INFORMATION

FUND OBJECTIVE

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index").

If the fund meets its objectives, the value of the Fund's shares tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Small-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Small-Cap Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.66%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Small-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                                $  174         $   540

TITAN 500 FUND
FUND INFORMATION

FUND OBJECTIVE

The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Titan 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Titan 500 Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Titan 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -46.00
2003    54.94

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.24% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -33.86% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                                TITAN 500    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                     54.94%          28.68%
SINCE INCEPTION (10/01/2001)                                                      -0.02%           4.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Titan 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  177         $   550         $   946         $  2,056

VELOCITY 100 FUND
FUND INFORMATION

FUND OBJECTIVE

The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Velocity 100 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Velocity 100 Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) Index goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Velocity 100 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -69.46
2003    98.63

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.14% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -50.46% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                          VELOCITY 100    NASDAQ 100 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                 98.63%              49.13%
SINCE INCEPTION (10/01/2001)                                                  -2.46%              11.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.71%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Velocity 100 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  180         $   556         $   957         $  2,078

LONG DYNAMIC DOW 30 FUND
FUND INFORMATION

FUND OBJECTIVE

The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Long Dynamic Dow 30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Long Dynamic Dow 30 Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Long Dynamic Dow 30 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                                      NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.66%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Long Dynamic Dow 30 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                                $  174         $   540

INVERSE DYNAMIC DOW 30 FUND
FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow 30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Dynamic Dow 30 Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Dynamic Dow 30 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                                      NONE
   OTHER EXPENSES*                                                                                        0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.66%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow 30 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                                $  174         $   540

RYDEX SECTOR FUNDS

BANKING FUND

BASIC MATERIALS FUND

BIOTECHNOLOGY FUND

CONSUMER PRODUCTS FUND

ELECTRONICS FUND

ENERGY FUND

ENERGY SERVICES FUND

FINANCIAL SERVICES FUND

HEALTH CARE FUND

INTERNET FUND

LEISURE FUND

PRECIOUS METALS FUND

REAL ESTATE FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND

UTILITIES FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

BANKING FUND
FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Banking Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -0.78
2003   31.74

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.53% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -13.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                                  BANKING    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                      31.74%          28.68%
SINCE INCEPTION (05/02/2001)                                                       10.92%          -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  173         $   537         $   925         $  2,011

BASIC MATERIALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -12.75
2003    31.46

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.09% (QUARTER ENDED DECEMBER 31, 2003 ) AND THE LOWEST RETURN FOR A QUARTER WAS -23.95% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                          BASIC MATERIALS    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                  31.46%             28.68%
SINCE INCEPTION (05/02/2001)                                                    4.02%             -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  175         $   543         $   936         $  2,033

BIOTECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -45.35
2003    42.11

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.15% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -32.74% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                            BIOTECHNOLOGY    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                   42.11%           28.68%
SINCE INCEPTION (05/02/2001)                                                    -9.50%           -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

CONSUMER PRODUCTS FUND
FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -3.61
2003   21.86

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.29% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -10.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                                        CONSUMER PRODUCTS    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                 21.86%              28.68%
SINCE INCEPTION (05/29/2001)                                                   6.93%              -3.36%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  171         $   531         $   914         $  1,988

ELECTRONICS FUND
FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Electronics Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -48.21
2003    69.82

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.45% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -38.25% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                                              ELECTRONICS    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                     69.82%           28.68%
SINCE INCEPTION (08/03/2001)                                                     -12.43%           -1.96%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  173         $   537         $   925         $  2,011

ENERGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -13.51
2003    23.01

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.90% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.97% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                                                   ENERGY    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                       23.01%          28.68%
SINCE INCEPTION (05/29/2001)                                                        -4.07%          -3.36%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  174         $   540         $   930         $  2,022

ENERGY SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -12.07
2003     8.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 11.99% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.84% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                                          ENERGY SERVICES    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                     8.41%           28.68%
SINCE INCEPTION (05/02/2001)                                                    -13.64%           -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  173         $   537         $   925         $  2,011

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -15.10
2003    28.92

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                                       FINANCIAL SERVICES    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                 28.92%               28.68%
SINCE INCEPTION (07/20/2001)                                                   1.87%               -1.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -21.31
2003    29.77

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                                              HEALTH CARE    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                    29.77%            28.68%
SINCE INCEPTION (06/19/2001)                                                     -1.07%            -1.76%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

INTERNET FUND
FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -43.34
2003    64.39

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.55% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.83% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                                                 INTERNET    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                       64.39%          28.68%
SINCE INCEPTION (05/24/2001)                                                       -18.48%          -4.07%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  173         $   537         $   925         $  2,011

LEISURE FUND
FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -14.76
2003    34.89

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.59% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.30% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                                  LEISURE    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                      34.89%          28.68%
SINCE INCEPTION (05/22/2001)                                                       -6.80%          -4.52%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  173         $   537         $   925         $  2,011

PRECIOUS METALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998   -17.24
1999    -3.58
2000   -20.63
2001    12.99
2002    45.59
2003    40.90

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -17.68% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                     PRECIOUS METALS FUND    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                 40.90%               28.68%
PAST FIVE YEARS                                                               12.15%               -0.57%
SINCE INCEPTION (05/29/97)                                                     0.46%                5.81%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.75%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  162         $   502         $   865         $  1,887

REAL ESTATE FUND
FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Real Estate Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -1.12
2003   30.31

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -9.37% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                              REAL ESTATE    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                     30.31%           28.68%
SINCE INCEPTION (10/01/2001)                                                      13.94%            4.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

RETAILING FUND
FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -21.91
2003    35.27

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.69% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.72% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                           RETAILING FUND    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                    35.27%             28.68%
SINCE INCEPTION (07/23/2001)                                                      3.35%             -1.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -39.11
2003    61.32

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                               TECHNOLOGY    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                     61.32%           28.68%
SINCE INCEPTION (05/02/2001)                                                     -11.08%           -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

TELECOMMUNICATIONS FUND
FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -39.58
2003    33.68

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 38.10% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -28.27% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                       TELECOMMUNICATIONS    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                  33.68%               28.68%
SINCE INCEPTION (07/27/2001)                                                  -12.21%               -1.65%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

TRANSPORTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -11.68
2003    20.51

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.28% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.89% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                           TRANSPORTATION    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                    20.51%            28.68%
SINCE INCEPTION (06/11/2001)                                                      1.50%            -3.02%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  172         $   534         $   919         $  2,000

UTILITIES FUND
FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -32.83
2003    25.40

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.68% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -22.51% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                                UTILITIES    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                      25.40%          28.68%
SINCE INCEPTION (05/02/2001)                                                      -16.71%          -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.85%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  170         $   527         $   908         $  1,977

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -22.40
2003    29.97

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                          SECTOR ROTATION    S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                                  29.97%              28.68%
SINCE INCEPTION (05/01/2002)                                                    0.48%               3.25%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                        0.90%
   DISTRIBUTION (12b-1) FEES                                                                              NONE
   OTHER EXPENSES                                                                                         0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                      1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                    $  178         $   553         $   952         $  2,067

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

With the exception of the Medius, Mekros, Large-Cap Europe, Large-Cap Japan, Titan 500, Velocity 100, Long Dynamic Dow 30 and Inverse Dynamic Dow 30 Funds the Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, Large-Cap Japan, Titan 500, Velocity 100, Long Dynamic Dow 30 and Inverse Dynamic Dow 30 Funds' objective is to provide investment results that correlate to the performance of a specific benchmark over time. The investment objective of each Fund is non-fun-damental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                            BENCHMARK
------------------------------------------------------------------------------------------------------------------
NOVA FUND                       150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                        THE NASDAQ 100 INDEX(R)
ARKTOS FUND                     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
U.S. GOVERNMENT BOND FUND       120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
JUNO FUND                       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND
MEDIUS FUND                     150% OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
MEKROS FUND                     150% OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)
LARGE-CAP EUROPE FUND           125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50(SM) INDEX
LARGE-CAP JAPAN FUND            125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX
LARGE-CAP VALUE FUND            S&P 500/BARRA VALUE(R) INDEX
LARGE-CAP GROWTH FUND           S&P 500/BARRA GROWTH(R) INDEX
MID-CAP VALUE FUND              S&P MIDCAP 400/BARRA VALUE(R) INDEX
MID-CAP GROWTH FUND             S&P MIDCAP 400/BARRA GROWTH(R) INDEX
INVERSE MID-CAP FUND            INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
SMALL-CAP VALUE FUND            S&P SMALLCAP 600/BARRA VALUE(R) INDEX
SMALL-CAP GROWTH FUND           S&P SMALLCAP 600/BARRA GROWTH(R) INDEX
INVERSE SMALL-CAP FUND          INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)
TITAN 500 FUND                  200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
VELOCITY 100 FUND               200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
LONG DYNAMIC DOW 30 FUND        200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)
INVERSE DYNAMIC DOW 30 FUND     200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

DOW JONES STOXX 50(SM) INDEX. The Dow Jones Stoxx 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2003, the Dow Jones Stoxx 50 Index(SM) included companies with capitalizations between $18 billion and $179.0 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2003, the Topix 100 Index included companies with capitalizations between $5 billion and $122.0 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) included companies with capitalizations between $7 million and $2.0 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/BARRA VALUE INDEX. The S&P 500/Barra Value Index measures the performance of the companies included in the S&P 500 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $902 million and $271.0 billion.

S&P 500/BARRA GROWTH INDEX. The S&P 500/Barra Growth Index measures the performance of the companies included in the S&P 500 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $1.02 billion and $311.1 billion.

S&P MIDCAP 400/BARRA VALUE INDEX. The S&P MidCap 400/Barra Value Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $336 million and $11.8 billion.

S&P MIDCAP 400/BARRA GROWTH INDEX. The S&P MidCap 400/Barra Growth Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $507 million and $11.8 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a capitalization-weighted index of 400 mid cap stocks chosen by S&P for market size, liquidity and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

S&P SMALLCAP 600/BARRA VALUE INDEX. The S&P SmallCap 600/Barra Value Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $64 million and $2.5 billion.

S&P SMALLCAP 600/BARRA GROWTH INDEX. The S&P SmallCap 600/Barra Growth Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $129 million and $4.9 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) Index included companies with capitalizations between $7 million and $2.0 billion.

THE DOW JONES INDUSTRIAL AVERAGE INDEX. The Dow Jones Industrial Average is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova, U.S. Government Bond, Medius, Mekros, Large-Cap Europe, Large-Cap Japan, Titan 500, Velocity 100, Long Dynamic Dow 30 and Inverse Dynamic Dow 30 Funds -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, Juno, Inverse Mid-Cap, Inverse Small-Cap and Inverse Dynamic Dow 30 Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO AND U.S. GOVERNMENT BOND FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, VELOCITY 100, TITAN 500, LONG DYNAMIC DOW 30, INVERSE DYNAMIC DOW 30 AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Arktos and Velocity 100 Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, SECTOR ROTATION, AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, SECTOR ROTATION, AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, JUNO, INVERSE MID-CAP, INVERSE SMALL-CAP, INVERSE DYNAMIC DOW 30 AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (MEDIUS, MEKROS, SECTOR ROTATION, MID-CAP VALUE, MID-CAP GROWTH, SMALL-CAP VALUE, SMALL-CAP GROWTH AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK AND SECTOR ROTATION FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

ACTIVE TRADING

Unlike other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by investors who frequently redeem or exchange shares of the Funds. Consequently, your insurance company may impose restrictions on transactions by contract owners involving separate accounts that invest in this Fund.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign exchanges were open.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Bond Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                      ADVISORY FEE
----------------------------------------------------------------------
NOVA                                                           .75%
URSA                                                           .90%
OTC                                                            .75%
ARKTOS                                                         .90%
U.S. GOVERNMENT BOND                                           .50%
JUNO                                                           .90%
MEDIUS                                                         .90%
MEKROS                                                         .90%
LARGE-CAP EUROPE                                               .90%
LARGE-CAP JAPAN                                                .90%
SECTOR FUNDS (EXCEPT PRECIOUS METALS)                          .85%
PRECIOUS METALS                                                .75%
SECTOR ROTATION                                                .90%
LARGE-CAP VALUE*                                               .75%
LARGE-CAP GROWTH*                                              .75%
MID-CAP VALUE*                                                 .75%
MID-CAP GROWTH*                                                .75%
INVERSE MID-CAP*                                               .90%
SMALL-CAP VALUE*                                               .75%
SMALL-CAP GROWTH*                                              .75%
INVERSE SMALL-CAP*                                             .90%
TITAN 500                                                      .90%
VELOCITY 100                                                   .90%
LONG DYNAMIC DOW 30*                                           .90%
INVERSE DYNAMIC DOW 30*                                        .90%

* THE LARGE-CAP VALUE, LARGE-CAP GROWTH, MID-CAP VALUE, MID-CAP GROWTH, INVERSE MID-CAP, SMALL-CAP VALUE, SMALL-CAP GROWTH, INVERSE SMALL-CAP, LONG DYNAMIC DOW 30 AND INVERSE DYNAMIC DOW 30 FUNDS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2003. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                                     YEAR          YEAR          YEAR          YEAR          YEAR
                                                                    ENDED         ENDED         ENDED         ENDED         ENDED
                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                     2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF YEAR                                         $       5.18  $       8.67  $      13.88  $      18.57  $      15.88
                                                             ------------  ------------  ------------  ------------  ------------
   Net Investment Income (Loss)+                                      .01          (.01)          .30           .74           .49
   Net Realized and Unrealized Gains (Losses) on Securities          2.02         (3.07)        (3.81)        (4.16)         3.10
                                                             ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                                       2.03         (3.08)        (3.51)        (3.42)         3.59
   Distributions to Shareholders from:
     Net Investment Income                                             --          (.41)        (1.70)         (.15)         (.01)
     Net Realized Capital Gains                                        --            --            --         (1.12)         (.89)
                                                             ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Asset Value                        2.03         (3.49)        (5.21)        (4.69)         2.69
                                                             ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE--END OF YEAR                                 $       7.21  $       5.18  $       8.67  $      13.88  $      18.57
                                                             ============  ============  ============  ============  ============
TOTAL INVESTMENT RETURN                                             39.19%       (35.72)%      (23.58)%      (20.30)%       23.28%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                    1.54%         1.72%         1.45%         1.42%         1.55%
   Net Expenses                                                      1.54%         1.72%         1.45%         1.42%         1.55%
   Net Investment Income (Loss)                                      0.09%        (0.14)%        2.61%         4.45%         2.90%
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                                           729%          570%            0%            0%            0%
   Net Assets, End of Period (000's omitted)                 $     81,816  $     34,017  $     60,941  $    178,118  $     92,922

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                                    YEAR           YEAR           YEAR          YEAR          YEAR
                                                                   ENDED          ENDED          ENDED         ENDED         ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                    2003           2002           2001          2000          1999
----------------------------------------------------------------------------------------- ----------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF YEAR                                        $       7.57   $       6.29   $       6.09  $       5.35  $       6.30
                                                            ------------   ------------   ------------  ------------  ------------
   Net Investment Income (Loss)+                                    (.04)          (.02)           .12           .22           .20
   Net Realized and Unrealized Gains (Losses) on Securities        (1.76)          1.38            .88           .70         (1.15)
                                                            ------------   ------------   ------------  ------------  ------------
   Net Increase (Decrease) in Net Asset
     Value Resulting from Operations                               (1.80)          1.36           1.00           .92          (.95)
   Distributions to Shareholders from:
     Net Investment Income                                            --           (.08)          (.80)         (.18)           --
     Net Realized Capital Gains                                       --             --             --            --            --
                                                            ------------   ------------   ------------  ------------  ------------
   Net Increase (Decrease) in Net Asset Value                      (1.80)          1.28            .20           .74          (.95)
                                                            ------------   ------------   ------------  ------------  ------------
NET ASSET VALUE--END OF YEAR                                $       5.77   $       7.57   $       6.29  $       6.09  $       5.35
                                                            ============   ============   ============  ============  ============
TOTAL INVESTMENT RETURN                                           (23.78)%        21.64%         14.99%        16.05%       (15.06)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                   1.67%          1.79%          1.89%         1.59%         1.73%
   Net Expenses                                                     1.67%          1.79%          1.89%         1.59%         1.73%
   Net Investment Income (Loss)                                    (0.59)%        (0.24)%         1.85%         4.02%         3.34%
SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                $     17,822   $     36,195   $     18,997  $     31,829  $     32,310

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                                    YEAR           YEAR           YEAR           YEAR          YEAR
                                                                   ENDED          ENDED          ENDED          ENDED         ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                                    2003           2002           2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF YEAR                                        $       9.05   $      14.80   $      22.83   $     38.52   $     19.57
                                                            ------------   ------------   ------------   -----------   -----------
   Net Investment Loss+                                             (.13)          (.17)          (.23)         (.44)         (.33)
   Net Realized and Unrealized Gains (Losses) on Securities         4.24          (5.58)         (7.80)       (13.50)        19.88
                                                            ------------   ------------   ------------   -----------   -----------
   Net Increase (Decrease) in Net Asset
     Value Resulting from Operations                                4.11          (5.75)         (8.03)       (13.94)        19.55
   Distributions to Shareholders from:
     Net Realized Capital Gains                                       --             --             --         (1.75)         (.60)
                                                            ------------   ------------   ------------   -----------   -----------
   Net Increase (Decrease) in Net Asset Value                       4.11          (5.75)         (8.03)       (15.69)        18.95
                                                            ------------   ------------   ------------   -----------   -----------
NET ASSET VALUE--END OF YEAR                                $      13.16   $       9.05   $      14.80   $     22.83   $     38.52
                                                            ============   ============   ============   ===========   ===========
TOTAL INVESTMENT RETURN                                            45.41%        (38.85)%       (35.17)%      (38.19)%      101.32%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                   1.53%          1.74%          1.45%         1.46%         1.55%
   Net Expenses                                                     1.53%          1.74%          1.45%         1.46%         1.55%
   Net Investment Loss                                             (1.20)%        (1.58)%        (1.31)%       (1.23)%       (1.24)%
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                                          482%           183%           139%          324%          953%
   Net Assets, End of Period (000's omitted)                $    127,836   $     77,635   $    164,619   $   420,674   $   373,458

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  ARKTOS
                                                                   FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002           2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      39.04    $      29.48    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.22)           (.19)            .03
   Net Realized and Unrealized Gains
     (Losses) on Securities.                         (14.33)          10.22            4.45
                                               ------------    ------------    ------------
   Net Increase in Net Asset Value
     Resulting from Operations                       (14.55)          10.03            4.48
   Distributions to Shareholders from:
     Net Investment Income                               --            (.47)             --
     Net Realized Capital Gains                        (.40)             --              --
                                               ------------    ------------    ------------
   Net Increase in Net Asset Value                   (14.95)           9.56            4.48
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      24.09    $      39.04    $      29.48
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                              (37.37)%         33.85%          17.92%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.68%           1.77%           2.23%**
   Net Expenses                                        1.68%           1.77%           2.23%**
   Net Investment Income (Loss)                       (0.73)%         (0.49)%          0.10%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                            --              --              --
   Net Assets, End of Period (000's omitted).  $     34,563    $     24,229    $      5,955

                                                                TITAN 500
                                                                   FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002           2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      16.09    $      29.87    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.11)           (.09)           (.25)
   Net Realized and Unrealized Gains
     (Losses) on Securities.                           8.95          (13.65)           5.12
                                               ------------    ------------    ------------
   Net Increase in Net Asset Value
     Resulting from Operations                         8.84          (13.74)           4.87
   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                       (3.34)           (.04)             --
                                               ------------    ------------    ------------
   Net Increase in Net Asset Value                     5.50          (13.78)           4.87
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      21.59    $      16.09    $      29.87
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               54.94%         (46.00)%         19.48%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.69%           1.74%           2.22%**
   Net Expenses                                        1.69%           1.74%           2.22%**
   Net Investment Income (Loss)                       (0.55)%         (0.49)%         (1.11)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,085%             --              --
   Net Assets, End of Period (000's omitted).  $     30,428    $      2,122    $        311

                                                                VELOCITY
                                                                100 FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002           2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      11.90    $      38.97    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.21)           (.13)           (.59)
   Net Realized and Unrealized Gains
     (Losses) on Securities.                          11.95          (26.94)          14.56
                                               ------------    ------------    ------------
   Net Increase in Net Asset Value
     Resulting from Operations                        11.74          (27.07)          13.97
   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                       (1.91)             --              --
                                               ------------    ------------    ------------
   Net Increase in Net Asset Value                     9.83          (27.07)          13.97
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      21.73    $      11.90    $      38.97
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               98.63%         (69.46)%         55.88%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.71%           1.77%           2.34%**
   Net Expenses                                        1.71%           1.77%           2.34%**
   Net Investment Income (Loss)                       (1.10)%         (0.79)%         (1.77)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                           959%             --              --
   Net Assets, End of Period (000's omitted).  $     40,632    $      3,346    $        477

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001-ARKTOS FUND; OCTOBER 1, 2001-TITAN 500 FUND AND VELOCITY 100 FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                 MEDIUS
                                                                                  FUND
                                                              --------------------------------------------
                                                                      YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2003            2002           2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                        $      17.77    $      31.21    $      25.00
                                                              ------------    ------------    ------------
   Net Investment Income (Loss)+                                      (.12)           (.12)           (.20)
   Net Realized and Unrealized Gains (Losses) on Securities.          9.44           (7.18)           6.88
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                                        9.32           (7.30)           6.68
   Distributions to Shareholders from:
     Net Investment Income                                              --              --              --
     Net Realized Capital Gains                                      (2.35)          (6.14)           (.47)
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value                         6.97          (13.44)           6.21
                                                              ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      24.74    $      17.77    $      31.21
                                                              ============    ============    ============
TOTAL INVESTMENT RETURN                                              52.43%         (24.44)%         26.67%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                      1.70%           1.75%           2.27%**
  Net Expenses                                                        1.70%           1.75%           2.27%**
  Net Investment Income (Loss)                                       (0.54)%         (0.49)%         (0.87)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                         1,665%          4,320%          3,707%
  Net Assets, End of Period (000's omitted).                  $     18,544    $      6,707    $        754

                                                                                  MEKROS
                                                                                   FUND
                                                              --------------------------------------------
                                                                      YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     2003            2002            2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                        $      20.11    $      31.91    $      25.00
                                                              ------------    ------------    ------------
   Net Investment Income (Loss)+                                      (.18)           (.17)           (.31)
   Net Realized and Unrealized Gains (Losses) on Securities.         13.11          (11.08)           7.56
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                                       12.93          (11.25)           7.25
   Distributions to Shareholders from:
     Net Investment Income                                              --              --              --
     Net Realized Capital Gains                                      (3.29)           (.55)           (.34)
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value                         9.64          (11.80)           6.91
                                                              ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      29.75    $      20.11    $      31.91
                                                              ============    ============    ============
TOTAL INVESTMENT RETURN                                              64.28%         (35.45)%         28.97%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                      1.70%           1.74%           2.26%**
  Net Expenses                                                        1.70%           1.74%           2.26%**
  Net Investment Income (Loss)                                       (0.66)%         (0.70)%         (0.96)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                         1,135%          1,940%            848%
  Net Assets, End of Period (000's omitted).                  $    122,995    $     12,947    $      8,524

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-MEDIUS FUND AND MEKROS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      13.08    $      11.44    $      11.80    $      10.17    $      13.28
                                               ------------    ------------    ------------    ------------    ------------
   Net Investment Income (Loss)+                        .41             .44             .37             .38             .41
   Net Realized and Unrealized Gains
     (Losses) on Securities                            (.52)           1.64            (.36)           1.63           (3.09)
                                               ------------    ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         (.11)           2.08             .01            2.01           (2.68)
   Distributions to Shareholders from:
     Net Investment Income                             (.41)           (.44)           (.37)           (.38)           (.43)
     Net Realized Capital Gains                        (.89)             --              --              --              --
                                               ------------    ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value         (1.41)           1.64            (.36)           1.63           (3.11)
                                               ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      11.67    $      13.08    $      11.44    $      11.80    $      10.17
                                               ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               (0.64)%         18.62%           0.08%          20.16%         (20.45)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.23%           1.24%           2.37%           1.89%           1.52%
   Net Expenses                                        1.23%           1.24%           2.01%           1.89%           1.52%
   Net Investment Income (Loss)                        3.26%           3.65%           3.22%           3.47%           3.55%
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                           1,272%          1,239%          1,247%          1,505%          1,611%
   Net Assets, End of Period (000's omitted)   $     65,358    $     25,190    $      4,521    $      5,011    $      1,136

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

JUNO FUND
FINANCIAL HIGHLIGHTS

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                                                       DECEMBER 31,
                                                                                                              2003*
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                                                                 $      25.00
                                                                                                       ------------
   Net Investment Loss+                                                                                        (.13)
   Net Realized and Unrealized Gains (Losses) on Securities                                                    (.05)
                                                                                                       ------------
   Net Increase (Decrease) in Net Asset Value Resulting from Operations                                        (.18)
   Distributions to Shareholders from:
     Net Investment Income                                                                                       --
     Net Realized Capital Gains                                                                                  --
                                                                                                       ------------
   Net Increase (Decrease) in Net Asset Value                                                                  (.18)
                                                                                                       ------------
NET ASSET VALUE--END OF PERIOD                                                                         $      24.82
                                                                                                       ============
TOTAL INVESTMENT RETURN                                                                                       (0.72)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                                                              1.69%**
   Net Expenses                                                                                                1.69%**
   Net Investment Income (Loss)                                                                               (0.74)%**
SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                                                           $     22,355

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.
** ANNUALIZED.

                                                                                LARGE-CAP
                                                                               EUROPE FUND
                                                              --------------------------------------------
                                                                      YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2003            2002           2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                        $      19.52    $      28.01    $      25.00
                                                              ------------    ------------    ------------
   Net Investment Loss+                                               (.17)           (.09)           (.16)
   Net Realized and Unrealized Gains
     (Losses) on Securities                                           8.58           (7.84)           3.17
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                                        8.41           (7.93)           3.01
   Distributions to Shareholders from:
     Net Investment Income                                              --            (.01)             --
     Net Realized Capital Gains                                      (5.06)           (.55)             --
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value                         3.35           (8.49)           3.01
                                                              ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      22.87    $      19.52    $      28.01
                                                              ============    ============    ============
TOTAL INVESTMENT RETURN                                              43.08%         (28.35)%         12.04%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                     1.70%           1.78%           2.17%**
   Net Expenses                                                       1.70%           1.78%           2.17%**
   Net Investment Loss                                               (0.75)%         (0.41)%         (0.55)%**
SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                  $     38,443    $      3,082    $      1,322

                                                                               LARGE-CAP
                                                                               JAPAN FUND
                                                              --------------------------------------------
                                                                      YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     2003            2002            2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                        $      18.29    $      21.91    $      25.00
                                                              ------------    ------------    ------------
   Net Investment Loss+                                               (.16)           (.08)           (.16)
   Net Realized and Unrealized Gains
     (Losses) on Securities                                           7.04           (3.46)          (2.93)
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                                        6.88           (3.54)          (3.09)
   Distributions to Shareholders from:
     Net Investment Income                                              --              --              --
     Net Realized Capital Gains                                         --            (.08)             --
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value                         6.88           (3.62)          (3.09)
                                                              ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      25.17    $      18.29    $      21.91
                                                              ============    ============    ============
TOTAL INVESTMENT RETURN                                              37.62%         (16.20)%        (12.36)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                     1.69%           1.80%           2.23%**
   Net Expenses                                                       1.69%           1.80%           2.23%**
   Net Investment Loss                                               (0.75)%         (0.38)%         (0.62)%**
SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                  $     11,541    $      3,590    $        643

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-LARGE-CAP EUROPE FUND, LARGE-CAP JAPAN FUND.
** ANNUALIZED

                                                                                                   SECTOR
                                                                                                  ROTATION
                                                                                                    FUND
                                                                                        ---------------------------
                                                                                                YEAR         PERIOD
                                                                                               ENDED          ENDED
                                                                                        DECEMBER 31,   DECEMBER 31,
                                                                                                2003          2002*
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                                                  $       7.76   $      10.00
                                                                                        ------------   ------------
   Net Investment Income (Loss)+                                                                (.07)          (.01)
   Net Realized and Unrealized Gains (Losses) on Securities                                     2.39          (2.23)
                                                                                        ------------   ------------
   Net Increase (Decrease) in Net Asset Value Resulting from Operations                         2.32          (2.24)
   Distributions to Shareholders from:
     Net Investment Income                                                                        --             --
                                                                                        ------------   ------------
   Net Increase (Decrease) in Net Asset Value                                                   2.32          (2.24)
                                                                                        ------------   ------------
NET ASSET VALUE--END OF PERIOD                                                          $      10.08   $       7.76
                                                                                        ============   ============
TOTAL INVESTMENT RETURN                                                                        29.97%        (22.40)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                                               1.70%          1.69%**
   Net Expenses                                                                                 1.70%          1.69%**
   Net Investment Income (Loss)                                                                (0.78)%        (0.16)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                                                    401%           357%
   Net Assets, End of Period (000's omitted)                                            $     20,594   $      6,669

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND. ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                BANKING
                                                                 FUND
                                               ------------------------------------------
                                                       YEAR          YEAR          PERIOD
                                                      ENDED         ENDED           ENDED
                                               DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                       2003          2002           2001*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      24.95  $      25.21    $      25.00
                                               ------------  ------------    ------------
   Net Investment Income (Loss)+                        .36           .28             .45
   Net Realized and Unrealized Gains
     (Losses) on Securities                            7.52          (.47)           (.24)
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         7.88          (.19)            .21
   Distributions to Shareholders from:
     Net Investment Income                             (.33)         (.07)             --
     Net Realized Capital Gains                          --            --              --
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value          7.55          (.26)            .21
                                               ------------  ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      32.50  $      24.95    $      25.21
                                               ============  ============    ============
TOTAL INVESTMENT RETURN                               31.74%        (0.78)%          0.84%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.65%         1.67%           1.99%**
   Net Expenses                                        1.65%         1.67%           1.99%**
   Net Investment Gain (Loss)                          1.24%         1.10%           1.80%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,268%        1,813%            605%
   Net Assets, End of Period (000's omitted)   $     17,115  $      5,008    $        630

                                                                 BASIC
                                                               MATERIALS
                                                                 FUND
                                               ------------------------------------------
                                                       YEAR          YEAR          PERIOD
                                                      ENDED         ENDED           ENDED
                                               DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                       2003          2002           2001*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      21.07  $      24.21    $      25.00
                                               ------------  ------------    ------------
   Net Investment Income (Loss)+                        .04           .09             .22
   Net Realized and Unrealized Gains
     (Losses) on Securities                            6.59         (3.17)          (1.01)
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         6.63         (3.08)           (.79)
   Distributions to Shareholders from:
     Net Investment Income                             (.01)         (.06)             --
     Net Realized Capital Gains                          --            --              --
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value          6.62         (3.14)           (.79)
                                               ------------  ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      27.69  $      21.07    $      24.21
                                               ============  ============    ============
TOTAL INVESTMENT RETURN                               31.46%       (12.75)%         (3.16)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.67%         1.75%           1.95%**
   Net Expenses                                        1.67%         1.75%           1.95%**
   Net Investment Gain (Loss)                          0.17%         0.38%           0.85%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,175%        1,848%            929%
   Net Assets, End of Period (000's omitted)   $     44,561  $        901    $        929

                                                                    BIO-
                                                                 TECHNOLOGY
                                                                    FUND
                                               ------------------------------------------
                                                       YEAR           YEAR         PERIOD
                                                      ENDED          ENDED          ENDED
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2003           2002          2001*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      13.44   $      24.67   $      25.00
                                               ------------   ------------   ------------
   Net Investment Income (Loss)+                       (.28)          (.28)          (.55)
   Net Realized and Unrealized Gains
     (Losses) on Securities                            5.94         (10.91)           .22
                                               ------------   ------------   ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         5.66         (11.19)          (.33)
   Distributions to Shareholders from:
     Net Investment Income                               --             --             --
     Net Realized Capital Gains                          --           (.04)            --
                                               ------------   ------------   ------------
   Net Increase (Decrease) in Net Asset Value          5.66         (11.23)          (.33)
                                               ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                 $      19.10   $      13.44   $      24.67
                                               ============   ============   ============
TOTAL INVESTMENT RETURN                               42.11%        (45.35)%        (1.32)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.64%          1.79%          2.27%**
   Net Expenses                                        1.64%          1.79%          2.27%**
   Net Investment Gain (Loss)                         (1.61)%        (1.76)%        (2.24)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,475%         3,483%           720%
   Net Assets, End of Period (000's omitted)   $     12,557   $      3,575   $      1,959

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                               CONSUMER
                                                               PRODUCTS
                                                                 FUND
                                               ------------------------------------------
                                                       YEAR          YEAR          PERIOD
                                                      ENDED         ENDED           ENDED
                                               DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                       2003          2002           2001*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      24.36  $      25.32    $      25.00
                                               ------------  ------------    ------------
   Net Investment Income (Loss)+                        .01           .04             .05
   Net Realized and Unrealized Gains
     (Losses) on Securities                            5.29          (.95)            .27
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         5.30          (.91)            .32
   Distributions to Shareholders from:
     Net Investment Income                             (.02)         (.01)             --
     Net Realized Capital Gains                        (.25)         (.04)             --
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value          5.03          (.96)            .32
                                               ------------  ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      29.39  $      24.36    $      25.32
                                               ============  ============    ============
TOTAL INVESTMENT RETURN                               21.86%        (3.61)%          1.28%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.63%         1.72%           2.07%**
   Net Expenses                                        1.63%         1.72%           2.07%**
   Net Investment Gain (Loss)                          0.12%         0.18%           0.19%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                           936%          985%            285%
   Net Assets, End of Period (000's omitted)   $      8,818  $      6,153    $      1,305


                                                              ELECTRONICS
                                                                  FUND
                                               ------------------------------------------
                                                       YEAR           YEAR         PERIOD
                                                      ENDED          ENDED          ENDED
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2003           2002          2001*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $       9.94   $      20.64   $      25.00
                                               ------------   ------------   ------------
   Net Investment Income (Loss)+                       (.21)          (.24)          (.43)
   Net Realized and Unrealized Gains
     (Losses) on Securities                            7.15          (9.67)         (3.93)
                                               ------------   ------------   ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         6.94          (9.91)         (4.36)
   Distributions to Shareholders from:
     Net Investment Income                               --             --             --
     Net Realized Capital Gains                          --           (.79)            --
                                               ------------   ------------   ------------
   Net Increase (Decrease) in Net Asset Value          6.94         (10.70)         (4.36)
                                               ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                 $      16.88   $       9.94   $      20.64
                                               ============   ============   ============
TOTAL INVESTMENT RETURN                               69.82%        (48.21)%       (17.44)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.65%          1.84%          2.36%**
   Net Expenses                                        1.65%          1.84%          2.36%**
   Net Investment Gain (Loss)                         (1.51)%        (1.63)%        (2.13)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,264%         2,685%           466%
   Net Assets, End of Period (000's omitted)   $     27,918   $      4,384   $      1,423

                                                                ENERGY
                                                                 FUND
                                               ------------------------------------------
                                                       YEAR          YEAR          PERIOD
                                                      ENDED         ENDED           ENDED
                                               DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                       2003          2002           2001*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      18.25  $      21.10    $      25.00
                                               ------------  ------------    ------------
   Net Investment Income (Loss)+                        .01          (.02)           (.11)
   Net Realized and Unrealized Gains
     (Losses) on Securities                            4.19         (2.83)          (3.79)
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         4.20         (2.85)          (3.90)
   Distributions to Shareholders from:
     Net Investment Income                               --            --              --
     Net Realized Capital Gains                          --            --              --
                                               ------------  ------------    ------------
   Net Increase (Decrease) in Net Asset Value          4.20         (2.85)          (3.90)
                                               ------------  ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      22.45  $      18.25    $      21.10
                                               ============  ============    ============
TOTAL INVESTMENT RETURN                               23.01%       (13.51)%        (15.60)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.66%         1.72%           2.05%**
   Net Expenses                                        1.66%         1.72%           2.05%**
   Net Investment Gain (Loss)                          0.04%        (0.13)%         (0.50)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,225%        1,341%            478%
   Net Assets, End of Period (000's omitted)   $     31,832  $      5,834    $      2,177

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 2001-CONSUMER PRODUCTS FUND, ENERGY FUND; AUGUST 3, 2001-ELECTRONICS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  ENERGY
                                                                 SERVICES
                                                                   FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002           2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      14.38    $      17.74    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.16)           (.17)           (.24)
   Net Realized and Unrealized Gains (Losses)
     on Securities                                     1.37           (2.08)          (7.02)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         1.21           (2.25)          (7.26)

   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                          --           (1.11)             --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          1.21           (3.36)          (7.26)
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      15.59    $      14.38    $      17.74
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                                8.41%         (12.07)%        (29.04)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.65%           1.71%           2.06%**
   Net Expenses                                        1.65%           1.71%           2.06%**
   Net Investment Gain (Loss)                         (1.13)%         (1.00)%         (1.26)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         2,691%          2,159%          3,182%
   Net Assets, End of Period (000's omitted)   $      7,754    $      4,427    $      1,551

                                                                FINANCIAL
                                                                 SERVICES
                                                                   FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002           2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      20.19    $      23.90    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                        .14             .09            (.02)
   Net Realized and Unrealized Gains (Losses)
     on Securities                                     5.70           (3.69)          (1.08)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         5.84           (3.60)          (1.10)

   Distributions to Shareholders from:
     Net Investment Income                             (.03)             --              --
     Net Realized Capital Gains                          --            (.11)             --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          5.81           (3.71)          (1.10)
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      26.00    $      20.19    $      23.90
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               28.92%         (15.10)%         (4.40)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.64%           1.85%           2.19%**
   Net Expenses                                        1.64%           1.85%           2.19%**
   Net Investment Gain (Loss)                          0.61%           0.41%          (0.11)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         2,039%          1,727%            315%
   Net Assets, End of Period (000's omitted)   $     15,581    $      2,748    $      2,607

                                                               HEALTH CARE
                                                                  FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002           2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      18.71    $      23.82    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.19)           (.09)           (.30)
   Net Realized and Unrealized Gains (Losses)
     on Securities                                     5.76           (4.98)           (.88)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         5.57           (5.07)          (1.18)

   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                          --            (.04)             --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          5.57           (5.11)          (1.18)
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      24.28    $      18.71    $      23.82
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               29.77%         (21.31)%         (4.72)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                      1.64%           1.70%           2.23%**
   Net Expenses                                        1.64%           1.70%           2.23%**
   Net Investment Gain (Loss)                         (0.88)%         (0.45)%         (1.33)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,222%          1,617%            757%
   Net Assets, End of Period (000's omitted)   $     27,880    $      5,164    $        951

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-ENERGY SERVICES FUND; JUNE 19, 2001-HEALTH CARE FUND; JULY 20, 2001-FINANCIAL SERVICES FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                INTERNET
                                                                                  FUND
                                                              --------------------------------------------
                                                                      YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2003            2002           2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                        $       8.93    $      15.76    $      25.00
                                                              ------------    ------------    ------------
   Net Investment Loss+                                               (.20)           (.17)           (.37)
   Net Realized and Unrealized Gains (Losses)
     on Securities                                                    5.95           (6.66)          (8.87)
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                                        5.75           (6.83)          (9.24)

   Distributions to Shareholders from:
     Net Investment Income                                              --              --              --
     Net Realized Capital Gains                                         --              --              --
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value                         5.75           (6.83)          (9.24)
                                                              ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      14.68    $       8.93    $      15.76
                                                              ============    ============    ============
TOTAL INVESTMENT RETURN                                              64.39%         (43.34)%        (36.96)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                     1.65%           1.75%           2.33%**
   Net Expenses                                                       1.65%           1.75%           2.33%**
   Net Investment Loss                                               (1.59)%         (1.69)%         (2.29)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                          957%          3,041%          2,341%
   Net Assets, End of Period (000's omitted)                  $     25,101    $      3,703    $        891

                                                                                LEISURE
                                                                                  FUND
                                                              --------------------------------------------
                                                                      YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2003            2002           2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                        $      15.42    $      18.09    $      25.00
                                                              ------------    ------------    ------------
   Net Investment Loss+                                               (.08)           (.18)           (.30)
   Net Realized and Unrealized Gains (Losses)
     on Securities                                                    5.46           (2.49)          (6.61)
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                                        5.38           (2.67)          (6.91)

   Distributions to Shareholders from:
     Net Investment Income                                              --              --              --
     Net Realized Capital Gains                                         --              --              --
                                                              ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value                         5.38           (2.67)          (6.91)
                                                              ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      20.80    $      15.42    $      18.09
                                                              ============    ============    ============
TOTAL INVESTMENT RETURN                                              34.89%         (14.76)%        (27.64)%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                     1.65%           1.74%           1.98%**
   Net Expenses                                                       1.65%           1.74%           1.98%**
   Net Investment Loss                                               (0.41)%         (0.98)%         (1.49)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                        1,353%          1,976%            269%
   Net Assets, End of Period (000's omitted)                  $     30,016    $      2,015    $        804

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE COMMENCEMENT OF OPERATIONS: MAY 22, 2001-LEISURE FUND; MAY 24, 2001-INTERNET FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

                                                                     YEAR           YEAR           YEAR           YEAR
                                                                    ENDED          ENDED          ENDED          ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                     2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                       $       7.09   $       4.87   $       4.31   $       5.43
                                                             ------------   ------------   ------------   ------------
   Net Investment Loss+                                              (.03)          (.02)          (.04)          (.07)
   Net Realized and Unrealized Gains (Losses) on Securities          2.93           2.24            .60          (1.05)
                                                             ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Asset
     Value Resulting from Operations                                 2.90           2.22            .56          (1.12)
   Distributions to Shareholders from:
     Net Investment Income                                             --             --             --             --
     Net Realized Capital Gains                                        --             --             --             --
                                                             ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Asset Value                        2.90           2.22            .56          (1.12)
                                                             ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                               $       9.99   $       7.09   $       4.87   $       4.31
                                                             ============   ============   ============   ============
TOTAL INVESTMENT RETURN                                             40.90%         45.59%         12.99%        (20.63)%
RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                                    1.54%          1.67%          2.18%          2.04%
   Net Expenses                                                      1.54%          1.67%          2.18%          2.04%
   Net Investment Loss                                              (0.38)%        (0.29)%        (0.79)%        (1.45)%
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                                           658%         1,001%           957%           965%
   Net Assets, End of Period (000's omitted)                 $     44,606   $     38,839   $        875   $      3,400

                                                                     YEAR
                                                                    ENDED
                                                             DECEMBER 31,
                                                                     1999
-------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                                       $       5.81
                                                             ------------
   Net Investment Loss+                                              (.07)
   Net Realized and Unrealized Gains (Losses) on Securities          (.14)
                                                             ------------
   Net Increase (Decrease) in Net Asset
     Value Resulting from Operations                                 (.21)
   Distributions to Shareholders from:
     Net Investment Income                                             --
     Net Realized Capital Gains                                      (.17)
                                                             ------------
   Net Increase (Decrease) in Net Asset Value                        (.38)
                                                             ------------
NET ASSET VALUE--END OF PERIOD                               $       5.43
                                                             ============
TOTAL INVESTMENT RETURN                                             (3.58)%
RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                                    2.17%
   Net Expenses                                                      2.17%
   Net Investment Loss                                              (1.39)%
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                                         1,239%
   Net Assets, End of Period (000's omitted)                 $      6,992

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                   REAL
                                                               ESTATE FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002            2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      24.96    $      25.77    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                        .94            1.97            1.44
   Net Realized and Unrealized Gains
     (Losses) on Securities                            6.62           (2.26)           (.42)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         7.56            (.29)           1.02
   Distributions to Shareholders from:
     Net Investment Income                             (.85)           (.48)           (.25)
     Net Realized Capital Gains                       (1.42)           (.04)             --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          5.29            (.81)            .77
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      30.25    $      24.96    $      25.77
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               30.31%          (1.12)%          4.09%

RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                      1.64%           1.68%           2.31%**
   Net Expenses                                        1.64%           1.68%           2.31%**
   Net Investment Income (Loss)                        3.26%           7.60%           5.75%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,478%          1,927%             17%
   Net Assets, End of Period (000's omitted)   $     12,183    $      1,902    $        162

                                                                RETAILING
                                                                   FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002            2001*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      19.29    $      25.65    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.25)           (.27)           (.38)
   Net Realized and Unrealized Gains
     (Losses) on Securities                            7.05           (5.30)           1.03
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         6.80           (5.57)            .65
   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                        (.10)           (.79)             --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          6.70           (6.36)            .65
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      25.99    $      19.29    $      25.65
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               35.27%         (21.91)%          2.60%

RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                      1.64%           1.81%           2.24%**
   Net Expenses                                        1.64%           1.81%           2.24%**
   Net Investment Income (Loss)                       (1.04)%         (1.23)%         (1.65)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                           785%          1,668%            740%
   Net Assets, End of Period (000's omitted)   $     15,149    $      3,102    $      1,994

                                                                TECHNOLOGY
                                                                   FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002            2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $       9.92    $      18.61    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.18)           (.18)           (.39)
   Net Realized and Unrealized Gains
     (Losses) on Securities                            6.21           (7.15)          (6.00)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         6.03           (7.33)          (6.39)
   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                       (1.07)          (1.36)             --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          4.96           (8.69)          (6.39)
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      14.88    $       9.92    $      18.61
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               61.32%         (39.11)%        (25.56)%

RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                      1.64%           1.71%           2.34%**
   Net Expenses                                        1.64%           1.71%           2.34%**
   Net Investment Income (Loss)                       (1.39)%         (1.52)%         (2.08)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,302%          1,098%            490%
   Net Assets, End of Period (000's omitted)   $     20,641    $      5,021    $      1,216

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND; JULY 23, 2001-RETAILING FUND; OCTOBER 1, 2001-REAL ESTATE FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                            TELECOMMUNICATIONS
                                                                  FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002            2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      13.63    $      22.56    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.03)           (.05)           (.36)
   Net Realized and Unrealized Gains
     (Losses) on Securities                            4.62           (8.88)          (2.08)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         4.59           (8.93)          (2.44)
   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                          --~             --              --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          4.59           (8.93)          (2.44)
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      18.22    $      13.63    $      22.56
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               33.68%         (39.58)%         (9.76)%

RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                      1.64%           1.69%           2.25%**
   Net Expenses                                        1.64%           1.69%           2.25%**
   Net Investment Income (Loss)                       (0.19)%         (0.39)%         (1.61)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                           974%            855%          1,316%
   Net Assets, End of Period (000's omitted)   $     14,543    $      6,106    $        407

                                                              TRANSPORTATION
                                                                   FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002            2001*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      21.55    $      24.40    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                       (.15)           (.14)           (.20)
   Net Realized and Unrealized Gains
     (Losses) on Securities                            4.57           (2.71)           (.40)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         4.42           (2.85)           (.60)
   Distributions to Shareholders from:
     Net Investment Income                               --              --              --
     Net Realized Capital Gains                          --              --              --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          4.42           (2.85)           (.60)
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      25.97    $      21.55    $      24.40
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               20.51%         (11.68)%         (2.40)%

RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                      1.64%           1.69%           2.16%**
   Net Expenses                                        1.64%           1.69%           2.16%**
   Net Investment Income (Loss)                       (0.65)%         (0.63)%         (0.89)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,045%          1,435%            609%
   Net Assets, End of Period (000's omitted)   $      8,032    $      6,301    $        522

                                                                 UTILITIES
                                                                    FUND
                                               --------------------------------------------
                                                       YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2003            2002            2001*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
   BEGINNING OF PERIOD                         $      12.24    $      18.23    $      25.00
                                               ------------    ------------    ------------
   Net Investment Income (Loss)+                        .31             .33             .33
   Net Realized and Unrealized Gains
     (Losses) on Securities                            2.77           (6.31)          (7.10)
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                         3.08           (5.98)          (6.77)
   Distributions to Shareholders from:
     Net Investment Income                             (.36)           (.01)             --
     Net Realized Capital Gains                          --              --              --
                                               ------------    ------------    ------------
   Net Increase (Decrease) in Net Asset Value          2.72           (5.99)          (6.77)
                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      14.96    $      12.24    $      18.23
                                               ============    ============    ============
TOTAL INVESTMENT RETURN                               25.40%         (32.83)%        (27.08)%

RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                      1.62%           1.67%           2.08%**
   Net Expenses                                        1.62%           1.67%           2.08%**
   Net Investment Income (Loss)                        2.29%           2.54%           1.59%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         1,491%            829%          1,040%
   Net Assets, End of Period (000's omitted)   $     13,430    $     23,846    $        908

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-UTILITIES FUND; JUNE 11, 2001-TRANSPORTATION FUND; JULY 27, 2001-TELECOMMUNICATIONS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP., NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

This page intentionally left blank.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2004

SECTOR FUNDS
BASIC MATERIALS
CONSUMER PRODUCTS
ENERGY
ENERGY SERVICES
FINANCIAL SERVICES
HEALTH CARE
LEISURE
PRECIOUS METALS
RETAILING
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 BLACKWELL ROAD, SUITE 500
ROCKVILLE, MARYLAND 20850

800.820.0888
301.296.5100


SECTOR FUNDS


Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Funds listed below:

SECTOR FUNDS - Basic Materials Fund, Consumer Products Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund and Transportation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

TABLE OF CONTENTS

    SECTOR FUNDS
5   COMMON RISK/RETURN INFORMATION
6   BASIC MATERIALS FUND
8   CONSUMER PRODUCTS FUND
10  ENERGY FUND
12  ENERGY SERVICES FUND
14  FINANCIAL SERVICES FUND
16  HEALTH CARE FUND
18  LEISURE FUND
20  PRECIOUS METALS FUND
22  RETAILING FUND
24  TECHNOLOGY FUND
26  TELECOMMUNICATIONS FUND
28  TRANSPORTATION FUND

30  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

31  PURCHASING AND REDEEMING SHARES

32  DIVIDENDS, DISTRIBUTIONS, AND TAXES

32  MANAGEMENT OF THE FUNDS

34  FINANCIAL HIGHLIGHTS

BC  ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX SECTOR FUNDS

BASIC MATERIALS FUND

CONSUMER PRODUCTS FUND

ENERGY FUND

ENERGY SERVICES FUND

FINANCIAL SERVICES FUND

HEALTH CARE FUND

LEISURE FUND

PRECIOUS METALS FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

BASIC MATERIALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -12.75
2003        31.46

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.09% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.95% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                          BASIC MATERIALS      S&P 500 INDEX(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                                  31.46%               28.68%
SINCE INCEPTION (05/02/2001)                    4.02%               -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR            3 YEARS            5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 175             $ 543              $ 936            $ 2,033

CONSUMER PRODUCTS FUND
FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002        -3.61
2003        21.86

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.29% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -10.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                          CONSUMER PRODUCTS     S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                   21.86%              28.68%
SINCE INCEPTION (05/29/2001)                     6.93%              -3.36%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 171            $ 531               $ 914            $ 1,988

ENERGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -13.51
2003        23.01

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.90% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.97% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                      ENERGY    S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                         23.01%         28.68%
SINCE INCEPTION (05/29/2001)                          -4.07%         -3.36%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       1 YEAR             3 YEARS            5 YEARS          10 YEARS
--------------------------------------------------------------------------------
        $ 174              $ 540              $ 930           $ 2,022

ENERGY SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -12.07
2003         8.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 11.99% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.84% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                             ENERGY SERVICES    S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                      8.41%            28.68%
SINCE INCEPTION (05/02/2001)                     -13.64%            -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 173            $ 537               $ 925           $ 2,011

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -15.10
2003        28.92

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                           FINANCIAL SERVICES   S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                     28.92%             28.68%
SINCE INCEPTION (07/20/2001)                       1.87%             -1.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
        $ 172             $ 534               $ 919           $ 2,000

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -21.31
2003        29.77

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                 HEALTH CARE    S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                       29.77%          28.68%
SINCE INCEPTION (06/19/2001)                        -1.07%          -1.76%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 172            $ 534               $ 919           $ 2,000

LEISURE FUND
FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -14.76
2003        34.89

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.59% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.30% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                    LEISURE     S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                        34.89%          28.68%
SINCE INCEPTION (05/22/2001)                         -6.80%          -4.52%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 173            $ 537               $ 925           $ 2,011

PRECIOUS METALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998       -17.24
1999        -3.58
2000       -20.63
2001        12.99
2002        45.59
2003        40.90

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -17.68% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                        PRECIOUS METALS FUND    S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                   40.90%               28.68%
PAST FIVE YEARS                                 12.15%               -0.57%
SINCE INCEPTION (05/29/97)                       0.46%                5.81%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.75%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 162            $ 502               $ 865           $ 1,887

RETAILING FUND
FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -21.91
2003        35.27

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.69% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.72% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                              RETAILING FUND    S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                     35.27%             28.68%
SINCE INCEPTION (07/23/2001)                       3.35%             -1.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 172            $ 534                $ 919           $ 2,000

TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -39.11
2003        61.32

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                   TECHNOLOGY   S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                         61.32%         28.68%
SINCE INCEPTION (05/02/2001)                         -11.08%         -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 172            $ 534               $ 919           $ 2,000

TELECOMMUNICATIONS FUND
FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -39.58
2003        33.68

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 38.10% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -28.27% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                           TELECOMMUNICATIONS   S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                    33.68%              28.68%
SINCE INCEPTION (07/27/2001)                    -12.21%              -1.65%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 172            $ 534               $ 919           $ 2,000

TRANSPORTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -11.68
2003        20.51

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.28% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.89% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                             TRANSPORTATION     S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                     20.51%             28.68%
SINCE INCEPTION (06/11/2001)                       1.50%             -3.02%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                 0.85%
  DISTRIBUTION (12b-1) FEES                                                       NONE
  OTHER EXPENSES                                                                  0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR           3 YEARS             5 YEARS          10 YEARS
----------------------------------------------------------------------------
        $ 172            $ 534                $ 919           $ 2,000

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (ALL FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Arktos, Velocity 100, and Venture 100 Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (ALL FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (ALL FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SMALL AND MEDIUM ISSUER RISK (ALL FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
SECTOR FUNDS (EXCEPT PRECIOUS METALS)                                   .85%

PRECIOUS METALS                                                         .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                                                 YEAR           YEAR         PERIOD
                                                                                ENDED          ENDED          ENDED
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                                 2003           2002          2001*
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                       $   21.07      $   24.21      $   25.00
                                                                            ---------      ---------      ---------
  Net Investment Income+                                                          .04            .09            .22
  Net Realized and Unrealized Gains (Losses) on Securities                       6.59          (3.17)         (1.01)
                                                                            ---------      ---------      ---------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations           6.63          (3.08)          (.79)
  Distributions to Shareholders from:
    Net Investment Income                                                        (.01)          (.06)            --
    Net Realized Capital Gains                                                     --             --             --
                                                                            ---------      ---------      ---------
  Net Increase (Decrease) in Net Asset Value                                     6.62          (3.14)          (.79)
                                                                            ---------      ---------      ---------
NET ASSET VALUE--END OF PERIOD                                              $   27.69      $   21.07      $   24.21
                                                                            =========      =========      =========
TOTAL INVESTMENT RETURN                                                         31.46%        (12.75)%        (3.16)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                 1.67%          1.75%          1.95%**
  Net Expenses                                                                   1.67%          1.75%          1.95%**
  Net Investment Gain (Loss)                                                     0.17%          0.38%          0.85%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                    1,175%         1,848%           929%
  Net Assets, End of Period (000's omitted)                                 $  44,561      $     901      $     929

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-BASIC MATERIALS FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                          CONSUMER
                                                                                          PRODUCTS
                                                                                            FUND
                                                                         ------------------------------------------
                                                                                 YEAR           YEAR         PERIOD
                                                                                ENDED          ENDED          ENDED
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                                 2003           2002          2001*
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                       $   24.36      $   25.32      $   25.00
                                                                            ---------      ---------      ---------
  Net Investment Income (Loss)+                                                   .01            .04            .05
  Net Realized and Unrealized Gains (Losses) on Securities                       5.29           (.95)           .27
                                                                            ---------      ---------      ---------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations           5.30           (.91)           .32
  Distributions to Shareholders from:
    Net Investment Income                                                        (.02)          (.01)            --
    Net Realized Capital Gains                                                   (.25)          (.04)            --
                                                                            ---------      ---------      ---------
  Net Increase (Decrease) in Net Asset Value                                     5.03           (.96)           .32
                                                                            ---------      ---------      ---------
NET ASSET VALUE--END OF PERIOD                                              $   29.39      $   24.36      $   25.32
                                                                            =========      =========      =========
TOTAL INVESTMENT RETURN                                                         21.86%         (3.61)%         1.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                 1.63%          1.72%          2.07%**
  Net Expenses                                                                   1.63%          1.72%          2.07%**
  Net Investment Gain (Loss)                                                     0.12%          0.18%          0.19%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                      936%           985%           285%
  Net Assets, End of Period (000's omitted)                                 $   8,818      $   6,153      $   1,305

                                                                                           ENERGY
                                                                                            FUND
                                                                         ------------------------------------------
                                                                                 YEAR           YEAR         PERIOD
                                                                                ENDED          ENDED          ENDED
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                                 2003           2002          2001*
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                       $   18.25      $   21.10      $   25.00
                                                                            ---------      ---------      ---------
  Net Investment Income (Loss)+                                                   .01           (.02)          (.11)
  Net Realized and Unrealized Gains (Losses) on Securities                       4.19          (2.83)         (3.79)
                                                                            ---------      ---------      ---------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations           4.20          (2.85)         (3.90)
  Distributions to Shareholders from:
    Net Investment Income                                                          --             --             --
    Net Realized Capital Gains                                                     --             --             --
                                                                            ---------      ---------      ---------
  Net Increase (Decrease) in Net Asset Value                                     4.20          (2.85)         (3.90)
                                                                            ---------      ---------      ---------
NET ASSET VALUE--END OF PERIOD                                              $   22.45      $   18.25      $   21.10
                                                                            =========      =========      =========
TOTAL INVESTMENT RETURN                                                         23.01%        (13.51)%       (15.60)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                 1.66%          1.72%          2.05%**
  Net Expenses                                                                   1.66%          1.72%          2.05%**
  Net Investment Gain (Loss)                                                     0.04%         (0.13)%        (0.50)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                    1,225%         1,341%           478%
  Net Assets, End of Period (000's omitted)                                 $  31,832      $   5,834      $   2,177

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 2001-CONSUMER PRODUCTS FUND, ENERGY FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                        ENERGY
                                                                                       SERVICES
                                                                                         FUND
                                                                    ----------------------------------------------
                                                                            YEAR             YEAR           PERIOD
                                                                           ENDED            ENDED            ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                            2003             2002            2001*
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                               $      14.38     $      17.74     $      25.00
                                                                    ------------     ------------     ------------
  Net Investment Income (Loss)+                                             (.16)            (.17)            (.24)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                                           1.37            (2.08)           (7.02)
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                               1.21            (2.25)           (7.26)

  Distributions to Shareholders from:
    Net Investment Income                                                     --               --               --
    Net Realized Capital Gains                                                --            (1.11)              --
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                1.21            (3.36)           (7.26)
                                                                    ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                      $      15.59     $      14.38     $      17.74
                                                                    ============     ============     ============
TOTAL INVESTMENT RETURN                                                     8.41%          (12.07)%         (29.04)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                            1.65%            1.71%            2.06%**
  Net Expenses                                                              1.65%            1.71%            2.06%**
  Net Investment Gain (Loss)                                               (1.13)%          (1.00)%          (1.26)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                               2,691%           2,159%           3,182%
  Net Assets, End of Period (000's omitted)                         $      7,754     $      4,427     $      1,551

                                                                                       FINANCIAL
                                                                                       SERVICES
                                                                                         FUND
                                                                    ----------------------------------------------
                                                                            YEAR             YEAR           PERIOD
                                                                           ENDED            ENDED            ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                            2003             2002            2001*
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                               $      20.19     $      23.90     $      25.00
                                                                    ------------     ------------     ------------
  Net Investment Income (Loss)+                                              .14              .09             (.02)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                                           5.70            (3.69)           (1.08)
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                               5.84            (3.60)           (1.10)

  Distributions to Shareholders from:
    Net Investment Income                                                   (.03)              --               --
    Net Realized Capital Gains                                                --             (.11)              --
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                5.81            (3.71)           (1.10)
                                                                    ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                      $      26.00     $      20.19     $      23.90
                                                                    ============     ============     ============
TOTAL INVESTMENT RETURN                                                    28.92%          (15.10)%          (4.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                            1.64%            1.85%            2.19%**
  Net Expenses                                                              1.64%            1.85%            2.19%**
  Net Investment Gain (Loss)                                                0.61%            0.41%           (0.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                               2,039%           1,727%             315%
  Net Assets, End of Period (000's omitted)                         $     15,581     $      2,748     $      2,607

                                                                                      HEALTH CARE
                                                                                         FUND
                                                                    ----------------------------------------------
                                                                            YEAR             YEAR           PERIOD
                                                                           ENDED            ENDED            ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                            2003             2002            2001*
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                               $      18.71     $      23.82     $      25.00
                                                                    ------------     ------------     ------------
  Net Investment Income (Loss)+                                             (.19)            (.09)            (.30)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                                           5.76            (4.98)            (.88)
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                               5.57            (5.07)           (1.18)

  Distributions to Shareholders from:
    Net Investment Income                                                     --               --               --
    Net Realized Capital Gains                                                --             (.04)              --
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                5.57            (5.11)           (1.18)
                                                                    ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                      $      24.28     $      18.71     $      23.82
                                                                    ============     ============     ============
TOTAL INVESTMENT RETURN                                                    29.77%          (21.31)%          (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                            1.64%            1.70%            2.23%**
  Net Expenses                                                              1.64%            1.70%            2.23%**
  Net Investment Gain (Loss)                                               (0.88)%          (0.45)%          (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                               1,222%           1,617%             757%
  Net Assets, End of Period (000's omitted)                         $     27,880     $      5,164     $        951

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-ENERGY SERVICES FUND; JUNE 19, 2001-HEALTH CARE FUND; JULY 20, 2001-FINANCIAL SERVICES FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                        LEISURE
                                                                                         FUND
                                                                    ----------------------------------------------
                                                                            YEAR             YEAR           PERIOD
                                                                           ENDED            ENDED            ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                            2003             2002            2001*
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                               $      15.42     $      18.09     $      25.00
                                                                    ------------     ------------     ------------
  Net Investment Loss+                                                      (.08)            (.18)            (.30)
  Net Realized and Unrealized Gains (Losses) on Securities                  5.46            (2.49)           (6.61)
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                               5.38            (2.67)           (6.91)

  Distributions to Shareholders from:
    Net Investment Income                                                     --               --               --
    Net Realized Capital Gains                                                --               --               --
                                                                    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                5.38            (2.67)           (6.91)
                                                                    ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                      $      20.80     $      15.42     $      18.09
                                                                    ============     ============     ============
TOTAL INVESTMENT RETURN                                                    34.89%          (14.76)%         (27.64)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                            1.65%            1.74%            1.98%**
  Net Expenses                                                              1.65%            1.74%            1.98%**
  Net Investment Loss                                                      (0.41)%          (0.98)%          (1.49)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                               1,353%           1,976%             269%
  Net Assets, End of Period (000's omitted)                         $     30,016     $      2,015     $        804

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE COMMENCEMENT OF OPERATIONS: MAY 22, 2001-LEISURE FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR             YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                           $       7.09     $       4.87     $       4.31     $       5.43     $       5.81
                                                ------------     ------------     ------------     ------------     ------------
  Net Investment Loss+                                  (.03)            (.02)            (.04)            (.07)            (.07)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                       2.93             2.24              .60            (1.05)            (.14)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                     2.90             2.22              .56            (1.12)            (.21)
  Distributions to Shareholders from:
    Net Investment Income                                 --               --               --               --               --
    Net Realized Capital Gains                            --               --               --               --             (.17)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            2.90             2.22              .56            (1.12)            (.38)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                  $       9.99     $       7.09     $       4.87     $       4.31     $       5.43
                                                ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                40.90%           45.59%           12.99%          (20.63)%          (3.58)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                        1.54%            1.67%            2.18%            2.04%            2.17%
  Net Expenses                                          1.54%            1.67%            2.18%            2.04%            2.17%
  Net Investment Loss                                  (0.38)%          (0.29)%          (0.79)%          (1.45)%          (1.39)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               658%           1,001%             957%             965%           1,239%
  Net Assets, End of Period (000's omitted)     $     44,606     $     38,839     $        875     $      3,400     $      6,992

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                  RETAILING
                                                                                    FUND
                                                               ----------------------------------------------
                                                                       YEAR             YEAR           PERIOD
                                                                      ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       2003             2002            2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                          $      19.29     $      25.65     $      25.00
                                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                                        (.25)            (.27)            (.38)
  Net Realized and Unrealized Gains (Losses) on Securities             7.05            (5.30)            1.03
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                          6.80            (5.57)             .65
  Distributions to Shareholders from:
    Net Investment Income                                                --               --               --
    Net Realized Capital Gains                                         (.10)            (.79)              --
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                           6.70            (6.36)             .65
                                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                 $      25.99     $      19.29     $      25.65
                                                               ============     ============     ============
TOTAL INVESTMENT RETURN                                               35.27%          (21.91)%           2.60%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                       1.64%            1.81%            2.24%**
  Net Expenses                                                         1.64%            1.81%            2.24%**
  Net Investment Income (Loss)                                        (1.04)%          (1.23)%          (1.65)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                            785%           1,668%             740%
  Net Assets, End of Period (000's omitted)                    $     15,149     $      3,102     $      1,994

                                                                                 TECHNOLOGY
                                                                                    FUND
                                                               ----------------------------------------------
                                                                       YEAR             YEAR           PERIOD
                                                                      ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       2003             2002            2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                          $       9.92     $      18.61     $      25.00
                                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                                        (.18)            (.18)            (.39)
  Net Realized and Unrealized Gains (Losses) on Securities             6.21            (7.15)           (6.00)
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                          6.03            (7.33)           (6.39)
  Distributions to Shareholders from:
    Net Investment Income                                                --               --               --
    Net Realized Capital Gains                                        (1.07)           (1.36)              --
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                           4.96            (8.69)           (6.39)
                                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                 $      14.88     $       9.92     $      18.61
                                                               ============     ============     ============
TOTAL INVESTMENT RETURN                                               61.32%          (39.11)%         (25.56)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                       1.64%            1.71%            2.34%**
  Net Expenses                                                         1.64%            1.71%            2.34%**
  Net Investment Income (Loss)                                        (1.39)%          (1.52)%          (2.08)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                          1,302%           1,098%             490%
  Net Assets, End of Period (000's omitted)                    $     20,641     $      5,021     $      1,216

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND; JULY 23, 2001-RETAILING FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                             TELECOMMUNICATIONS
                                                                                    FUND
                                                               ----------------------------------------------
                                                                       YEAR             YEAR           PERIOD
                                                                      ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       2003             2002            2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                          $      13.63     $      22.56     $      25.00
                                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                                        (.03)            (.05)            (.36)
  Net Realized and Unrealized Gains (Losses) on Securities             4.62            (8.88)           (2.08)
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                          4.59            (8.93)           (2.44)
  Distributions to Shareholders from:
    Net Investment Income                                                --               --               --
    Net Realized Capital Gains                                           --~              --               --
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                           4.59            (8.93)           (2.44)
                                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                 $      18.22     $      13.63     $      22.56
                                                               ============     ============     ============
TOTAL INVESTMENT RETURN                                               33.68%          (39.58)%          (9.76)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                       1.64%            1.69%            2.25%**
  Net Expenses                                                         1.64%            1.69%            2.25%**
  Net Investment Income (Loss)                                        (0.19)%          (0.39)%          (1.61)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                            974%             855%           1,316%
  Net Assets, End of Period (000's omitted)                    $     14,543     $      6,106     $        407

                                                                               TRANSPORTATION
                                                                                    FUND
                                                               ----------------------------------------------
                                                                       YEAR             YEAR           PERIOD
                                                                      ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       2003             2002            2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                          $      21.55     $      24.40     $      25.00
                                                               ------------     ------------     ------------
  Net Investment Income (Loss)+                                        (.15)            (.14)            (.20)
  Net Realized and Unrealized Gains (Losses) on Securities             4.57            (2.71)            (.40)
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                          4.42            (2.85)            (.60)
  Distributions to Shareholders from:
    Net Investment Income                                                --               --               --
    Net Realized Capital Gains                                           --               --               --
                                                               ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                           4.42            (2.85)            (.60)
                                                               ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                 $      25.97     $      21.55     $      24.40
                                                               ============     ============     ============
TOTAL INVESTMENT RETURN                                               20.51%          (11.68)%          (2.40)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                       1.64%            1.69%            2.16%**
  Net Expenses                                                         1.64%            1.69%            2.16%**
  Net Investment Income (Loss)                                        (0.65)%          (0.63)%          (0.89)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                          1,045%           1,435%             609%
  Net Assets, End of Period (000's omitted)                    $      8,032     $      6,301     $        522

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 11, 2001-TRANSPORTATION FUND; JULY 27, 2001-TELECOMMUNICATIONS FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2004

BENCHMARK FUND
OTC

SECTOR FUNDS
FINANCIAL SERVICES
HEALTH CARE


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100


BENCHMARK FUND

SECTOR FUNDS


Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Funds listed below:

BENCHMARK FUND - OTC Fund

SECTOR FUNDS - Financial Services Fund and Health Care Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

    BENCHMARK FUND

5   OTC FUND

7   SECTOR FUNDS

7   COMMON RISK/RETURN INFORMATION

8   FINANCIAL SERVICES FUND

10  HEALTH CARE FUND

12  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

14  PURCHASING AND REDEEMING SHARES

15  DIVIDENDS, DISTRIBUTIONS, AND TAXES

15  MANAGEMENT OF THE FUNDS

16  FINANCIAL HIGHLIGHTS

18  BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                      PROSPECTUS

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

The OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that ir would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund comes from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76
1999    101.32
2000    -38.19
2001    -35.17
2002    -38.85
2003     45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                              OTC FUND       NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                  45.41%             49.13%
PAST FIVE YEARS                                -6.43%             -4.37%
SINCE INCEPTION (05/07/97)                      5.23%              7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                              0.75%
   DISTRIBUTION (12b-1) FEES                                                                    NONE
   OTHER EXPENSES                                                                               0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                            1.53%


EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
               $        161   $        498   $        860   $      1,875

RYDEX SECTOR FUNDS

FINANCIAL SERVICES FUND

HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -15.10
2003     28.92

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                      FINANCIAL SERVICES       S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                28.92%                 28.68%
SINCE INCEPTION (07/20/2001)                  1.87%                 -1.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                              0.85%
   DISTRIBUTION (12b-1) FEES                                                                    NONE
   OTHER EXPENSES                                                                               0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                            1.64%


EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
               $        172   $        534   $        919   $      2,000

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -21.31
2003     29.77

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                          HEALTH CARE         S&P 500 INDEX (2)
-------------------------------------------------------------------------------
PAST ONE YEAR                                29.77%                28.68%
SINCE INCEPTION (06/19/2001)                 -1.07%                -1.76%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                              0.85%
   DISTRIBUTION (12b-1) FEES                                                                    NONE
   OTHER EXPENSES                                                                               0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                            1.64%


EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
               $        172   $        534   $        919   $      2,000

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUND'S INVESTMENT OBJECTIVES

The OTC Fund's objective is to provide results that match the performance of a specific benchmark on a daily basis. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Fund is set forth below:

FUND                                           BENCHMARK
--------------------------------------------------------------------------------
OTC FUND                                       THE NASDAQ 100 INDEX(R)

A BRIEF GUIDE TO THE BENCHMARK.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the OTC Fund is to correlate with the performance of the index underlying the Fund's benchmark.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (ALL FUNDS) - The OTC Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (OTC FUND) - Tracking error risk refers to the risk that the Fund's returns may not match or correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SMALL AND MEDIUM ISSUER RISK (SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (OTC FUND) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.


MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
OTC                                                                     .75%
SECTOR FUNDS                                                            .85%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

OTC FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                       YEAR             YEAR             YEAR             YEAR             YEAR
                                                      ENDED            ENDED            ENDED            ENDED            ENDED
                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                            $       9.05     $      14.80     $      22.83     $      38.52     $      19.57
                                               ------------     ------------     ------------     ------------     ------------
  Net Investment Loss+                                 (.13)            (.17)            (.23)            (.44)            (.33)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                       4.24            (5.58)           (7.80)          (13.50)           19.88
                                               ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                     4.11            (5.75)           (8.03)          (13.94)           19.55
  Distributions to Shareholders from:
   Net Realized Capital Gains                            --               --               --            (1.75)            (.60)
                                               ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value           4.11            (5.75)           (8.03)          (15.69)           18.95
                                               ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                   $      13.16     $       9.05     $      14.80     $      22.83     $      38.52
                                               ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN                               45.41%          (38.85)%         (35.17)%         (38.19)%         101.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.53%            1.74%            1.45%            1.46%            1.55%
  Net Expenses                                         1.53%            1.74%            1.45%            1.46%            1.55%
  Net Investment Loss                                 (1.20)%          (1.58)%          (1.31)%          (1.23)%          (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                              482%             183%             139%             324%             953%
  Net Assets, End of Period (000's omitted)    $    127,836     $     77,635     $    164,619     $    420,674     $    373,458

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                    FINANCIAL
                                                    SERVICES                                       HEALTH CARE
                                                      FUND                                             FUND
                                  -------------------------------------------      --------------------------------------------
                                          YEAR           YEAR          PERIOD              YEAR            YEAR          PERIOD
                                         ENDED          ENDED           ENDED             ENDED           ENDED           ENDED
                                  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          2003           2002           2001*              2003            2002           2001*
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD             $      20.19   $      23.90    $      25.00      $      18.71    $      23.82    $      25.00
                                  ------------   ------------    ------------      ------------    ------------    ------------
  Net Investment Income (Loss)+            .14            .09            (.02)             (.19)           (.09)           (.30)
  Net Realized and Unrealized
   Gains (Losses) on Securities           5.70          (3.69)          (1.08)             5.76           (4.98)           (.88)
                                  ------------   ------------    ------------      ------------    ------------    ------------
  Net Increase (Decrease) in Net
   Asset Value Resulting from
    Operations                            5.84          (3.60)          (1.10)             5.57           (5.07)          (1.18)
  Distributions to Shareholders
   from:
   Net Investment Income                  (.03)            --              --                --              --              --
   Net Realized Capital Gains               --           (.11)             --                --            (.04)             --
                                  ------------   ------------    ------------      ------------    ------------    ------------
  Net Increase (Decrease) in Net
   Asset Value                            5.81          (3.71)          (1.10)             5.57           (5.11)          (1.18)
                                  ------------   ------------    ------------      ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD    $      26.00   $      20.19    $      23.90      $      24.28    $      18.71    $      23.82
                                  ============   ============    ============      ============    ============    ============
TOTAL INVESTMENT RETURN                  28.92%        (15.10)%         (4.40)%           29.77%         (21.31)%         (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                          1.64%          1.85%           2.19%**           1.64%           1.70%           2.23%**
  Net Expenses                            1.64%          1.85%           2.19%**           1.64%           1.70%           2.23%**
  Net Investment Gain (Loss)              0.61%          0.41%          (0.11)%**         (0.88)%         (0.45)%         (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***             2,039%         1,727%            315%            1,222%          1,617%            757%
  Net Assets, End of Period
   (000's omitted)                $     15,581   $      2,748    $      2,607      $     27,880    $      5,164    $        951

+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-ENERGY SERVICES FUND; JUNE 19, 2001-HEALTH CARE FUND; JULY 20, 2001-FINANCIAL SERVICES FUND.

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

This page intentionally left blank

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004


BENCHMARK FUNDS
NOVA
URSA
OTC
U.S. GOVERNMENT BOND

SECTOR FUND
PRECIOUS METALS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

SECTOR FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Funds listed below:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund and U.S. Government Bond Fund

SECTOR FUND - Precious Metals Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-    MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

-    ARE NOT FEDERALLY INSURED

-    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

-    ARE NOT BANK DEPOSITS

-    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

       TABLE OF CONTENTS

       BENCHMARK FUNDS
5      COMMON RISK/RETURN INFORMATION
6      NOVA FUND
8      URSA FUND
10     OTC FUND
12     U.S. GOVERNMENT BOND FUND

       SECTOR FUND
14     PRECIOUS METALS FUND

16     MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

19     PURCHASING AND REDEEMING SHARES

19     DIVIDENDS, DISTRIBUTIONS, AND TAXES

20     MANAGEMENT OF THE FUNDS

21     FINANCIAL HIGHLIGHTS

27     BENCHMARK INFORMATION

BC     ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

U.S. GOVERNMENT BOND FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       30.06
1999       23.28
2000      -20.30
2001      -23.58
2002      -35.72
2003       39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                 NOVA FUND     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                     39.19%            28.68%
PAST FIVE YEARS                                   -7.65%            -0.57%
SINCE INCEPTION (05/07/97)                         0.98%             6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                    0.75%
  DISTRIBUTION (12b-1) FEES                                                          NONE
  OTHER EXPENSES                                                                     0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR              3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
     $   162             $   502              $   865             $   1,887

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      -21.93
1999      -15.06
2000       16.05
2001       14.99
2002       21.64
2003      -23.78

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                 URSA FUND      S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                     -23.78%           28.68%
PAST FIVE YEARS                                     1.03%           -0.57%
SINCE INCEPTION (06/09/97)(3)                      -5.11%            5.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                    0.90%
  DISTRIBUTION (12b-1) FEES                                                          NONE
  OTHER EXPENSES                                                                     0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR              3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
     $   175             $   543              $   936             $   2,033

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       83.76
1999      101.32
2000      -38.19
2001      -35.17
2002      -38.85
2003       45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                 OTC FUND      NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------
PAST ONE YEAR                                     45.41%             49.13%
PAST FIVE YEARS                                   -6.43%             -4.37%
SINCE INCEPTION (05/07/97)                         5.23%              7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                    0.75%
  DISTRIBUTION (12b-1) FEES                                                          NONE
  OTHER EXPENSES                                                                     0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR              3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
     $   161             $   498              $   860             $   1,875

U.S. GOVERNMENT BOND FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S.Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       12.86
1999      -20.45
2000       20.16
2001        0.08
2002       18.62
2003       -0.64

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                 U.S. GOVERNMENT          LEHMAN LONG
                                                    BOND FUND       TREASURY BOND INDEX(2)
------------------------------------------------------------------------------------------
PAST ONE YEAR                                         -0.64%              -4.34%
PAST FIVE YEARS                                        2.43%              -1.23%
SINCE INCEPTION (08/18/97)(3)                          5.40%               1.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
     12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                    0.50%
  DISTRIBUTION (12b-1) FEES                                                          NONE
  OTHER EXPENSES                                                                     0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.23%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR              3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
     $   129             $   402              $   695             $   1,530

PRECIOUS METALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not sue derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund comes from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent up on a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998      -17.24
1999       -3.58
2000      -20.63
2001       12.99
2002       45.59
2003       40.90

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -17.68% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                PRECIOUS METALS FUND   S&P 500 INDEX (2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                          40.90%               28.68%
PAST FIVE YEARS                                        12.15%               -0.57%
SINCE INCEPTION (05/29/97)                              0.46%                5.81%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                    0.75%
  DISTRIBUTION (12b-1) FEES                                                          NONE
  OTHER EXPENSES                                                                     0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR              3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
     $   162             $   502              $   865             $   1,887

MORE INFORMATION ABOUT FUND

INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                             BENCHMARK
---------------------------------------------------------------------------------------------
NOVA FUND                        150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                         THE NASDAQ 100 INDEX(R)
U.S. GOVERNMENT BOND FUND        120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Nova and U.S. Government Bond Funds are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUND. In managing the Sector Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices may not be available for the Rydex Sector Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for the sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Fund to ensure that the Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT BOND FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (U.S. GOVERNMENT BOND FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND PRECIOUS METALS FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Fund invests in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (PRECIOUS METALS FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (PRECIOUS METALS FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (PRECIOUS METALS FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. The U.S. Government Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds except for the U.S. Government Bond Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                           ADVISORY FEE
-------------------------------------------------------------------------------
NOVA                                                              .75%

URSA                                                              .90%

OTC                                                               .75%

U.S. GOVERNMENT BOND                                              .50%

PRECIOUS METALS                                                   .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                  $       5.18   $       8.67   $      13.88   $      18.57   $      15.88
                                                     ------------   ------------   ------------   ------------   ------------
  Net Investment Income (Loss)+                               .01           (.01)           .30            .74            .49
  Net Realized and Unrealized Gains (Losses) on
    Securities                                               2.02          (3.07)         (3.81)         (4.16)          3.10
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                2.03          (3.08)         (3.51)         (3.42)          3.59
  Distributions to Shareholders from:
    Net Investment Income                                      --           (.41)         (1.70)          (.15)          (.01)
    Net Realized Capital Gains                                 --             --             --          (1.12)          (.89)
                                                     ------------   ------------   ------------   ------------   ------------

  Net Increase (Decrease) in Net Asset Value                 2.03          (3.49)         (5.21)         (4.69)          2.69
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF YEAR                         $       7.21   $       5.18   $       8.67   $      13.88   $      18.57
                                                     ============   ============   ============   ============   ============

TOTAL INVESTMENT RETURN                                     39.19%        (35.72)%       (23.58)%       (20.30)%        23.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.54%          1.72%          1.45%          1.42%          1.55%
  Net Expenses                                               1.54%          1.72%          1.45%          1.42%          1.55%
  Net Investment Income (Loss)                               0.09%         (0.14)%         2.61%          4.45%          2.90%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                    729%           570%             0%             0%             0%
  Net Assets, End of Period (000's omitted)          $     81,816   $     34,017   $     60,941   $    178,118   $     92,922

+    Calculated using the average daily shares outstanding for the period.

* Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                  $       7.57   $       6.29   $       6.09   $       5.35   $       6.30
                                                     ------------   ------------   ------------   ------------   ------------
  Net Investment Income (Loss)+                              (.04)          (.02)           .12            .22            .20
  Net Realized and Unrealized Gains (Losses) on
    Securities                                              (1.76)          1.38            .88            .70          (1.15)
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                         (1.80)          1.36           1.00            .92           (.95)
  Distributions to Shareholders from:
    Net Investment Income                                      --           (.08)          (.80)          (.18)            --
    Net Realized Capital Gains                                 --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value                (1.80)          1.28            .20            .74           (.95)
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF YEAR                         $       5.77   $       7.57   $       6.29   $       6.09   $       5.35
                                                     ============   ============   ============   ============   ============
TOTAL INVESTMENT RETURN                                    (23.78)%        21.64%         14.99%         16.05%        (15.06)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.67%          1.79%          1.89%          1.59%          1.73%
  Net Expenses                                               1.67%          1.79%          1.89%          1.59%          1.73%
  Net Investment Income (Loss)                              (0.59)%        (0.24)%         1.85%          4.02%          3.34%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)          $     17,822   $     36,195   $     18,997   $     31,829   $     32,310

+    Calculated using the average daily shares outstanding for the period.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                  $       9.05   $      14.80   $      22.83   $      38.52   $      19.57
                                                     ------------   ------------   ------------   ------------   ------------
  Net Investment Loss+                                       (.13)          (.17)          (.23)          (.44)          (.33)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                               4.24          (5.58)         (7.80)        (13.50)         19.88
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                          4.11          (5.75)         (8.03)        (13.94)         19.55
  Distributions to Shareholders from:
    Net Realized Capital Gains                                 --             --             --          (1.75)          (.60)
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value                 4.11          (5.75)         (8.03)        (15.69)         18.95
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF YEAR                         $      13.16   $       9.05   $      14.80   $      22.83   $      38.52
                                                     ============   ============   ============   ============   ============
TOTAL INVESTMENT RETURN                                     45.41%        (38.85)%       (35.17)%       (38.19)%       101.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.53%          1.74%          1.45%          1.46%          1.55%
  Net Expenses                                               1.53%          1.74%          1.45%          1.46%          1.55%
  Net Investment Loss                                       (1.20)%        (1.58)%        (1.31)%        (1.23)%        (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                    482%           183%           139%           324%           953%
  Net Assets, End of Period (000's omitted)          $    127,836   $     77,635   $    164,619   $    420,674   $    373,458

+    Calculated using the average daily shares outstanding for the period.

* Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                $      13.08   $      11.44   $      11.80   $      10.17   $      13.28
                                                     ------------   ------------   ------------   ------------   ------------
  Net Investment Income+                                      .41            .44            .37            .38            .41
  Net Realized and Unrealized Gains (Losses) on
    Securities                                               (.52)          1.64           (.36)          1.63          (3.09)
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                                (.11)          2.08            .01           2.01          (2.68)
  Distributions to Shareholders from:
    Net Investment Income                                    (.41)          (.44)          (.37)          (.38)          (.43)
    Net Realized Capital Gains                               (.89)            --             --             --            --
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value                (1.41)          1.64           (.36)          1.63          (3.11)
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                       $      11.67   $      13.08   $      11.44   $      11.80   $      10.17
                                                     ============   ============   ============   ============   ============
TOTAL INVESTMENT RETURN                                     (0.64)%        18.62%          0.08%         20.16%        (20.45)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.23%          1.24%          2.37%          1.89%          1.52%
  Net Expenses                                               1.23%          1.24%          2.01%          1.89%          1.52%
  Net Investment Income                                      3.26%          3.65%          3.22%          3.47%          3.55%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                  1,272%         1,239%         1,247%         1,505%         1,611%
  Net Assets, End of Period (000's omitted)          $     65,358   $     25,190   $      4,521   $      5,011   $      1,136

+    Calculated using the average daily shares outstanding for the period.

* Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                $       7.09   $       4.87   $       4.31   $       5.43   $       5.81
                                                     ------------   ------------   ------------   ------------   ------------
  Net Investment Loss+                                       (.03)          (.02)          (.04)          (.07)          (.07)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                               2.93           2.24            .60          (1.05)          (.14)
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                          2.90           2.22            .56          (1.12)          (.21)
  Distributions to Shareholders from:
    Net Investment Income                                      --             --             --             --             --
    Net Realized Capital Gains                                 --             --             --             --           (.17)
                                                     ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value                 2.90           2.22            .56          (1.12)          (.38)
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                       $       9.99   $       7.09   $       4.87   $       4.31   $       5.43
                                                     ============   ============   ============   ============   ============
TOTAL INVESTMENT RETURN                                     40.90%         45.59%         12.99%        (20.63)%        (3.58)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                             1.54%          1.67%          2.18%          2.04%          2.17%
  Net Expenses                                               1.54%          1.67%          2.18%          2.04%          2.17%
  Net Investment Loss                                       (0.38)%        (0.29)%        (0.79)%        (1.45)%        (1.39)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                    658%         1,001%           957%           965%         1,239%
  Net Assets, End of Period (000's omitted)          $     44,606   $     38,839   $        875   $      3,400   $      6,992

+    Calculated using the average daily shares outstanding for the period.

* Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

This page intentionally left blank.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     -    RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE McGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004

STRATEGIC FUND
SECTOR ROTATION

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

STRATEGIC FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Fund listed below:

STRATEGIC FUND - Sector Rotation Fund

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUND
The value of the Fund may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

- ARE NOT FEDERALLY INSURED

- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

- ARE NOT BANK DEPOSITS

- ARE NOT GUARANTEED TO ACHIEVETHEIR OBJECTIVES

    TABLE OF CONTENTS

    STRATEGIC FUND
5   SECTOR ROTATION FUND

7   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

9   PURCHASING AND REDEEMING SHARES

9   DIVIDENDS, DISTRIBUTIONS, AND TAXES

10  MANAGEMENT OF THE FUND

11  FINANCIAL HIGHLIGHTS

    BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

This page intentionally left blank.

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE
The Sector Rotation Fund seeks long term capital appreciation.

PORTFOLIO INVESTMENT STRATEGY
The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RISK CONSIDERATIONS
The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SECTOR ROTATION FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -22.40
2003     29.97

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                         SECTOR ROTATION        S&P 500 INDEX(2)
--------------------------------------------------------------------------------
Past One Year                                 29.97%                28.68%
Since Inception (05/01/2002)                   0.48%                 3.25%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)
  MANAGEMENT FEES                                                          0.90%
  DISTRIBUTION (12b-1) FEES                                                NONE
  OTHER EXPENSES                                                           0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.70%

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
          $  178          $   553          $   952          $  2,067

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY
Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve the Fund's objective.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES
Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUND
As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invest will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRADING HALT RISK - The Fund typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of the Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of its assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Fund's use of futures and options contracts include:
   - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by the Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

   - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

ACTIVE TRADING
Unlike other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by investors who frequently redeem or exchange shares of the Funds. Consequently, your insurance company may impose restrictions on transactions by contract owners involving separate accounts that invest in this Fund.

NET ASSET VALUE
The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of the Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For the Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF THE FUND
The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR
Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Fund. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                               ADVISORY FEE
--------------------------------------------------------------------------------
SECTOR ROTATION                                                       .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT
MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

SECTOR ROTATION FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                                                 YEAR           PERIOD
                                                                                ENDED            ENDED
                                                                         DECEMBER 31,     DECEMBER 31,
                                                                                 2003            2002*
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                    $       7.76     $      10.00
                                                                         ------------     ------------
  Net Investment Income (Loss)+                                                  (.07)            (.01)
  Net Realized and Unrealized Gains (Losses) on Securities                       2.39            (2.23)
                                                                         ------------     ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations           2.32            (2.24)
  Distributions to Shareholders from:
    Net Investment Income                                                          --               --
                                                                         ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                     2.32            (2.24)
                                                                         ------------     ------------
NET ASSET VALUE--END OF PERIOD                                           $      10.08     $       7.76
                                                                         ============     ============
TOTAL INVESTMENT RETURN                                                         29.97%          (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                 1.70%            1.69%**
  Net Expenses                                                                   1.70%            1.69%**
  Net Investment Income (Loss)                                                  (0.78)%          (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                      401%             357%
  Net Assets, End of Period (000's omitted)                              $     20,594     $      6,669

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

This page intentionally left blank.

This page intentionally left blank.

BC

Additional information about the Fund is included in the SAI dated May 1, 2004, which contains more detailed information about the Fund. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

This page intentionally left blank.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004

BENCHMARK FUNDS
NOVA
JUNO

STRATEGIC FUND
SECTOR ROTATION

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

STRATEGIC FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") This prospectus describes the Funds listed below:

BENCHMARK FUNDS - Nova Fund and Juno Fund

STRATEGIC FUND - Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

- ARE NOT FEDERALLY INSURED

- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

- ARE NOT BANK DEPOSITS

- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

    BENCHMARK FUNDS
5   COMMON RISK/RETURN INFORMATION
6   NOVA FUND
8   JUNO FUND

    STRATEGIC FUND
10  SECTOR ROTATION FUND

12  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

14  PURCHASING AND REDEEMING SHARES

15  DIVIDENDS, DISTRIBUTIONS, AND TAXES

16  MANAGEMENT OF THE FUNDS

17  FINANCIAL HIGHLIGHTS

20  BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

JUNO FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       30.06
1999       23.28
2000       -20.3
2001      -23.58
2002      -35.72
2003       39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                    NOVA FUND            S&P 500 INDEX(2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                         39.19%                 28.68%
PAST FIVE YEARS                                       -7.65%                 -0.57%
SINCE INCEPTION (05/07/97)                             0.98%                  6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.75%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------
      $  162                  $  502                  $  865                $  1,887

JUNO FUND
FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Juno Fund commenced operations on May 1, 2003. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                .90%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES*                                                               0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.69%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
------------------------------------------------------------------------------------------
      $ 177                   $ 550                   $ 946                 $ 2,056

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -22.4
2003       29.97

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30,2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31,2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                    SECTOR ROTATION       S&P 500 INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                                           29.97%                 28.68%
SINCE INCEPTION (05/01/2002)                             0.48%                  3.25%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.90%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR         3 YEARS           5 YEARS      10 YEARS
-------------------------------------------------------------------
      $ 178           $ 553             $ 952        $ 2,067

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                        BENCHMARK
---------------------------------------------------------------------------------------------
NOVA FUND                   150% OF THE PERFORMANCE OF THE S&P 500(R) Index
JUNO FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the indices underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Juno Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR ROTATION FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (JUNO AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (SECTOR ROTATION FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. The Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

ACTIVE TRADING

Unlike other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by investors who frequently redeem or exchange shares of the Funds. Consequently, your insurance company may impose restrictions on transactions by contract owners involving separate accounts that invest in this Fund.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                              ADVISORY FEE
--------------------------------------------------------------
NOVA                                                  .75%
JUNO                                                  .90%
SECTOR ROTATION                                       .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA Fund
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                           YEAR            YEAR             YEAR              YEAR             YEAR
                                                          ENDED           ENDED            ENDED             ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                           2003            2002             2001              2000             1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                $       5.18   $        8.67    $       13.88    $        18.57    $       15.88
                                                   ------------   -------------    -------------    --------------    -------------
  Net Investment Income (Loss)+                             .01            (.01)             .30               .74              .49
  Net Realized and Unrealized Gains (Losses)
   on Securities                                           2.02           (3.07)           (3.81)            (4.16)            3.10
                                                   ------------   -------------    -------------    --------------    -------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                               2.03           (3.08)           (3.51)            (3.42)            3.59
  Distributions to Shareholders from:
   Net Investment Income                                     --            (.41)           (1.70)             (.15)            (.01)
   Net Realized Capital Gains                                --              --               --             (1.12)            (.89)
                                                   ------------   -------------    -------------    --------------    -------------
  Net Increase (Decrease) in Net Asset Value               2.03           (3.49)           (5.21)            (4.69)            2.69
                                                   ------------   -------------    -------------    --------------    -------------
NET ASSET VALUE--END OF YEAR                       $       7.21   $        5.18    $        8.67    $        13.88    $       18.57
                                                   ============   =============    =============    ==============    =============
TOTAL INVESTMENT RETURN                                   39.19%         (35.72)%         (23.58)%          (20.30)%          23.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.54%           1.72%            1.45%             1.42%            1.55%
  Net Expenses                                             1.54%           1.72%            1.45%             1.42%            1.55%
  Net Investment Income (Loss)                             0.09%          (0.14)%           2.61%             4.45%            2.90%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                  729%            570%               0%                0%               0%
  Net Assets, End of Period (000's omitted)        $     81,816   $      34,017    $      60,941    $      178,118    $      92,922

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

JUNO FUND
FINANCIAL HIGHLIGHTS

                                                                                         PERIOD
                                                                                          ENDED
                                                                                   DECEMBER 31,
                                                                                          2003*
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                                $    25.00
                                                                                     ----------
  Net Investment Loss+                                                                     (.13)
  Net Realized and Unrealized Gains (Losses) on Securities                                 (.05)
                                                                                     ----------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                     (.18)
  Distributions to Shareholders from:
   Net Investment Income                                                                     --
   Net Realized Capital Gains                                                                --
                                                                                     ----------
  Net Increase (Decrease) in Net Asset Value                                               (.18)
                                                                                     ----------
NET ASSET VALUE--END OF PERIOD                                                       $    24.82
                                                                                     ==========
TOTAL INVESTMENT RETURN                                                                   (0.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                           1.69%**
  Net Expenses                                                                             1.69%**
  Net Investment Loss                                                                     (0.74)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)                                          $   22,355

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.

** ANNUALIZED.

                                                                                     SECTOR
                                                                                    ROTATION
                                                                                      FUND
                                                                         -----------------------------
                                                                                 YEAR           PERIOD
                                                                                ENDED            ENDED
                                                                         DECEMBER 31,     DECEMBER 31,
                                                                                 2003            2002*
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                    $       7.76     $      10.00
                                                                         ------------     ------------
  Net Investment Income (Loss)+                                                  (.07)            (.01)
  Net Realized and Unrealized Gains (Losses) on Securities                       2.39            (2.23)
                                                                         ------------     ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations           2.32            (2.24)
  Distributions to Shareholders from:
   Net Investment Income                                                           --               --
                                                                         ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                     2.32            (2.24)
                                                                         ------------     ------------
NET ASSET VALUE--END OF PERIOD                                           $      10.08     $       7.76
                                                                         ============     ============
TOTAL INVESTMENT RETURN                                                         29.97%          (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                 1.70%            1.69%**
  Net Expenses                                                                   1.70%            1.69%**
  Net Investment Income (Loss)                                                  (0.78)%          (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                      401%             357%
  Net Assets, End of Period (000's omitted)                              $     20,594     $      6,669

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE McGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST

PROSPECTUS

MAY 1, 2004

BENCHMARK FUNDS
NOVA
URSA
OTC
U.S. GOVERNMENT BOND
MEKROS

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET

SECTOR FUNDS
FINANCIAL SERVICES
HEALTH CARE
TECHNOLOGY
UTILITIES


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100


BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND


Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, U.S. Government Bond Fund and Mekros Fund

SECTOR FUNDS - Financial Services Fund, Health Care Fund, Technology Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

- ARE NOT FEDERALLY INSURED

- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

- ARE NOT BANK DEPOSITS

- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   U.S. GOVERNMENT BOND FUND
14   MEKROS FUND

     SECTOR FUNDS
16   COMMON RISK/RETURN INFORMATION
17   FINANCIAL SERVICES FUND
19   HEALTH CARE FUND
21   TECHNOLOGY FUND
23   UTILITIES FUND

     MONEY MARKET FUND
25   U.S. GOVERNMENT MONEY MARKET FUND

27   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

30   PURCHASING AND REDEEMING SHARES

30   DIVIDENDS, DISTRIBUTIONS, AND TAXES

31   MANAGEMENT OF THE FUNDS

32   FINANCIAL HIGHLIGHTS

42   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

U.S. GOVERNMENT BOND FUND

MEKROS FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       30.06
1999       23.28
2000      -20.30
2001      -23.58
2002      -35.72
2003       39.19

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                       NOVA FUND           S&P 500 INDEX(2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                            39.19%                 28.68%
PAST FIVE YEARS                                          -7.65%                 -0.57%
SINCE INCEPTION (05/07/97)                                0.98%                  6.33%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.75%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  162        $  502          $  865          $  1,887

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      -21.93
1999      -15.06
2000       16.05
2001       14.99
2002       21.64
2003      -23.78

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                       URSA FUND           S&P 500 INDEX(2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                           -23.78%                 28.68%
PAST FIVE YEARS                                           1.03%                 -0.57%
SINCE INCEPTION (06/09/97)(3)                            -5.11%                  5.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.90%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  175        $  543          $  936          $  2,033

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       83.76
1999      101.32
2000      -38.19
2001      -35.17
2002      -38.85
2003       45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                        OTC FUND          NASDAQ 100 INDEX(2)
---------------------------------------------------------------------------------------------
PAST ONE YEAR                                            45.41%                 49.13%
PAST FIVE YEARS                                          -6.43%                 -4.37%
SINCE INCEPTION (05/07/97)                                5.23%                  7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.75%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  161        $  498          $  860          $  1,875

U.S. GOVERNMENT BOND FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S.Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       12.86
1999      -20.45
2000       20.16
2001        0.08
2002       18.62
2003       -0.64

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                    U.S. GOVERNMENT           LEHMAN LONG
                                                       BOND FUND         TREASURY BOND INDEX(2)
-----------------------------------------------------------------------------------------------
PAST ONE YEAR                                            -0.64%                 -4.34%
PAST FIVE YEARS                                           2.43%                 -1.23%
SINCE INCEPTION (08/18/97)(3)                             5.40%                  1.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
     12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.50%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.23%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  129        $  402          $  695          $  1,530

MEKROS FUND
FUND INFORMATION

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mekros Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002      -35.45
2003       64.28

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.50% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                         MEKROS          RUSSELL 2000 INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                            64.28%                 47.26%
SINCE INCEPTION (10/01/2001)                             14.94%                 17.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANYS' PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.90%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  178        $  553          $  952          $  2,067

RYDEX SECTOR FUNDS

FINANCIAL SERVICES FUND

HEALTH CARE FUND

TECHNOLOGY FUND

UTILITIES FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002     -15.10
2003      28.92

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                   FINANCIAL SERVICES      S&P 500 INDEX(2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                            28.92%                 28.68%
SINCE INCEPTION (07/20/2001)                              1.87%                 -1.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.85%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  172        $  534          $  919          $  2,000

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002      -21.31
2003       29.77

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                      HEALTH CARE          S&P 500 INDEX(2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                            29.77%                 28.68%
SINCE INCEPTION (06/19/2001)                             -1.07%                 -1.76%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.85%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  172        $  534          $  919          $  2,000

TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002      -39.11
2003       61.32

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                      TECHNOLOGY           S&P 500 INDEX(2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                            61.32%                 28.68%
SINCE INCEPTION (05/02/2001)                            -11.08%                 -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.85%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  172        $  534          $  919          $  2,000

UTILITIES FUND
FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002      -32.83
2003       25.40

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.68% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -22.51% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                       UTILITIES           S&P 500 INDEX(2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                            25.40%                 28.68%
SINCE INCEPTION (05/02/2001)                            -16.71%                 -3.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.85%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  170        $  527          $  908          $  1,977

U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        2.22
1999        3.92
2000        5.20
2001        2.77
2002        0.47
2003        0.01

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.36% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS 0.00% (QUARTER ENDED DECEMBER 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                  U.S. GOVERNMENT MONEY      90 DAY TREASURY
                                                       MARKET FUND          COMPOSITE INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                             0.01%                    1.14%
PAST FIVE YEARS                                           2.46%                    3.67%
SINCE INCEPTION (05/07/97)                                2.62%                    4.09%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES.

YIELD - Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.50%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.22%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------
  $  128        $  399          $   690         $  1,518

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

With the exception of the Mekros Fund the Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The Mekros Fund's objective is to provide investment results that correlate to the performance of a specific benchmark over time. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                           BENCHMARK
-----------------------------------------------------------------------------------------------
NOVA FUND                      150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                      INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                       THE NASDAQ 100 INDEX(R)
U.S. GOVERNMENT BOND FUND      120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
MEKROS FUND                    150% OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) included companies with capitalizations between $7 million and $2.0 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova, U.S. Government Bond and Mekros Funds -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT BOND AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (U.S. GOVERNMENT BOND FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

  Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (MEKROS AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. The U.S. Government Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and U.S. Government Bond Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                    .75%
URSA                                                                    .90%
OTC                                                                     .75%
U.S. GOVERNMENT BOND                                                    .50%
MEKROS                                                                  .90%
SECTOR FUNDS                                                            .85%
U.S. GOVERNMENT MONEY MARKET                                            .50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                             YEAR            YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                  $       5.18    $       8.67    $      13.88    $      18.57    $      15.88
                                                     ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                               .01            (.01)            .30             .74             .49
  Net Realized and Unrealized Gains (Losses) on
    Securities                                               2.02           (3.07)          (3.81)          (4.16)           3.10
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                 2.03           (3.08)          (3.51)          (3.42)           3.59
  Distributions to Shareholders from:
   Net Investment Income                                       --            (.41)          (1.70)           (.15)           (.01)
   Net Realized Capital Gains                                  --              --              --           (1.12)           (.89)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                 2.03           (3.49)          (5.21)          (4.69)           2.69
                                                     ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                         $       7.21    $       5.18    $       8.67    $      13.88    $      18.57
                                                     ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                     39.19%         (35.72)%        (23.58)%        (20.30)%         23.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.54%           1.72%           1.45%           1.42%           1.55%
  Net Expenses                                               1.54%           1.72%           1.45%           1.42%           1.55%
  Net Investment Income (Loss)                               0.09%          (0.14)%          2.61%           4.45%           2.90%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                    729%            570%              0%              0%              0%
  Net Assets, End of Period (000's omitted)          $     81,816    $     34,017    $     60,941    $    178,118    $     92,922

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR            YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                  $       7.57    $       6.29    $       6.09    $       5.35    $       6.30
                                                     ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                              (.04)           (.02)            .12             .22             .20
  Net Realized and Unrealized Gains (Losses) on
    Securities                                              (1.76)           1.38             .88             .70           (1.15)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                          (1.80)           1.36            1.00             .92            (.95)
  Distributions to Shareholders from:
   Net Investment Income                                       --            (.08)           (.80)           (.18)             --
   Net Realized Capital Gains                                  --              --              --              --              --
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                (1.80)           1.28             .20             .74            (.95)
                                                     ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                         $       5.77    $       7.57    $       6.29    $       6.09    $       5.35
                                                     ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                    (23.78)%         21.64%          14.99%          16.05%         (15.06)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.67%           1.79%           1.89%           1.59%           1.73%
  Net Expenses                                               1.67%           1.79%           1.89%           1.59%           1.73%
  Net Investment Income (Loss)                              (0.59)%         (0.24)%          1.85%           4.02%           3.34%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)          $     17,822    $     36,195    $     18,997    $     31,829    $     32,310

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR            YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                  $       9.05    $      14.80    $      22.83    $      38.52    $      19.57
                                                     ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                       (.13)           (.17)           (.23)           (.44)           (.33)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                               4.24           (5.58)          (7.80)         (13.50)          19.88
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                           4.11           (5.75)          (8.03)         (13.94)          19.55
  Distributions to Shareholders from:
   Net Realized Capital Gains                                  --              --              --           (1.75)           (.60)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                 4.11           (5.75)          (8.03)         (15.69)          18.95
                                                     ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                         $      13.16    $       9.05    $      14.80    $      22.83    $      38.52
                                                     ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                     45.41%         (38.85)%        (35.17)%        (38.19)%        101.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.53%           1.74%           1.45%           1.46%           1.55%
  Net Expenses                                               1.53%           1.74%           1.45%           1.46%           1.55%
  Net Investment Loss                                       (1.20)%         (1.58)%         (1.31)%         (1.23)%         (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                    482%            183%            139%            324%            953%
  Net Assets, End of Period (000's omitted)          $    127,836    $     77,635    $    164,619    $    420,674    $    373,458

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                                  MEKROS
                                                                                                   FUND
                                                                              ----------------------------------------------
                                                                                      YEAR             YEAR           PERIOD
                                                                                     ENDED            ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                      2003             2002            2001*
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $      20.11     $      31.91     $      25.00
                                                                              ------------     ------------     ------------
  Net Investment Income (Loss)+                                                       (.18)            (.17)            (.31)
  Net Realized and Unrealized Gains (Losses) on Securities.                          13.11           (11.08)            7.56
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                                         12.93           (11.25)            7.25
  Distributions to Shareholders from:
   Net Investment Income                                                                --               --               --
   Net Realized Capital Gains                                                        (3.29)            (.55)            (.34)
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                          9.64           (11.80)            6.91
                                                                              ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      29.75     $      20.11     $      31.91
                                                                              ============     ============     ============
TOTAL INVESTMENT RETURN                                                              64.28%          (35.45)%          28.97%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                      1.70%            1.74%            2.26%**
  Net Expenses                                                                        1.70%            1.74%            2.26%**
  Net Investment Income (Loss)                                                       (0.66)%          (0.70)%          (0.96)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                         1,135%           1,940%             848%
  Net Assets, End of Period (000's omitted)                                   $    122,995     $     12,947     $      8,524

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-MEKROS FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR            YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                $      13.08    $      11.44    $      11.80    $      10.17    $      13.28
                                                     ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                               .41             .44             .37             .38             .41
  Net Realized and Unrealized Gains
   (Losses) on Securities                                    (.52)           1.64            (.36)           1.63           (3.09)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                 (.11)           2.08             .01            2.01           (2.68)
  Distributions to Shareholders from:
   Net Investment Income                                     (.41)           (.44)           (.37)           (.38)           (.43)
   Net Realized Capital Gains                                (.89)             --              --              --              --
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                (1.41)           1.64            (.36)           1.63           (3.11)
                                                     ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                       $      11.67    $      13.08    $      11.44    $      11.80    $      10.17
                                                     ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                     (0.64)%         18.62%           0.08%          20.16%         (20.45)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.23%           1.24%           2.37%           1.89%           1.52%
  Net Expenses                                               1.23%           1.24%           2.01%           1.89%           1.52%
  Net Investment Income (Loss)                               3.26%           3.65%           3.22%           3.47%           3.55%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                  1,272%          1,239%          1,247%          1,505%          1,611%
  Net Assets, End of Period (000's omitted)          $     65,358    $     25,190    $      4,521    $      5,011    $      1,136

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                                FINANCIAL
                                                                                                 SERVICES
                                                                                                   FUND
                                                                              ----------------------------------------------
                                                                                      YEAR             YEAR           PERIOD
                                                                                     ENDED            ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                      2003             2002            2001*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $      20.19     $      23.90     $      25.00
                                                                              ------------     ------------     ------------
  Net Investment Income (Loss)+                                                        .14              .09             (.02)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                                                      5.70            (3.69)           (1.08)
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                                          5.84            (3.60)           (1.10)
  Distributions to Shareholders from:
   Net Investment Income                                                              (.03)              --               --
   Net Realized Capital Gains                                                           --             (.11)              --
                                                                              ------------     ------------     ------------
Net Increase (Decrease) in Net Asset Value                                            5.81            (3.71)           (1.10)
                                                                              ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      26.00     $      20.19     $      23.90
                                                                              ============     ============     ============
TOTAL INVESTMENT RETURN                                                              28.92%          (15.10)%          (4.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                      1.64%            1.85%            2.19%**
  Net Expenses                                                                        1.64%            1.85%            2.19%**
  Net Investment Gain (Loss)                                                          0.61%            0.41%           (0.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                         2,039%           1,727%             315%
  Net Assets, End of Period (000's omitted)                                   $     15,581     $      2,748     $      2,607

                                                                                               HEALTH CARE
                                                                                                   FUND
                                                                              ----------------------------------------------
                                                                                      YEAR             YEAR           PERIOD
                                                                                     ENDED            ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                      2003             2002            2001*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $      18.71     $      23.82     $      25.00
                                                                              ------------     ------------     ------------
  Net Investment Income (Loss)+                                                       (.19)            (.09)            (.30)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                                                      5.76            (4.98)            (.88)
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                                          5.57            (5.07)           (1.18)
  Distributions to Shareholders from:
   Net Investment Income                                                                --               --               --
   Net Realized Capital Gains                                                           --             (.04)              --
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                          5.57            (5.11)           (1.18)
                                                                              ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      24.28     $      18.71     $      23.82
                                                                              ============     ============     ============
TOTAL INVESTMENT RETURN                                                              29.77%          (21.31)%          (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                      1.64%            1.70%            2.23%**
  Net Expenses                                                                        1.64%            1.70%            2.23%**
  Net Investment Gain (Loss)                                                         (0.88)%          (0.45)%          (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                         1,222%           1,617%             757%
  Net Assets, End of Period (000's omitted)                                   $     27,880     $      5,164     $        951

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE COMMENCEMENT OF OPERATIONS: JUNE 19, 2001-HEALTH CARE FUND; JULY 20, 2001-FINANCIAL SERVICES FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                                TECHNOLOGY
                                                                                                   FUND
                                                                              ----------------------------------------------
                                                                                      YEAR             YEAR           PERIOD
                                                                                     ENDED            ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                      2003             2002            2001*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $       9.92     $      18.61     $      25.00
                                                                              ------------     ------------     ------------
  Net Investment Income (Loss)+                                                       (.18)            (.18)            (.39)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                                             6.21            (7.15)           (6.00)
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                                          6.03            (7.33)           (6.39)
  Distributions to Shareholders from:
   Net Investment Income                                                                --               --               --
   Net Realized Capital Gains                                                        (1.07)           (1.36)              --
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                          4.96            (8.69)           (6.39)
                                                                              ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      14.88     $       9.92     $      18.61
                                                                              ============     ============     ============
TOTAL INVESTMENT RETURN                                                              61.32%          (39.11)%         (25.56)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                                      1.64%            1.71%            2.34%**
  Net Expenses                                                                        1.64%            1.71%            2.34%**
  Net Investment Income (Loss)                                                       (1.39)%          (1.52)%          (2.08)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                         1,302%           1,098%             490%
  Net Assets, End of Period (000's omitted)                                   $     20,641     $      5,021     $      1,216

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                                 UTILITIES
                                                                                                   FUND
                                                                              ----------------------------------------------
                                                                                      YEAR             YEAR           PERIOD
                                                                                     ENDED            ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                      2003             2002            2001*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $      12.24     $      18.23     $      25.00
                                                                              ------------     ------------     ------------
  Net Investment Income (Loss)+                                                        .31              .33              .33
  Net Realized and Unrealized Gains
   (Losses) on Securities                                                             2.77            (6.31)           (7.10)
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                                          3.08            (5.98)           (6.77)
  Distributions to Shareholders from:
   Net Investment Income                                                              (.36)            (.01)              --
   Net Realized Capital Gains                                                           --               --               --
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                          2.72            (5.99)           (6.77)
                                                                              ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      14.96     $      12.24     $      18.23
                                                                              ============     ============     ============
TOTAL INVESTMENT RETURN                                                              25.40%          (32.83)%         (27.08)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                                      1.62%            1.67%            2.08%**
  Net Expenses                                                                        1.62%            1.67%            2.08%**
  Net Investment Income (Loss)                                                        2.29%            2.54%            1.59%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                         1,491%             829%           1,040%
  Net Assets, End of Period (000's omitted)                                   $     13,430     $     23,846     $        908

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-UTILITIES FUND

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                             YEAR            YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31.    DECEMBER 31,    DECEMBER 31,
                                                             2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                     ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                                --~~            --~            .03             .05             .04
  Net Realized and Unrealized Gains (Losses) on
    Securities                                                 --              --              --              --              --
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                             --              --             .03             .05             .04
  Distributions to Shareholders from:
   Net Investment Income                                       --~~            --~            (.03)           (.05)           (.04)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                   --              --              --              --              --
                                                     ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                       $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                     ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                      0.01%           0.47%           2.77%           5.20%           3.92%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                             1.22%           1.23%           1.19%           1.14%           1.39%
  Net Expenses                                               1.11%           1.23%           1.19%           1.14%           1.39%
  Net Investment Income (Loss)                               0.01%           0.44%           2.48%           4.99%           3.64%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)          $    232,493    $    258,953    $     96,515    $     39,492    $     99,396

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

~~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

This page intentionally left blank.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP., NASDAQ AND THE FRANK RUSSELL COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," AND "500," ARE TRADEMARKS OF THE McGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com                                                   RVTP-1-5/04

THE RYDEX VARIABLE TRUST
PROSPECTUS
MAY 1, 2004

BENCHMARK FUND
OTC

STRATEGIC FUND
SECTOR ROTATION


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100


BENCHMARK FUND

STRATEGIC FUND


Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Funds listed below:

BENCHMARK FUND - OTC Fund

STRATEGIC FUND - Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

    BENCHMARK FUND

5   OTC FUND

    STRATEGIC FUND

7   SECTOR ROTATION FUND

9   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

11  PURCHASING AND REDEEMING SHARES

12  DIVIDENDS, DISTRIBUTIONS, AND TAXES

12  MANAGEMENT OF THE FUNDS

13  FINANCIAL HIGHLIGHTS

15  BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

This page intentionally left blank.

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not sue derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund comes from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76
1999    101.32
2000    -38.19
2001    -35.17
2002    -38.85
2003     45.41

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003) (1)

                                                              OTC FUND           NASDAQ 100 INDEX(2)
-------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                    45.41%                 49.13%
PAST FIVE YEARS                                                  -6.43%                 -4.37%
SINCE INCEPTION (05/07/97)                                        5.23%                  7.47%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ").

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                              NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                            0.75%
   DISTRIBUTION (12b-1) FEES                                                                                  NONE
   OTHER EXPENSES                                                                                             0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                          1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------
                         $ 161                   $ 498                   $ 860                 $ 1,875

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -22.40
2003     29.97

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30,2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31,2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2003)(1)

                                                                  SECTOR ROTATION        S&P 500 INDEX (2)
--------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                         29.97%                 28.68%
SINCE INCEPTION (05/01/2002)                                           0.48%                  3.25%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES                                                                                              NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                            0.90%
   DISTRIBUTION (12b-1) FEES                                                                                  NONE
   OTHER EXPENSES                                                                                             0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                          1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
---------------------------------------------------------------------------------------------------------------
                         $ 178                   $ 553                   $ 952                 $ 2,067

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE OTC FUND'S INVESTMENT OBJECTIVES

The Fund's objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by the Fund is set forth below:

FUND                                                  BENCHMARK
-------------------------------------------------------------------------------------
OTC FUND                                              THE NASDAQ 100 INDEX(R)

A BRIEF GUIDE TO THE BENCHMARK.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Fund is to correlate with the performance of the index underlying the Fund's benchmark.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.


RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FUND) - The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (OTC FUND) - Tracking error risk refers to the risk that the Fund's returns may not match or correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR ROTATION FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.
- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (SECTOR ROTATION FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (SECTOR ROTATION FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

ACTIVE TRADING

Unlike other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by investors who frequently redeem or exchange shares of the Funds. Consequently, your insurance company may impose restrictions on transactions by contract owners involving separate accounts that invest in this Fund.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds for over 10 years, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                             ADVISORY FEE
---------------------------------------------------------------------------------------------
OTC                                                                                  .75%
SECTOR ROTATION                                                                      .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor.

The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

OTC FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for the period ending December 31, 1999 has been audited by a predecessor independent accounting firm. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2003 Annual Report is incorporated by reference in the SAI.

                                                            YEAR            YEAR            YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                            2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                 $       9.05    $      14.80    $      22.83    $      38.52    $      19.57
                                                    ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                      (.13)           (.17)           (.23)           (.44)           (.33)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                            4.24           (5.58)          (7.80)         (13.50)          19.88
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                          4.11           (5.75)          (8.03)         (13.94)          19.55
  Distributions to Shareholders from:
   Net Realized Capital Gains                                 --              --              --           (1.75)           (.60)
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                4.11           (5.75)          (8.03)         (15.69)          18.95
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                        $      13.16    $       9.05    $      14.80    $      22.83    $      38.52
                                                    ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                    45.41%         (38.85)%        (35.17)%        (38.19)%        101.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                            1.53%           1.74%           1.45%           1.46%           1.55%
  Net Expenses                                              1.53%           1.74%           1.45%           1.46%           1.55%
  Net Investment Loss                                      (1.20)%         (1.58)%         (1.31)%         (1.23)%         (1.24)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                   482%            183%            139%            324%            953%
  Net Assets, End of Period (000's omitted)         $    127,836    $     77,635    $    164,619    $    420,674    $    373,458

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                                                               SECTOR
                                                                                                              ROTATION
                                                                                                                FUND
                                                                                                    ----------------------------
                                                                                                            YEAR          PERIOD
                                                                                                           ENDED           ENDED
                                                                                                    DECEMBER 31,    DECEMBER 31,
                                                                                                            2003           2002*
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                                               $       7.76    $      10.00
                                                                                                    ------------    ------------
  Net Investment Income (Loss)+                                                                             (.07)           (.01)
  Net Realized and Unrealized Gains (Losses) on Securities                                                  2.39           (2.23)
                                                                                                    ------------    ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                                      2.32           (2.24)
  Distributions to Shareholders from:
   Net Investment Income                                                                                      --              --
                                                                                                    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                                                                2.32           (2.24)
                                                                                                    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                                                      $      10.08    $       7.76
                                                                                                    ============    ============
TOTAL INVESTMENT RETURN                                                                                    29.97%         (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                                            1.70%           1.69%**
  Net Expenses                                                                                              1.70%           1.69%**
  Net Investment Income (Loss)                                                                             (0.78)%         (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                                                 401%            357%
  Net Assets, End of Period (000's omitted)                                                         $     20,594    $      6,669

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

NASDAQ (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com                                                   RVTP-1-5/04